UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Consumer Discretionary Portfolio

VIP Consumer Discretionary Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,059.20	$ 5.11
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class
Actual	$ 1,000.00	$ 1,058.50	$ 5.87
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Investor Class	1.15%

Semiannual Report

VIP Consumer Discretionary Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Time Warner, Inc.	6.3	5.9
Home Depot, Inc.	6.0	1.6
Target Corp.	5.3	3.1
McDonald's Corp.	5.0	3.3
Comcast Corp. Class A	4.5	3.7
News Corp. Class A	3.0	6.0
Staples, Inc.	2.9	2.4
McGraw-Hill Companies, Inc.	2.7	3.0
Coach, Inc.	2.4	2.6
Google, Inc. Class A (sub. vtg.)	2.3	1.3
	40.4
Top Industries (% of fund's net assets)
As of June 30, 2007
Media	25.8%
Specialty Retail	21.3%
Hotels, Restaurants & Leisure	16.5%
Multiline Retail	12.2%
Textiles, Apparel & Luxury Goods	7.0%
All Others*	17.2%

As of December 31, 2006
Specialty Retail	24.0%
Media	22.9%
Multiline Retail	17.3%
Hotels, Restaurants & Leisure	13.5%
Textiles, Apparel & Luxury Goods	8.5%
All Others*	13.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

VIP Consumer Discretionary Portfolio

VIP Consumer Discretionary Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	2,000	$ 231,540
AUTOMOBILES - 2.4%
Automobile Manufacturers - 1.9%
General Motors Corp.	4,800	181,440
Renault SA	300	48,402
Toyota Motor Corp. sponsored ADR	500	62,940
		292,782
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	1,400	83,454
TOTAL AUTOMOBILES		376,236
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
Sotheby's Class A (ltd. vtg.)	3,100	142,662
DIVERSIFIED FINANCIAL SERVICES - 1.3%
Specialized Finance - 1.3%
Moody's Corp.	3,300	205,260
FOOD & STAPLES RETAILING - 2.4%
Food Retail - 1.4%
Susser Holdings Corp.	5,100	82,671
Tesco PLC Sponsored ADR	5,300	135,150
		217,821
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	2,700	158,004
TOTAL FOOD & STAPLES RETAILING		375,825
HOTELS, RESTAURANTS & LEISURE - 16.5%
Casinos & Gaming - 7.2%
Aristocrat Leisure Ltd.	3,052	37,189
Bally Technologies, Inc. (a)	2,800	73,976
Boyd Gaming Corp.	1,900	93,461
International Game Technology	7,100	281,870
Las Vegas Sands Corp. (a)	3,400	259,726
MGM Mirage, Inc. (a)	1,100	90,728
Penn National Gaming, Inc. (a)	3,100	186,279
Wynn Resorts Ltd.	1,300	116,597
		1,139,826
Hotels, Resorts & Cruise Lines - 3.8%
Accor SA	1,600	142,313
Carnival Corp. unit	2,400	117,048
Hilton Hotels Corp.	5,200	174,044
Home Inns & Hotels Management, Inc. ADR	1,200	38,652
Starwood Hotels & Resorts Worldwide, Inc.	1,800	120,726
		592,783

	Shares	Value
Restaurants - 5.5%
Applebee's International, Inc.	2,900	$ 69,890
McDonald's Corp.	15,600	791,856
		861,746
TOTAL HOTELS, RESTAURANTS & LEISURE		2,594,355
HOUSEHOLD DURABLES - 2.5%
Homebuilding - 1.7%
Centex Corp.	2,700	108,270
D.R. Horton, Inc.	2,200	43,846
Toll Brothers, Inc. (a)	4,300	107,414
		259,530
Household Appliances - 0.8%
The Stanley Works	700	42,490
Whirlpool Corp.	800	88,960
		131,450
TOTAL HOUSEHOLD DURABLES		390,980
INTERNET & CATALOG RETAIL - 2.7%
Catalog Retail - 1.3%
Liberty Media Corp. New - Interactive Series A (a)	9,200	205,436
Internet Retail - 1.4%
Amazon.com, Inc. (a)	1,500	102,615
Blue Nile, Inc. (a)	1,800	108,720
		211,335
TOTAL INTERNET & CATALOG RETAIL		416,771
INTERNET SOFTWARE & SERVICES - 2.8%
Internet Software & Services - 2.8%
Google, Inc. Class A (sub. vtg.) (a)	700	366,366
LoopNet, Inc.	3,000	69,990
		436,356
LEISURE EQUIPMENT & PRODUCTS - 0.3%
Photographic Products - 0.3%
Eastman Kodak Co.	1,800	50,094
MEDIA - 25.8%
Advertising - 1.4%
National CineMedia, Inc.	3,100	86,831
Omnicom Group, Inc.	2,400	127,008
		213,839
Broadcasting & Cable TV - 6.9%
Citadel Broadcasting Corp.	22	142
Clear Channel Communications, Inc.	4,900	185,318
Comcast Corp. Class A	25,100	705,812
Grupo Televisa SA de CV (CPO) sponsored ADR	5,700	157,377
Time Warner Cable, Inc. (a)	1,000	39,170
		1,087,819
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - 12.5%
Cinemark Holdings, Inc.	2,200	$ 39,358
Live Nation, Inc. (a)	2,100	46,998
News Corp.:
Class A	22,041	467,490
Class B	1,600	36,704
Regal Entertainment Group Class A	7,300	160,089
The Walt Disney Co.	5,200	177,528
Time Warner, Inc.	46,900	986,775
Viacom, Inc. Class B (non-vtg.) (a)	1,300	54,119
		1,969,061
Publishing - 5.0%
Getty Images, Inc. (a)	1,900	90,839
McGraw-Hill Companies, Inc.	6,200	422,096
R.H. Donnelley Corp.	3,600	272,808
		785,743
TOTAL MEDIA		4,056,462
MULTILINE RETAIL - 12.2%
Department Stores - 5.8%
JCPenney Co., Inc.	3,600	260,568
Macy's, Inc.	4,700	186,966
Nordstrom, Inc.	3,300	168,696
Sears Holdings Corp. (a)	1,700	288,150
		904,380
General Merchandise Stores - 6.4%
Family Dollar Stores, Inc.	5,000	171,600
Target Corp.	13,200	839,520
		1,011,120
TOTAL MULTILINE RETAIL		1,915,500
PERSONAL PRODUCTS - 1.0%
Personal Products - 1.0%
Bare Escentuals, Inc.	4,500	153,675
SPECIALTY RETAIL - 21.3%
Apparel Retail - 4.7%
Abercrombie & Fitch Co. Class A	2,100	153,258
Casual Male Retail Group, Inc. (a)	7,550	76,255
Payless ShoeSource, Inc. (a)	4,300	135,665
Ross Stores, Inc.	2,200	67,760
TJX Companies, Inc.	8,600	236,500
Urban Outfitters, Inc. (a)	2,600	62,478
		731,916
Computer & Electronics Retail - 2.1%
Best Buy Co., Inc.	5,050	235,684
RadioShack Corp.	3,000	99,420
		335,104

	Shares	Value
Home Improvement Retail - 8.1%
Home Depot, Inc.	24,067	$ 947,036
Lowe's Companies, Inc.	8,100	248,589
Sherwin-Williams Co.	1,200	79,764
		1,275,389
Homefurnishing Retail - 0.5%
Williams-Sonoma, Inc.	2,300	72,634
Specialty Stores - 5.9%
OfficeMax, Inc.	600	23,580
PETsMART, Inc.	8,063	261,644
Staples, Inc.	19,450	461,549
Tiffany & Co., Inc.	3,500	185,710
		932,483
TOTAL SPECIALTY RETAIL		3,347,526
TEXTILES, APPAREL & LUXURY GOODS - 7.0%
Apparel, Accessories & Luxury Goods - 3.8%
Burberry Group PLC	3,200	44,146
Coach, Inc. (a)	8,000	379,120
Polo Ralph Lauren Corp. Class A	1,800	176,598
		599,864
Footwear - 3.2%
Deckers Outdoor Corp. (a)	1,773	178,896
Iconix Brand Group, Inc. (a)	6,200	137,764
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,262	182,850
		499,510
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,099,374
TOTAL COMMON STOCKS (Cost $14,168,861)		15,792,616
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 5.32% (b) (Cost $18,258)	18,258	18,258
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $14,187,119)	15,810,874
NET OTHER ASSETS - (0.7)%	(110,466)
NET ASSETS - 100%	$ 15,700,408
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,046

Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $299,913 all of which will expire on December 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,168,861)	$ 15,792,616
Fidelity Central Funds (cost $18,258)	18,258
Total Investments (cost $14,187,119)		$ 15,810,874
Receivable for investments sold		170,670
Receivable for fund shares sold		37
Dividends receivable		7,971
Distributions receivable from Fidelity Central Funds		183
Prepaid expenses		21
Other receivables		85
Total assets		15,989,841

Liabilities
Payable for investments purchased	$ 246,969
Payable for fund shares redeemed	10,180
Accrued management fee	7,708
Other affiliated payables	1,851
Other payables and accrued expenses	22,725
Total liabilities		289,433

Net Assets		$ 15,700,408
Net Assets consist of:
Paid in capital		$ 13,603,857
Accumulated net investment loss		(19,011)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		491,797
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,623,765
Net Assets		$ 15,700,408

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($11,461,201 ÷ 844,276 shares)	$ 13.58

Investor Class: Net Asset Value, offering price and redemption price per share ($4,239,207 ÷ 312,614 shares)	$ 13.56

See accompanying notes which are an integral part of the financial statements.

VIP Consumer Discretionary Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 72,504
Interest		121
Income from Fidelity Central Funds		4,046
Total income		76,671

Expenses
Management fee	$ 49,899
Transfer agent fees	11,341
Accounting fees and expenses	3,465
Custodian fees and expenses	7,240
Independent trustees' compensation	28
Audit	18,752
Legal	29
Miscellaneous	2,672
Total expenses before reductions	93,426
Expense reductions	(570)	92,856
Net investment income (loss)		(16,185)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	863,234
Foreign currency transactions	212
Total net realized gain (loss)		863,446
Change in net unrealized appreciation (depreciation) on: Investment securities	142,674
Assets and liabilities in foreign currencies	(37)
Total change in net unrealized appreciation (depreciation)		142,637
Net gain (loss)		1,006,083
Net increase (decrease) in net assets resulting from operations		$ 989,898

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,185)	$ 102,515
Net realized gain (loss)	863,446	1,366,498
Change in net unrealized appreciation (depreciation)	142,637	(45,422)
Net increase (decrease) in net assets resulting from operations	989,898	1,423,591
Distributions to shareholders from net investment income	(27,376)	(77,653)
Share transactions - net increase (decrease)	(3,398,524)	6,814,768
Redemption fees	15,196	5,302
Total increase (decrease) in net assets	(2,420,806)	8,166,008

Net Assets
Beginning of period	18,121,214	9,955,206
End of period (including accumulated net investment loss of $19,011 and undistributed net investment income of $24,654, respectively)	$ 15,700,408	$ 18,121,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 11.45	$ 11.12	$ 10.17	$ 8.13	$ 9.72
Income from Investment Operations
Net investment income (loss) E	(.01)	.11 H	(.02)	(.04)	(.03)	(.03)
Net realized and unrealized gain (loss)	.76	1.33	.35	.99	2.07	(1.56)
Total from investment operations	.75	1.44	.33	.95	2.04	(1.59)
Distributions from net investment income	(.02)	(.06)	-	-	-	(.01)
Redemption fees added to paid in capital E	.01	.01	- J	- J	- J	.01
Net asset value, end of period	$ 13.58	$ 12.84	$ 11.45	$ 11.12	$ 10.17	$ 8.13
Total Return B,C,D	5.92%	12.63%	2.97%	9.34%	25.09%	(16.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	1.20%	1.19%	1.35%	1.72%	1.30%
Expenses net of fee waivers, if any	1.01% A	1.15%	1.14%	1.35%	1.50%	1.30%
Expenses net of all reductions	1.01% A	1.14%	1.12%	1.31%	1.46%	1.27%
Net investment income (loss)	(.15)% A	.90% H	(.19)%	(.42)%	(.34)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,461	$ 13,866	$ 9,616	$ 12,051	$ 10,959	$ 12,176
Portfolio turnover rate G	144% A	189%	74%	145%	108%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .13%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.44	$ 11.49
Income from Investment Operations
Net investment income (loss) E	(.02)	.10 H	(.01)
Net realized and unrealized gain (loss)	.76	1.33	(.04)
Total from investment operations	.74	1.43	(.05)
Distributions from net investment income	(.02)	(.05)	-
Redemption fees added to paid in capital E	.01	.01	- K
Net asset value, end of period	$ 13.56	$ 12.83	$ 11.44
Total Return B,C,D	5.85%	12.62%	(.44)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.15% A	1.41%	1.61% A
Expenses net of fee waivers, if any	1.15% A	1.25%	1.25% A
Expenses net of all reductions	1.15% A	1.24%	1.23% A
Net investment income (loss)	(.29)% A	.80% H	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,239	$ 4,256	$ 339
Portfolio turnover rate G	144% A	189%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .03%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Consumer Discretionary Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,886,987
Unrealized depreciation	(297,971)
Net unrealized appreciation (depreciation)	$ 1,589,016
Cost for federal income tax purposes	$ 14,221,858

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

VIP Consumer Discretionary Portfolio

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,600,487 and $15,598,369, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 6,393
Investor Class	4,948
$ 11,341

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $191 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.15% - *1.00%	$ 431

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $135 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 21,493	$ 59,733
Investor Class	5,883	17,920
Total	$ 27,376	$ 77,653

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	184,970	587,575	$ 2,489,031	$ 7,314,538
Reinvestment of distributions	1,604	4,634	21,493	59,733
Shares redeemed	(422,327)	(351,833)	(5,666,218)	(4,301,667)
Net increase (decrease)	(235,753)	240,376	$ (3,155,694)	$ 3,072,604
Investor Class
Shares sold	179,262	344,914	$ 2,418,181	$ 4,271,675
Reinvestment of distributions	439	1,391	5,883	17,920
Shares redeemed	(198,715)	(44,309)	(2,666,894)	(547,431)
Net increase (decrease)	(19,014)	301,996	$ (242,830)	$ 3,742,164

VIP Consumer Discretionary Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0807
1.817358.102

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Consumer Staples Portfolio

VIP Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 24, 2007 to June 30, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value June 30, 2007	Expenses Paid During Period
Initial Class
Actual	$ 1,000.00	$ 998.00	$ 1.86 B
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01 C
Investor Class
Actual	$ 1,000.00	$ 997.00	$ 2.14 B
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 68/365 (to reflect the period April 24, 2007 to June 30, 2007).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Investor Class	1.15%

Semiannual Report

VIP Consumer Staples Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2007
% of fund's net assets
Procter & Gamble Co.	16.3
PepsiCo, Inc.	8.8
The Coca-Cola Co.	8.7
CVS Caremark Corp.	5.4
British American Tobacco PLC sponsored ADR	4.8
Nestle SA sponsored ADR	4.7
Colgate-Palmolive Co.	4.2
Wal-Mart Stores, Inc.	4.0
Altria Group, Inc.	3.9
Walgreen Co.	3.2
64.0
Top Industries (% of fund's net assets)
As of June 30, 2007
Beverages	28.1%
Household Products	21.0%
Food & Staples Retailing	19.3%
Food Products	15.2%
Tobacco	10.3%
All Others*	6.1%

* Includes short-term investments and net other assets.

VIP Consumer Staples Portfolio

VIP Consumer Staples Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BEVERAGES - 28.1%
Brewers - 5.7%
Grupo Modelo SA de CV Series C	2,800	$ 15,150
Heineken NV (Bearer)	1,660	97,110
InBev SA	710	56,531
Molson Coors Brewing Co. Class B	1,140	105,404
SABMiller PLC	2,810	71,437
		345,632
Distillers & Vintners - 3.8%
Brown-Forman Corp. Class B (non-vtg.)	1,100	80,388
Constellation Brands, Inc. Class A (sub. vtg.)	750	18,210
Diageo PLC sponsored ADR	1,080	89,975
Pernod Ricard SA	170	37,721
		226,294
Soft Drinks - 18.6%
Coca-Cola Femsa SA de CV sponsored ADR	460	20,369
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	1,030	47,359
PepsiCo, Inc.	8,200	531,770
The Coca-Cola Co.	10,050	525,716
		1,125,214
TOTAL BEVERAGES		1,697,140
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	1,000	13,500
FOOD & STAPLES RETAILING - 19.3%
Drug Retail - 8.9%
CVS Caremark Corp.	8,950	326,228
Rite Aid Corp. (a)	2,400	15,312
Walgreen Co.	4,500	195,930
		537,470
Food Distributors - 1.0%
Sysco Corp.	1,850	61,032
Food Retail - 5.4%
Kroger Co.	4,450	125,179
Safeway, Inc.	3,250	110,598
SUPERVALU, Inc.	1,550	71,796
The Great Atlantic & Pacific Tea Co.	450	15,093
		322,666
Hypermarkets & Super Centers - 4.0%
Wal-Mart Stores, Inc.	5,050	242,956
TOTAL FOOD & STAPLES RETAILING		1,164,124
FOOD PRODUCTS - 15.2%
Agricultural Products - 2.1%
Archer-Daniels-Midland Co.	2,250	74,453

	Shares	Value
Bunge Ltd.	530	$ 44,785
Nutreco Holding NV	100	7,329
		126,567
Packaged Foods & Meats - 13.1%
BioMar Holding AS	100	5,701
Chiquita Brands International, Inc.	800	15,168
Groupe Danone	970	78,794
Industrias Bachoco SA de CV sponsored ADR	450	14,616
Kellogg Co.	850	44,022
Koninklijke Numico NV	1,880	98,035
Koninklijke Wessanen NV	900	14,994
Lindt & Spruengli AG	1	29,723
Marine Harvest ASA (a)	14,000	15,241
Nestle SA sponsored ADR	2,950	282,168
Smithfield Foods, Inc. (a)	470	14,471
Tyson Foods, Inc. Class A	1,150	26,496
Unilever NV (NY Shares)	4,900	151,998
		791,427
TOTAL FOOD PRODUCTS		917,994
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Panera Bread Co. Class A (a)	200	9,212
Starbucks Corp. (a)	800	20,992
		30,204
HOUSEHOLD PRODUCTS - 21.0%
Household Products - 21.0%
Colgate-Palmolive Co.	3,900	252,915
Henkel KGaA	630	30,175
Procter & Gamble Co.	16,050	982,096
		1,265,186
PERSONAL PRODUCTS - 2.8%
Personal Products - 2.8%
Avon Products, Inc.	3,800	139,650
Bare Escentuals, Inc.	400	13,660
Herbalife Ltd.	390	15,464
		168,774
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Johnson & Johnson	240	14,789
TOBACCO - 10.3%
Tobacco - 10.3%
Altria Group, Inc.	3,350	234,969
British American Tobacco PLC sponsored ADR	4,150	286,931
Japan Tobacco, Inc.	3	14,810
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Loews Corp. - Carolina Group	690	$ 53,316
Souza Cruz Industria Comerico	1,250	30,137
		620,163
TOTAL COMMON STOCKS (Cost $5,926,709)		5,891,874
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 5.32% (b) (Cost $171,103)	171,103	171,103
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,097,812)	6,062,977
NET OTHER ASSETS - (0.4)%	(24,375)
NET ASSETS - 100%	$ 6,038,602
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,066
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.1%
United Kingdom	7.5%
Netherlands	6.1%
Switzerland	5.2%
France	1.9%
Others (individually less than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Consumer Staples Portfolio

VIP Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,926,709)	$ 5,891,874
Fidelity Central Funds (cost $171,103)	171,103
Total Investments (cost $6,097,812)		$ 6,062,977
Receivable for investments sold		44,927
Receivable for fund shares sold		1,091
Dividends receivable		6,938
Distributions receivable from Fidelity Central Funds		1,512
Receivable from investment adviser for expense reductions		4,504
Total assets		6,121,949

Liabilities
Payable to custodian bank	$ 20,883
Payable for investments purchased	49,002
Payable for fund shares redeemed	5
Accrued management fee	2,721
Other affiliated payables	794
Other payables and accrued expenses	9,942
Total liabilities		83,347

Net Assets		$ 6,038,602
Net Assets consist of:
Paid in capital		$ 6,056,439
Undistributed net investment income		16,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		881
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,832)
Net Assets		$ 6,038,602

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($2,883,084 ÷ 288,990 shares)	$ 9.98

Investor Class: Net Asset Value, offering price and redemption price per share ($3,155,518 ÷ 316,359 shares)	$ 9.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

	For the period April 24, 2007 (commencement of operations) to June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 22,473
Interest		1,619
Income from Fidelity Central Funds		3,066
Total income		27,158

Expenses
Management fee	$ 5,744
Transfer agent fees	1,659
Accounting fees and expenses	400
Custodian fees and expenses	1,986
Independent trustees' compensation	2
Audit	8,915
Miscellaneous	2,053
Total expenses before reductions	20,759
Expense reductions	(9,715)	11,044
Net investment income (loss)		16,114
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,144
Foreign currency transactions	(263)
Total net realized gain (loss)		881
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,835)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(34,832)
Net gain (loss)		(33,951)
Net increase (decrease) in net assets resulting from operations		$ (17,837)

Statement of Changes in Net Assets

For the period April 24, 2007 (commencement of operations) to June 30, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,114
Net realized gain (loss)	881
Change in net unrealized appreciation (depreciation)	(34,832)
Net increase (decrease) in net assets resulting from operations	(17,837)
Share transactions - net increase (decrease)	6,056,439
Total increase (decrease) in net assets	6,038,602

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $16,114)	$ 6,038,602

See accompanying notes which are an integral part of the financial statements.

VIP Consumer Staples Portfolio

Financial Highlights - Initial Class

Period ended June 30, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$ 9.98
Total Return B, C, D	(.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,883
Portfolio turnover rate G	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to June 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Period ended June 30, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$ 9.97
Total Return B, C, D	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A
Expenses net of fee waivers, if any	1.15% A
Expenses net of all reductions	1.15% A
Net investment income (loss)	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,156
Portfolio turnover rate G	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to June 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Consumer Staples Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,437
Unrealized depreciation	(130,141)
Net unrealized appreciation (depreciation)	$ (37,704)
Cost for federal income tax purposes	$ 6,100,681

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements
(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,393,003 and $467,438, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 437
Investor Class	1,222
$ 1,659

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 4,799
Investor Class	1.15	4,903
		$ 9,702

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2007 A	Period ended June 30, 2007 A
Initial Class
Shares sold	291,904	$ 2,920,386
Shares redeemed	(2,914)	(28,984)
Net increase (decrease)	288,990	$ 2,891,402
Investor Class
Shares sold	316,366	$ 3,165,103
Shares redeemed	(7)	(66)
Net increase (decrease)	316,359	$ 3,165,037

A For the period April 24, 2007 (commencement of operations) to June 30, 2007.

VIP Consumer Staples Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Consumer Staples Portfolio

On March 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. VIP Consumer Staples Portfolio is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a Morgan Stanley Capital International (MSCI) index that reflects the market sector in which the fund invests and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

VIP Consumer Staples Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VCSP-SANN-0807
1.850997.100

Fidelity® Variable Insurance Products:
Energy Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Energy Portfolio

VIP Energy Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,231.60	$ 3.98
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 3.61
Service Class 2
Actual	$ 1,000.00	$ 1,230.20	$ 5.36
Hypothetical A	$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class
Actual	$ 1,000.00	$ 1,231.00	$ 4.65
Hypothetical A	$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.72%
Service Class 2.97%
Investor Class	.84%

Semiannual Report

VIP Energy Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	13.2	8.0
Valero Energy Corp.	7.0	7.3
Schlumberger Ltd. (NY Shares)	6.7	5.8
ConocoPhillips	5.9	8.4
National Oilwell Varco, Inc.	4.6	3.5
Chevron Corp.	3.3	8.9
Range Resources Corp.	3.3	2.6
Cabot Oil & Gas Corp.	2.9	2.0
Ultra Petroleum Corp.	2.8	3.4
Noble Corp.	2.8	5.9
	52.5
Top Industries (% of fund's net assets)
As of June 30, 2007
Oil, Gas & Consumable Fuels	64.3%
Energy Equipment & Services	31.5%
Electrical Equipment	1.5%
Construction & Engineering	1.0%
Multi-utilities	0.2%
All Others*	1.5%

As of December 31, 2006
Oil, Gas & Consumable Fuels	58.0%
Energy Equipment & Services	36.6%
Construction & Engineering	1.9%
Machinery	1.6%
Electrical Equipment	1.4%
All Others*	0.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

VIP Energy Portfolio

VIP Energy Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Fuel Tech, Inc. (a)	10,149	$ 347,603
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	11,800	445,332
Fluor Corp.	9,900	1,102,563
Jacobs Engineering Group, Inc. (a)	58,700	3,375,837
		4,923,732
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	9,900	361,053
Heavy Electrical Equipment - 1.5%
Suzlon Energy Ltd.	43,149	1,592,068
Vestas Wind Systems AS (a)	90,783	6,009,714
		7,601,782
TOTAL ELECTRICAL EQUIPMENT		7,962,835
ENERGY EQUIPMENT & SERVICES - 31.5%
Oil & Gas Drilling - 11.4%
Diamond Offshore Drilling, Inc.	112,800	11,455,968
GlobalSantaFe Corp.	165,400	11,950,150
Noble Corp.	147,530	14,387,126
Pride International, Inc. (a)	234,700	8,791,862
Transocean, Inc. (a)	117,700	12,473,846
		59,058,952
Oil & Gas Equipment & Services - 20.1%
Baker Hughes, Inc.	88,880	7,477,474
Cameron International Corp. (a)	24,300	1,736,721
FMC Technologies, Inc. (a)	6,900	546,618
Grant Prideco, Inc. (a)	23,100	1,243,473
Halliburton Co. (d)	183,900	6,344,550
Hanover Compressor Co. (a)	54,400	1,297,440
National Oilwell Varco, Inc. (a)	227,539	23,718,665
Oceaneering International, Inc. (a)	36,700	1,931,888
Schlumberger Ltd. (NY Shares)	407,020	34,572,279
Smith International, Inc.	191,480	11,228,387
Superior Energy Services, Inc. (a)	109,200	4,359,264
Universal Compression Holdings, Inc. (a)	19,100	1,384,177
W-H Energy Services, Inc. (a)	42,000	2,600,220
Weatherford International Ltd. (a)	89,800	4,960,552
		103,401,708
TOTAL ENERGY EQUIPMENT & SERVICES		162,460,660
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	11,200	591,920

	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
McDermott International, Inc. (a)	3,100	$ 257,672
MULTI-UTILITIES - 0.2%
Multi-Utilities - 0.2%
Sempra Energy	20,800	1,231,984
OIL, GAS & CONSUMABLE FUELS - 64.3%
Coal & Consumable Fuels - 3.2%
Arch Coal, Inc.	97,250	3,384,300
CONSOL Energy, Inc.	140,400	6,473,844
Foundation Coal Holdings, Inc.	14,600	593,344
International Coal Group, Inc. (a)	8,100	48,438
Natural Resource Partners LP	1,300	49,452
Peabody Energy Corp.	124,800	6,037,824
		16,587,202
Integrated Oil & Gas - 27.4%
Chevron Corp.	204,080	17,191,699
ConocoPhillips	384,675	30,196,988
Exxon Mobil Corp.	810,611	67,994,050
Hess Corp.	78,500	4,628,360
Marathon Oil Corp.	101,400	6,079,944
Occidental Petroleum Corp.	149,200	8,635,696
Petroleo Brasileiro SA Petrobras sponsored ADR	31,500	3,820,005
Suncor Energy, Inc.	27,700	2,495,275
		141,042,017
Oil & Gas Exploration & Production - 22.3%
Aurora Oil & Gas Corp. (a)	198,107	421,968
Cabot Oil & Gas Corp.	403,718	14,889,120
Canadian Natural Resources Ltd.	20,100	1,335,534
Chesapeake Energy Corp.	332,700	11,511,420
EOG Resources, Inc.	177,700	12,982,762
Forest Oil Corp. (a)	18,755	792,586
Goodrich Petroleum Corp.	8,200	283,966
Mariner Energy, Inc. (a)	29,516	715,763
Newfield Exploration Co. (a)	29,200	1,330,060
Noble Energy, Inc.	57,000	3,556,230
Petrohawk Energy Corp. (a)	182,700	2,897,622
Plains Exploration & Production Co. (a)	167,900	8,027,299
Quicksilver Resources, Inc. (a)	127,250	5,672,805
Range Resources Corp.	452,200	16,916,802
Talisman Energy, Inc.	89,300	1,726,900
Ultra Petroleum Corp. (a)	260,500	14,390,020
W&T Offshore, Inc.	66,400	1,858,536
Western Oil Sands, Inc. Class A (a)	47,100	1,569,632
XTO Energy, Inc.	233,700	14,045,370
		114,924,395
Oil & Gas Refining & Marketing - 9.5%
Petroplus Holdings AG	6,112	629,412
Sunoco, Inc.	94,100	7,497,888
Tesoro Corp.	66,600	3,806,190
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	489,424	$ 36,148,857
Western Refining, Inc.	12,800	739,840
		48,822,187
Oil & Gas Storage & Transport - 1.9%
Williams Companies, Inc.	317,399	10,036,156
TOTAL OIL, GAS & CONSUMABLE FUELS		331,411,957
TOTAL COMMON STOCKS (Cost $362,455,297)		509,188,363
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 5.32% (b)	6,718,807	6,718,807
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	3,525,000	3,525,000
TOTAL MONEY MARKET FUNDS (Cost $10,243,807)		10,243,807
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $372,699,104)	519,432,170
NET OTHER ASSETS - (0.8)%	(4,000,000)
NET ASSETS - 100%	$ 515,432,170
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 126,752
Fidelity Securities Lending Cash Central Fund	19,346
Total	$ 146,098
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.5%
Netherlands Antilles	6.7%
Cayman Islands	5.1%
Canada	4.2%
Denmark	1.2%
Others (individually less than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Energy Portfolio

VIP Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,450,000) - See accompanying schedule: Unaffiliated issuers (cost $362,455,297)	$ 509,188,363
Fidelity Central Funds (cost $10,243,807)	10,243,807
Total Investments (cost $372,699,104)		$ 519,432,170
Foreign currency held at value (cost $89)		88
Receivable for fund shares sold		419,593
Dividends receivable		215,008
Distributions receivable from Fidelity Central Funds		55,566
Prepaid expenses		1,119
Other receivables		317
Total assets		520,123,861

Liabilities
Payable for investments purchased	$ 514,974
Payable for fund shares redeemed	256,514
Accrued management fee	233,473
Distribution fees payable	24,116
Other affiliated payables	51,365
Other payables and accrued expenses	86,249
Collateral on securities loaned, at value	3,525,000
Total liabilities		4,691,691

Net Assets		$ 515,432,170
Net Assets consist of:
Paid in capital		$ 360,320,806
Undistributed net investment income		852,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,569,450
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		146,689,032
Net Assets		$ 515,432,170
Initial Class: Net Asset Value, offering price and redemption price per share ($305,391,918 ÷ 13,086,404 shares)		$ 23.34
Service Class 2: Net Asset Value, offering price and redemption price per share ($127,102,550 ÷ 5,469,723 shares)		$ 23.24
Investor Class: Net Asset Value, offering price and redemption price per share ($82,937,702 ÷ 3,562,453 shares)		$ 23.28

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 1,882,646
Special dividends		460,350
Interest		30
Income from Fidelity Central Funds		146,098
Total income		2,489,124

Expenses
Management fee	$ 1,155,185
Transfer agent fees	172,025
Distribution fees	105,843
Accounting and security lending fees	82,912
Custodian fees and expenses	15,727
Independent trustees' compensation	624
Audit	18,889
Legal	1,609
Interest	7,231
Miscellaneous	77,511
Total expenses before reductions	1,637,556
Expense reductions	(1,314)	1,636,242
Net investment income (loss)		852,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,284,220
Foreign currency transactions	4,759
Total net realized gain (loss)		11,288,979
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $44,151)	71,248,437
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		71,248,499
Net gain (loss)		82,537,478
Net increase (decrease) in net assets resulting from operations		$ 83,390,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 852,882	$ 1,751,602
Net realized gain (loss)	11,288,979	50,115,511
Change in net unrealized appreciation (depreciation)	71,248,499	(2,183,254)
Net increase (decrease) in net assets resulting from operations	83,390,360	49,683,859
Distributions to shareholders from net investment income	-	(2,844,412)
Distributions to shareholders from net realized gain	(1,767,037)	(54,354,221)
Total distributions	(1,767,037)	(57,198,633)
Share transactions - net increase (decrease)	31,471,511	38,551,892
Redemption fees	59,085	261,131
Total increase (decrease) in net assets	113,153,919	31,298,249

Net Assets
Beginning of period	402,278,251	370,980,002
End of period (including undistributed net investment income of $852,882 and $0, respectively)	$ 515,432,170	$ 402,278,251

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.04	$ 18.92	$ 13.62	$ 11.04	$ 8.49	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.05 H	.09	.10	.10	.05	.06
Net realized and unrealized gain (loss)	4.34	3.09	6.20	2.53	2.54	(1.20)
Total from investment operations	4.39	3.18	6.30	2.63	2.59	(1.14)
Distributions from net investment income	-	(.16)	(.08)	(.07)	(.05)	(.07)
Distributions from net realized gain	(.09)	(2.91)	(.94)	-	-	-
Total distributions	(.09)	(3.07)	(1.02)	(.07)	(.05)	(.07)
Redemption fees added to paid in capital	- J	.01	.02	.02	.01	.02
Net asset value, end of period	$ 23.34	$ 19.04	$ 18.92	$ 13.62	$ 11.04	$ 8.49
Total Return B, C, D	23.16%	16.91%	46.31%	23.96%	30.61%	(11.58)%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.71%	.72%	.78%	1.26%	1.10%
Expenses net of fee waivers, if any	.72% A	.71%	.72%	.78%	1.26%	1.10%
Expenses net of all reductions	.72% A	.70%	.66%	.74%	1.25%	1.08%
Net investment income (loss)	.48% A, H	.43%	.56%	.80%	.56%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,392	$ 280,537	$ 334,368	$ 125,781	$ 31,624	$ 20,537
Portfolio turnover rate G	67% A	151%	107%	87%	73%	83%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Energy Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 18.98	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	.02 H	.04	.04
Net realized and unrealized gain (loss)	4.33	3.07	4.04
Total from investment operations	4.35	3.11	4.08
Distributions from net investment income	-	(.13)	(.07)
Distributions from net realized gain	(.09)	(2.91)	(.92)
Total distributions	(.09)	(3.04)	(.99)
Redemption fees added to paid in capital	- K	.01	.01
Net asset value, end of period	$ 23.24	$ 18.98	$ 18.90
Total Return B, C, D	23.02%	16.55%	25.80%
Ratios to Average Net Assets F, J
Expenses before reductions	.97% A	.96%	.97% A
Expenses net of fee waivers, if any	.97% A	.96%	.97% A
Expenses net of all reductions	.97% A	.95%	.91% A
Net investment income (loss)	.23% A, H	.18%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,103	$ 70,305	$ 20,211
Portfolio turnover rate G	67% A	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .01%. I For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 19.00	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.04 H	.06	.03
Net realized and unrealized gain (loss)	4.33	3.08	3.11
Total from investment operations	4.37	3.14	3.14
Distributions from net investment income	-	(.15)	(.08)
Distributions from net realized gain	(.09)	(2.91)	(.92)
Total distributions	(.09)	(3.06)	(1.00)
Redemption fees added to paid in capital	- K	.01	.01
Net asset value, end of period	$ 23.28	$ 19.00	$ 18.91
Total Return B, C, D	23.10%	16.69%	18.73%
Ratios to Average Net Assets F, J
Expenses before reductions	.84% A	.84%	.91% A
Expenses net of fee waivers, if any	.84% A	.84%	.91% A
Expenses net of all reductions	.84% A	.82%	.85% A
Net investment income (loss)	.36% A,H	.31%	.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,938	$ 51,436	$ 16,402
Portfolio turnover rate G	67% A	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Energy Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 147,210,863
Unrealized depreciation	(1,429,197)
Net unrealized appreciation (depreciation)	$ 145,781,666
Cost for federal income tax purposes	$ 373,650,504

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares, and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $165,057,957 and $138,907,481, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $105,843, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 90,440
Service Class 2	28,008
Investor Class	53,577
$ 172,025

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,096 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,027,583	5.39%	$ 7,231

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $480 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

VIP Energy Portfolio

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,346.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,221 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 2,085,944
Service Class 2	-	417,004
Investor Class	-	341,464
Total	$ -	$ 2,844,412
From net realized gain
Initial Class	$ 1,198,431	$ 38,831,658
Service Class 2	335,317	8,989,384
Investor Class	233,289	6,533,179
Total	$ 1,767,037	$ 54,354,221

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	847,880	3,276,992	$ 18,882,491	$ 71,557,806
Reinvestment of distributions	62,353	2,133,823	1,198,431	40,917,603
Shares redeemed	(2,558,688)	(8,345,943)	(48,404,917)	(169,302,328)
Net increase (decrease)	(1,648,455)	(2,935,128)	$ (28,323,995)	$ (56,826,919)
Service Class 2
Shares sold	2,206,517	3,062,096	$ 48,630,445	$ 65,681,537
Reinvestment of distributions	17,501	493,393	335,317	9,406,387
Shares redeemed	(458,136)	(921,256)	(8,985,182)	(18,804,698)
Net increase (decrease)	1,765,882	2,634,233	$ 39,980,580	$ 56,283,226
Investor Class
Shares sold	1,317,389	1,990,866	$ 28,508,652	$ 42,583,288
Reinvestment of distributions	12,157	360,165	233,289	6,874,643
Shares redeemed	(473,580)	(512,058)	(8,927,015)	(10,362,346)
Net increase (decrease)	855,966	1,838,973	$ 19,814,926	$ 39,095,585

VIP Energy Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNRIC-SANN-0807
1.817382.102

Fidelity® Variable Insurance Products:
Energy Portfolio: Service Class 2

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Energy Portfolio

VIP Energy Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,231.60	$ 3.98
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 3.61
Service Class 2
Actual	$ 1,000.00	$ 1,230.20	$ 5.36
Hypothetical A	$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class
Actual	$ 1,000.00	$ 1,231.00	$ 4.65
Hypothetical A	$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.72%
Service Class 2.97%
Investor Class	.84%

Semiannual Report

VIP Energy Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	13.2	8.0
Valero Energy Corp.	7.0	7.3
Schlumberger Ltd. (NY Shares)	6.7	5.8
ConocoPhillips	5.9	8.4
National Oilwell Varco, Inc.	4.6	3.5
Chevron Corp.	3.3	8.9
Range Resources Corp.	3.3	2.6
Cabot Oil & Gas Corp.	2.9	2.0
Ultra Petroleum Corp.	2.8	3.4
Noble Corp.	2.8	5.9
	52.5
Top Industries (% of fund's net assets)
As of June 30, 2007
Oil, Gas & Consumable Fuels	64.3%
Energy Equipment & Services	31.5%
Electrical Equipment	1.5%
Construction & Engineering	1.0%
Multi-utilities	0.2%
All Others*	1.5%

As of December 31, 2006
Oil, Gas & Consumable Fuels	58.0%
Energy Equipment & Services	36.6%
Construction & Engineering	1.9%
Machinery	1.6%
Electrical Equipment	1.4%
All Others*	0.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

VIP Energy Portfolio

VIP Energy Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Fuel Tech, Inc. (a)	10,149	$ 347,603
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	11,800	445,332
Fluor Corp.	9,900	1,102,563
Jacobs Engineering Group, Inc. (a)	58,700	3,375,837
		4,923,732
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	9,900	361,053
Heavy Electrical Equipment - 1.5%
Suzlon Energy Ltd.	43,149	1,592,068
Vestas Wind Systems AS (a)	90,783	6,009,714
		7,601,782
TOTAL ELECTRICAL EQUIPMENT		7,962,835
ENERGY EQUIPMENT & SERVICES - 31.5%
Oil & Gas Drilling - 11.4%
Diamond Offshore Drilling, Inc.	112,800	11,455,968
GlobalSantaFe Corp.	165,400	11,950,150
Noble Corp.	147,530	14,387,126
Pride International, Inc. (a)	234,700	8,791,862
Transocean, Inc. (a)	117,700	12,473,846
		59,058,952
Oil & Gas Equipment & Services - 20.1%
Baker Hughes, Inc.	88,880	7,477,474
Cameron International Corp. (a)	24,300	1,736,721
FMC Technologies, Inc. (a)	6,900	546,618
Grant Prideco, Inc. (a)	23,100	1,243,473
Halliburton Co. (d)	183,900	6,344,550
Hanover Compressor Co. (a)	54,400	1,297,440
National Oilwell Varco, Inc. (a)	227,539	23,718,665
Oceaneering International, Inc. (a)	36,700	1,931,888
Schlumberger Ltd. (NY Shares)	407,020	34,572,279
Smith International, Inc.	191,480	11,228,387
Superior Energy Services, Inc. (a)	109,200	4,359,264
Universal Compression Holdings, Inc. (a)	19,100	1,384,177
W-H Energy Services, Inc. (a)	42,000	2,600,220
Weatherford International Ltd. (a)	89,800	4,960,552
		103,401,708
TOTAL ENERGY EQUIPMENT & SERVICES		162,460,660
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	11,200	591,920

	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
McDermott International, Inc. (a)	3,100	$ 257,672
MULTI-UTILITIES - 0.2%
Multi-Utilities - 0.2%
Sempra Energy	20,800	1,231,984
OIL, GAS & CONSUMABLE FUELS - 64.3%
Coal & Consumable Fuels - 3.2%
Arch Coal, Inc.	97,250	3,384,300
CONSOL Energy, Inc.	140,400	6,473,844
Foundation Coal Holdings, Inc.	14,600	593,344
International Coal Group, Inc. (a)	8,100	48,438
Natural Resource Partners LP	1,300	49,452
Peabody Energy Corp.	124,800	6,037,824
		16,587,202
Integrated Oil & Gas - 27.4%
Chevron Corp.	204,080	17,191,699
ConocoPhillips	384,675	30,196,988
Exxon Mobil Corp.	810,611	67,994,050
Hess Corp.	78,500	4,628,360
Marathon Oil Corp.	101,400	6,079,944
Occidental Petroleum Corp.	149,200	8,635,696
Petroleo Brasileiro SA Petrobras sponsored ADR	31,500	3,820,005
Suncor Energy, Inc.	27,700	2,495,275
		141,042,017
Oil & Gas Exploration & Production - 22.3%
Aurora Oil & Gas Corp. (a)	198,107	421,968
Cabot Oil & Gas Corp.	403,718	14,889,120
Canadian Natural Resources Ltd.	20,100	1,335,534
Chesapeake Energy Corp.	332,700	11,511,420
EOG Resources, Inc.	177,700	12,982,762
Forest Oil Corp. (a)	18,755	792,586
Goodrich Petroleum Corp.	8,200	283,966
Mariner Energy, Inc. (a)	29,516	715,763
Newfield Exploration Co. (a)	29,200	1,330,060
Noble Energy, Inc.	57,000	3,556,230
Petrohawk Energy Corp. (a)	182,700	2,897,622
Plains Exploration & Production Co. (a)	167,900	8,027,299
Quicksilver Resources, Inc. (a)	127,250	5,672,805
Range Resources Corp.	452,200	16,916,802
Talisman Energy, Inc.	89,300	1,726,900
Ultra Petroleum Corp. (a)	260,500	14,390,020
W&T Offshore, Inc.	66,400	1,858,536
Western Oil Sands, Inc. Class A (a)	47,100	1,569,632
XTO Energy, Inc.	233,700	14,045,370
		114,924,395
Oil & Gas Refining & Marketing - 9.5%
Petroplus Holdings AG	6,112	629,412
Sunoco, Inc.	94,100	7,497,888
Tesoro Corp.	66,600	3,806,190
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	489,424	$ 36,148,857
Western Refining, Inc.	12,800	739,840
		48,822,187
Oil & Gas Storage & Transport - 1.9%
Williams Companies, Inc.	317,399	10,036,156
TOTAL OIL, GAS & CONSUMABLE FUELS		331,411,957
TOTAL COMMON STOCKS (Cost $362,455,297)		509,188,363
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 5.32% (b)	6,718,807	6,718,807
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	3,525,000	3,525,000
TOTAL MONEY MARKET FUNDS (Cost $10,243,807)		10,243,807
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $372,699,104)	519,432,170
NET OTHER ASSETS - (0.8)%	(4,000,000)
NET ASSETS - 100%	$ 515,432,170
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 126,752
Fidelity Securities Lending Cash Central Fund	19,346
Total	$ 146,098
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.5%
Netherlands Antilles	6.7%
Cayman Islands	5.1%
Canada	4.2%
Denmark	1.2%
Others (individually less than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Energy Portfolio

VIP Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,450,000) - See accompanying schedule: Unaffiliated issuers (cost $362,455,297)	$ 509,188,363
Fidelity Central Funds (cost $10,243,807)	10,243,807
Total Investments (cost $372,699,104)		$ 519,432,170
Foreign currency held at value (cost $89)		88
Receivable for fund shares sold		419,593
Dividends receivable		215,008
Distributions receivable from Fidelity Central Funds		55,566
Prepaid expenses		1,119
Other receivables		317
Total assets		520,123,861

Liabilities
Payable for investments purchased	$ 514,974
Payable for fund shares redeemed	256,514
Accrued management fee	233,473
Distribution fees payable	24,116
Other affiliated payables	51,365
Other payables and accrued expenses	86,249
Collateral on securities loaned, at value	3,525,000
Total liabilities		4,691,691

Net Assets		$ 515,432,170
Net Assets consist of:
Paid in capital		$ 360,320,806
Undistributed net investment income		852,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,569,450
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		146,689,032
Net Assets		$ 515,432,170
Initial Class: Net Asset Value, offering price and redemption price per share ($305,391,918 ÷ 13,086,404 shares)		$ 23.34
Service Class 2: Net Asset Value, offering price and redemption price per share ($127,102,550 ÷ 5,469,723 shares)		$ 23.24
Investor Class: Net Asset Value, offering price and redemption price per share ($82,937,702 ÷ 3,562,453 shares)		$ 23.28

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 1,882,646
Special dividends		460,350
Interest		30
Income from Fidelity Central Funds		146,098
Total income		2,489,124

Expenses
Management fee	$ 1,155,185
Transfer agent fees	172,025
Distribution fees	105,843
Accounting and security lending fees	82,912
Custodian fees and expenses	15,727
Independent trustees' compensation	624
Audit	18,889
Legal	1,609
Interest	7,231
Miscellaneous	77,511
Total expenses before reductions	1,637,556
Expense reductions	(1,314)	1,636,242
Net investment income (loss)		852,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,284,220
Foreign currency transactions	4,759
Total net realized gain (loss)		11,288,979
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $44,151)	71,248,437
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		71,248,499
Net gain (loss)		82,537,478
Net increase (decrease) in net assets resulting from operations		$ 83,390,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 852,882	$ 1,751,602
Net realized gain (loss)	11,288,979	50,115,511
Change in net unrealized appreciation (depreciation)	71,248,499	(2,183,254)
Net increase (decrease) in net assets resulting from operations	83,390,360	49,683,859
Distributions to shareholders from net investment income	-	(2,844,412)
Distributions to shareholders from net realized gain	(1,767,037)	(54,354,221)
Total distributions	(1,767,037)	(57,198,633)
Share transactions - net increase (decrease)	31,471,511	38,551,892
Redemption fees	59,085	261,131
Total increase (decrease) in net assets	113,153,919	31,298,249

Net Assets
Beginning of period	402,278,251	370,980,002
End of period (including undistributed net investment income of $852,882 and $0, respectively)	$ 515,432,170	$ 402,278,251

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.04	$ 18.92	$ 13.62	$ 11.04	$ 8.49	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.05 H	.09	.10	.10	.05	.06
Net realized and unrealized gain (loss)	4.34	3.09	6.20	2.53	2.54	(1.20)
Total from investment operations	4.39	3.18	6.30	2.63	2.59	(1.14)
Distributions from net investment income	-	(.16)	(.08)	(.07)	(.05)	(.07)
Distributions from net realized gain	(.09)	(2.91)	(.94)	-	-	-
Total distributions	(.09)	(3.07)	(1.02)	(.07)	(.05)	(.07)
Redemption fees added to paid in capital	- J	.01	.02	.02	.01	.02
Net asset value, end of period	$ 23.34	$ 19.04	$ 18.92	$ 13.62	$ 11.04	$ 8.49
Total Return B, C, D	23.16%	16.91%	46.31%	23.96%	30.61%	(11.58)%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.71%	.72%	.78%	1.26%	1.10%
Expenses net of fee waivers, if any	.72% A	.71%	.72%	.78%	1.26%	1.10%
Expenses net of all reductions	.72% A	.70%	.66%	.74%	1.25%	1.08%
Net investment income (loss)	.48% A, H	.43%	.56%	.80%	.56%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,392	$ 280,537	$ 334,368	$ 125,781	$ 31,624	$ 20,537
Portfolio turnover rate G	67% A	151%	107%	87%	73%	83%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Energy Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 18.98	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	.02 H	.04	.04
Net realized and unrealized gain (loss)	4.33	3.07	4.04
Total from investment operations	4.35	3.11	4.08
Distributions from net investment income	-	(.13)	(.07)
Distributions from net realized gain	(.09)	(2.91)	(.92)
Total distributions	(.09)	(3.04)	(.99)
Redemption fees added to paid in capital	- K	.01	.01
Net asset value, end of period	$ 23.24	$ 18.98	$ 18.90
Total Return B, C, D	23.02%	16.55%	25.80%
Ratios to Average Net Assets F, J
Expenses before reductions	.97% A	.96%	.97% A
Expenses net of fee waivers, if any	.97% A	.96%	.97% A
Expenses net of all reductions	.97% A	.95%	.91% A
Net investment income (loss)	.23% A, H	.18%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,103	$ 70,305	$ 20,211
Portfolio turnover rate G	67% A	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .01%. I For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 19.00	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.04 H	.06	.03
Net realized and unrealized gain (loss)	4.33	3.08	3.11
Total from investment operations	4.37	3.14	3.14
Distributions from net investment income	-	(.15)	(.08)
Distributions from net realized gain	(.09)	(2.91)	(.92)
Total distributions	(.09)	(3.06)	(1.00)
Redemption fees added to paid in capital	- K	.01	.01
Net asset value, end of period	$ 23.28	$ 19.00	$ 18.91
Total Return B, C, D	23.10%	16.69%	18.73%
Ratios to Average Net Assets F, J
Expenses before reductions	.84% A	.84%	.91% A
Expenses net of fee waivers, if any	.84% A	.84%	.91% A
Expenses net of all reductions	.84% A	.82%	.85% A
Net investment income (loss)	.36% A,H	.31%	.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,938	$ 51,436	$ 16,402
Portfolio turnover rate G	67% A	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Energy Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 147,210,863
Unrealized depreciation	(1,429,197)
Net unrealized appreciation (depreciation)	$ 145,781,666
Cost for federal income tax purposes	$ 373,650,504

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares, and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $165,057,957 and $138,907,481, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $105,843, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 90,440
Service Class 2	28,008
Investor Class	53,577
$ 172,025

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,096 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,027,583	5.39%	$ 7,231

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $480 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

VIP Energy Portfolio

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,346.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,221 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 2,085,944
Service Class 2	-	417,004
Investor Class	-	341,464
Total	$ -	$ 2,844,412
From net realized gain
Initial Class	$ 1,198,431	$ 38,831,658
Service Class 2	335,317	8,989,384
Investor Class	233,289	6,533,179
Total	$ 1,767,037	$ 54,354,221

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	847,880	3,276,992	$ 18,882,491	$ 71,557,806
Reinvestment of distributions	62,353	2,133,823	1,198,431	40,917,603
Shares redeemed	(2,558,688)	(8,345,943)	(48,404,917)	(169,302,328)
Net increase (decrease)	(1,648,455)	(2,935,128)	$ (28,323,995)	$ (56,826,919)
Service Class 2
Shares sold	2,206,517	3,062,096	$ 48,630,445	$ 65,681,537
Reinvestment of distributions	17,501	493,393	335,317	9,406,387
Shares redeemed	(458,136)	(921,256)	(8,985,182)	(18,804,698)
Net increase (decrease)	1,765,882	2,634,233	$ 39,980,580	$ 56,283,226
Investor Class
Shares sold	1,317,389	1,990,866	$ 28,508,652	$ 42,583,288
Reinvestment of distributions	12,157	360,165	233,289	6,874,643
Shares redeemed	(473,580)	(512,058)	(8,927,015)	(10,362,346)
Net increase (decrease)	855,966	1,838,973	$ 19,814,926	$ 39,095,585

VIP Energy Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNR2-SANN-0807
1.833454.101

Fidelity® Variable Insurance Products:
Financial Services Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Financial Services Portfolio

VIP Financial Services Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,009.90	$ 3.99
Hypothetical A	$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class
Actual	$ 1,000.00	$ 1,008.70	$ 4.63
Hypothetical A	$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.80%
Investor Class	.93%

Semiannual Report

VIP Financial Services Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	7.0	9.4
JPMorgan Chase & Co.	5.5	4.9
Citigroup, Inc.	5.4	2.7
Bank of America Corp.	5.4	4.7
Wells Fargo & Co.	5.2	4.3
Platinum Underwriters Holdings Ltd.	3.4	2.2
Endurance Specialty Holdings Ltd.	3.2	3.2
Fannie Mae	3.1	2.4
Merrill Lynch & Co., Inc.	2.9	3.7
ACE Ltd.	2.7	2.9
	43.8
Top Industries (% of fund's net assets)
As of June 30, 2007
Insurance	31.5%
Diversified Financial Services	18.4%
Capital Markets	16.7%
Commercial Banks	15.2%
Thrifts & Mortgage Finance	9.5%
All Others*	8.7%

As of December 31, 2006
Insurance	31.4%
Commercial Banks	18.9%
Capital Markets	17.0%
Diversified Financial Services	13.3%
Real Estate Investment Trusts	7.0%
All Others*	12.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

VIP Financial Services Portfolio

VIP Financial Services Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CAPITAL MARKETS - 16.7%
Asset Management & Custody Banks - 7.8%
Affiliated Managers Group, Inc. (d)	500	$ 64,380
EFG International	5,790	267,318
Fortress Investment Group LLC	5,600	133,392
Franklin Resources, Inc.	4,700	622,609
Investors Financial Services Corp.	7,800	481,026
Janus Capital Group, Inc.	7,500	208,800
Julius Baer Holding AG (Bearer)	3,520	253,281
KKR Private Equity Investors, LP	2,600	58,500
KKR Private Equity Investors, LP Restricted Depositary Units (e)	4,300	96,750
Mellon Financial Corp.	2,600	114,400
State Street Corp.	9,000	615,600
T. Rowe Price Group, Inc.	5,200	269,828
The Blackstone Group LP	5,200	152,204
		3,338,088
Diversified Capital Markets - 0.6%
UBS AG (NY Shares)	4,200	252,042
Investment Banking & Brokerage - 8.3%
Bear Stearns Companies, Inc.	800	112,000
Charles Schwab Corp.	19,600	402,192
Goldman Sachs Group, Inc.	1,700	368,475
Lazard Ltd. Class A	7,800	351,234
Merrill Lynch & Co., Inc.	14,800	1,236,984
Morgan Stanley	13,110	1,099,667
		3,570,552
TOTAL CAPITAL MARKETS		7,160,682
COMMERCIAL BANKS - 15.2%
Diversified Banks - 10.7%
Banco Bilbao Vizcaya Argentaria SA	13,800	336,444
ICICI Bank Ltd. sponsored ADR (d)	2,500	122,875
Mizrahi Tefahot Bank Ltd.	8,700	63,925
U.S. Bancorp, Delaware	14,500	477,775
Unicredito Italiano SpA	45,400	407,315
Wachovia Corp.	18,697	958,221
Wells Fargo & Co.	62,800	2,208,676
		4,575,231
Regional Banks - 4.5%
Cathay General Bancorp (d)	8,480	284,419
Center Financial Corp., California	6,600	111,672
Colonial Bancgroup, Inc.	5,300	132,341
Commerce Bancorp, Inc.	4,000	147,960
Nara Bancorp, Inc.	4,200	66,906
PNC Financial Services Group, Inc.	10,000	715,800
SVB Financial Group (a)	5,600	297,416

	Shares	Value
Wintrust Financial Corp.	400	$ 17,540
Zions Bancorp	1,800	138,438
		1,912,492
TOTAL COMMERCIAL BANKS		6,487,723
CONSUMER FINANCE - 3.4%
Consumer Finance - 3.4%
American Express Co.	15,940	975,209
Capital One Financial Corp. (d)	4,100	321,604
Dollar Financial Corp. (a)	5,410	154,185
		1,450,998
DIVERSIFIED FINANCIAL SERVICES - 18.4%
Multi-Sector Holdings - 0.1%
Compass Diversified Trust	2,600	46,358
Other Diversifed Financial Services - 16.4%
Bank of America Corp.	47,049	2,300,226
BlackRock Kelso Capital Corp.	3,200	47,200
Citigroup, Inc. (d)	45,230	2,319,847
JPMorgan Chase & Co.	48,438	2,346,821
		7,014,094
Specialized Finance - 1.9%
CBOT Holdings, Inc. Class A (a)	500	103,300
Chicago Mercantile Exchange Holdings, Inc. Class A	700	374,052
MarketAxess Holdings, Inc. (a)	19,400	349,006
		826,358
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,886,810
INSURANCE - 31.5%
Insurance Brokers - 0.9%
National Financial Partners Corp. (d)	5,500	254,705
Willis Group Holdings Ltd.	3,000	132,180
		386,885
Life & Health Insurance - 5.0%
AFLAC, Inc.	8,600	442,040
MetLife, Inc.	15,510	1,000,085
Prudential Financial, Inc.	7,100	690,333
		2,132,458
Multi-Line Insurance - 8.8%
American International Group, Inc.	43,010	3,011,989
Hartford Financial Services Group, Inc.	7,860	774,289
		3,786,278
Property & Casualty Insurance - 7.3%
ACE Ltd.	18,550	1,159,746
Allied World Assurance Co. Holdings Ltd.	2,800	143,500
Aspen Insurance Holdings Ltd.	15,500	435,085
Axis Capital Holdings Ltd.	9,200	373,980
MBIA, Inc. (d)	5,660	352,165
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
The Travelers Companies, Inc.	8,200	$ 438,700
XL Capital Ltd. Class A	2,500	210,725
		3,113,901
Reinsurance - 9.5%
Endurance Specialty Holdings Ltd.	33,760	1,351,750
Everest Re Group Ltd.	2,600	282,464
Greenlight Capital Re, Ltd.	100	2,253
IPC Holdings Ltd.	8,800	284,152
Max Capital Group Ltd.	17,099	483,902
Montpelier Re Holdings Ltd.	5,200	96,408
PartnerRe Ltd.	1,700	131,750
Platinum Underwriters Holdings Ltd.	42,000	1,459,500
		4,092,179
TOTAL INSURANCE		13,511,701
REAL ESTATE INVESTMENT TRUSTS - 4.4%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	7,400	106,708
Residential REITs - 1.1%
Equity Lifestyle Properties, Inc.	4,800	250,512
UDR, Inc.	7,700	202,510
		453,022
Retail REITs - 3.0%
CBL & Associates Properties, Inc.	2,900	104,545
Developers Diversified Realty Corp.	9,100	479,661
General Growth Properties, Inc.	9,300	492,435
Simon Property Group, Inc.	2,400	223,296
		1,299,937
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,859,667
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	17,000	462,407
THRIFTS & MORTGAGE FINANCE - 9.5%
Thrifts & Mortgage Finance - 9.5%
BankUnited Financial Corp. Class A	9,400	188,658

	Shares	Value
Countrywide Financial Corp.	16,973	$ 616,969
Fannie Mae	20,650	1,349,065
Freddie Mac	14,200	861,940
Hudson City Bancorp, Inc.	22,979	280,803
MGIC Investment Corp.	3,100	176,266
Radian Group, Inc.	7,300	394,200
Washington Mutual, Inc.	5,100	217,464
		4,085,365
TOTAL COMMON STOCKS (Cost $33,848,544)		42,905,353
Money Market Funds - 8.6%

Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c) (Cost $3,698,075)	3,698,075	3,698,075
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $37,546,619)		46,603,428
NET OTHER ASSETS - (8.8)%		(3,758,247)
NET ASSETS - 100%		$ 42,845,181
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,750 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,253
Fidelity Securities Lending Cash Central Fund	1,847
Total	$ 6,100
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.0%
Bermuda	12.9%
Cayman Islands	2.7%
Switzerland	1.8%
Japan	1.1%
Italy	1.0%
Others (individually less than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,575,067) - See accompanying schedule: Unaffiliated issuers (cost $33,848,544)	$ 42,905,353
Fidelity Central Funds (cost $3,698,075)	3,698,075
Total Investments (cost $37,546,619)		$ 46,603,428
Receivable for investments sold		316,180
Dividends receivable		53,053
Distributions receivable from Fidelity Central Funds		277
Prepaid expenses		82
Other receivables		76
Total assets		46,973,096

Liabilities
Payable to custodian bank	$ 105,063
Payable for investments purchased	161,463
Payable for fund shares redeemed	112,554
Accrued management fee	21,105
Other affiliated payables	5,176
Other payables and accrued expenses	24,479
Collateral on securities loaned, at value	3,698,075
Total liabilities		4,127,915

Net Assets		$ 42,845,181
Net Assets consist of:
Paid in capital		$ 32,089,580
Undistributed net investment income		323,672
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,375,166
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,056,763
Net Assets		$ 42,845,181

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($30,325,231 ÷ 2,203,817 shares)	$ 13.76

Investor Class: Net Asset Value, offering price and redemption price per share ($12,519,950 ÷ 912,424 shares)	$ 13.72

See accompanying notes which are an integral part of the financial statements.

VIP Financial Services Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 556,499
Interest		8
Income from Fidelity Central Funds		6,100
Total income		562,607

Expenses
Management fee	$ 147,770
Transfer agent fees	28,216
Accounting and security lending fees	10,447
Custodian fees and expenses	6,752
Independent trustees' compensation	85
Audit	15,649
Legal	92
Miscellaneous	10,760
Total expenses before reductions	219,771
Expense reductions	(138)	219,633
Net investment income (loss)		342,974
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,547,690
Foreign currency transactions	1,783
Total net realized gain (loss)		1,549,473
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,279,177)
Assets and liabilities in foreign currencies	(41)
Total change in net unrealized appreciation (depreciation)		(1,279,218)
Net gain (loss)		270,255
Net increase (decrease) in net assets resulting from operations		$ 613,229

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 342,974	$ 540,076
Net realized gain (loss)	1,549,473	3,297,954
Change in net unrealized appreciation (depreciation)	(1,279,218)	2,439,074
Net increase (decrease) in net assets resulting from operations	613,229	6,277,104
Distributions to shareholders from net investment income	(527,634)	(428,612)
Distributions to shareholders from net realized gain	(3,386,321)	(703,305)
Total distributions	(3,913,955)	(1,131,917)
Share transactions - net increase (decrease)	(11,672,500)	17,738,147
Redemption fees	7,794	18,458
Total increase (decrease) in net assets	(14,965,432)	22,901,792

Net Assets
Beginning of period	57,810,613	34,908,821
End of period (including undistributed net investment income of $323,672 and undistributed net investment income of $523,852, respectively)	$ 42,845,181	$ 57,810,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.60	$ 12.98	$ 12.19	$ 10.91	$ 8.44	$ 9.64
Income from Investment Operations
Net investment income (loss) E	.09	.18	.16	.12	.10	.10
Net realized and unrealized gain (loss)	.06	1.86	.77	1.15	2.47	(1.21)
Total from investment operations	.15	2.04	.93	1.27	2.57	(1.11)
Distributions from net investment income	(.14)	(.16)	(.14)	-	(.11)	(.10)
Distributions from net realized gain	(.86)	(.27)	-	-	-	-
Total distributions	(.99) J	(.43)	(.14)	-	(.11)	(.10)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.01
Net asset value, end of period	$ 13.76	$ 14.60	$ 12.98	$ 12.19	$ 10.91	$ 8.44
Total Return B, C, D	.99%	16.29%	7.71%	11.73%	30.59%	(11.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.86%	.86%	.85%	.97%	.92%
Expenses net of fee waivers, if any	.80% A	.86%	.86%	.85%	.97%	.92%
Expenses net of all reductions	.80% A	.85%	.85%	.83%	.96%	.89%
Net investment income (loss)	1.34% A	1.36%	1.31%	1.10%	1.06%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,325	$ 44,781	$ 32,776	$ 41,595	$ 40,900	$ 34,724
Portfolio turnover rate G	41% A	68%	59%	98%	66%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.99 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.857 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.57	$ 12.98	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.09	.16	.05
Net realized and unrealized gain (loss)	.05	1.86	.86
Total from investment operations	.14	2.02	.91
Distributions from net investment income	(.13)	(.17)	-
Distributions from net realized gain	(.86)	(.27)	-
Total distributions	(.99) K	(.44)	-
Redemption fees added to paid in capital E	- J	.01	- J
Net asset value, end of period	$ 13.72	$ 14.57	$ 12.98
Total Return B, C, D	.87%	16.12%	7.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	1.00%	1.18% A
Expenses net of fee waivers, if any	.93% A	1.00%	1.18% A
Expenses net of all reductions	.93% A	.99%	1.16% A
Net investment income (loss)	1.21% A	1.22%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,520	$ 13,030	$ 2,133
Portfolio turnover rate G	41% A	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.99 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.857 per share.

See accompanying notes which are an integral part of the financial statements.

VIP FInancial Services Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Financial Services Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,299,727
Unrealized depreciation	(325,036)
Net unrealized appreciation (depreciation)	$ 8,974,691
Cost for federal income tax purposes	$ 37,628,737

Trading (Redemption) Fees. Initial Class shares, and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a

VIP Financial Services Portfolio

4. Operating Policies - continued

Repurchase Agreements - continued

default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,701,846 and $25,616,724, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 14,849
Investor Class	13,367
$ 28,216

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $263 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $68 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,847.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $125 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 402,925	$ 393,932
Investor Class	124,709	34,680
Total	$ 527,634	$ 428,612
From net realized gain
Initial Class	$ 2,557,827	$ 648,547
Investor Class	828,494	54,758
Total	$ 3,386,321	$ 703,305

VIP Financial Services Portfolio

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	150,342	1,476,307	$ 2,139,093	$ 20,458,429
Reinvestment of distributions	213,464	81,317	2,960,752	1,042,479
Shares redeemed	(1,226,717)	(1,015,687)	(17,097,459)	(13,691,216)
Net increase (decrease)	(862,911)	541,937	$ (11,997,614)	$ 7,809,692
Investor Class
Shares sold	272,651	822,641	$ 3,851,045	$ 11,174,887
Reinvestment of distributions	68,873	6,987	953,203	89,437
Shares redeemed	(323,609)	(99,504)	(4,479,134)	(1,335,869)
Net increase (decrease)	17,915	730,124	$ 325,114	$ 9,928,455

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0807
1.817370.102

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Growth Stock Portfolio

VIP Growth Stock Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,110.20	$ 4.45
Hypothetical A	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class
Actual	$ 1,000.00	$ 1,109.80	$ 4.97
Hypothetical A	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2
Actual	$ 1,000.00	$ 1,107.90	$ 5.75
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class
Actual	$ 1,000.00	$ 1,108.70	$ 5.23
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.85%
Service Class	.95%
Service Class 2	1.10%
Investor Class	1.00%

Semiannual Report

VIP Growth Stock Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
ABB Ltd. sponsored ADR	4.0	0.0
Google, Inc. Class A (sub. vtg.)	3.5	2.0
Sun Microsystems, Inc.	3.4	0.5
Apple, Inc.	3.2	5.4
JCPenney Co., Inc.	3.0	0.0
Cisco Systems, Inc.	3.0	2.0
Cognizant Technology Solutions Corp. Class A	2.5	0.0
Monsanto Co.	2.2	0.0
Mastercard, Inc. Class A	2.1	0.0
Macy's, Inc.	2.1	0.0
	29.0
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.0	42.2
Health Care	15.5	21.2
Industrials	14.9	8.3
Consumer Discretionary	9.9	6.3
Consumer Staples	7.7	9.8
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 97.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	15.8%	** Foreign investments	13.4%

VIP Growth Stock Portfolio

VIP Growth Stock Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Household Durables - 0.5%
Centex Corp.	900	$ 36,090
Lennar Corp. Class A	1,500	54,840
		90,930
Media - 1.3%
Time Warner, Inc.	10,200	214,608
Multiline Retail - 5.1%
JCPenney Co., Inc.	6,700	484,946
Macy's, Inc.	8,400	334,152
		819,098
Specialty Retail - 1.0%
Casual Male Retail Group, Inc. (a)	16,000	161,600
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc. (a)	4,000	189,560
Under Armour, Inc. Class A (sub. vtg.) (a)	2,800	127,820
		317,380
TOTAL CONSUMER DISCRETIONARY		1,603,616
CONSUMER STAPLES - 7.7%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	2,800	258,888
PepsiCo, Inc.	2,600	168,610
		427,498
Food Products - 2.4%
Ralcorp Holdings, Inc. (a)	3,400	181,730
Tyson Foods, Inc. Class A	9,200	211,968
		393,698
Household Products - 1.0%
Procter & Gamble Co.	2,600	159,094
Personal Products - 1.6%
Avon Products, Inc.	7,100	260,925
TOTAL CONSUMER STAPLES		1,241,215
ENERGY - 6.0%
Energy Equipment & Services - 2.5%
National Oilwell Varco, Inc. (a)	1,703	177,521
Oceaneering International, Inc. (a)	1,700	89,488
Schlumberger Ltd. (NY Shares)	1,600	135,904
		402,913
Oil, Gas & Consumable Fuels - 3.5%
Cameco Corp.	500	25,346
Canadian Natural Resources Ltd.	700	46,511
EOG Resources, Inc.	1,000	73,060
Marathon Oil Corp.	500	29,980
Suncor Energy, Inc.	500	45,041
Ultra Petroleum Corp. (a)	1,300	71,812

	Shares	Value
Valero Energy Corp.	2,600	$ 192,036
Western Oil Sands, Inc. Class A (a)	2,500	83,314
		567,100
TOTAL ENERGY		970,013
FINANCIALS - 5.7%
Capital Markets - 4.9%
Goldman Sachs Group, Inc.	500	108,375
Janus Capital Group, Inc.	9,500	264,480
Lazard Ltd. Class A	2,000	90,060
Northern Trust Corp.	2,700	173,448
State Street Corp.	2,200	150,480
		786,843
Real Estate Investment Trusts - 0.6%
General Growth Properties, Inc.	1,700	90,015
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	1,100	39,985
TOTAL FINANCIALS		916,843
HEALTH CARE - 15.5%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	1,100	49,566
Alkermes, Inc. (a)	600	8,760
Alnylam Pharmaceuticals, Inc. (a)	7,200	109,368
Amylin Pharmaceuticals, Inc. (a)	3,800	156,408
CSL Ltd.	2,000	149,239
Gilead Sciences, Inc. (a)	3,400	131,818
Theravance, Inc. (a)	1,300	41,600
		646,759
Health Care Equipment & Supplies - 5.5%
Becton, Dickinson & Co.	2,700	201,150
C.R. Bard, Inc.	3,600	297,468
Inverness Medical Innovations, Inc. (a)	2,900	147,958
St. Jude Medical, Inc. (a)	6,000	248,940
		895,516
Health Care Technology - 1.2%
Cerner Corp. (a)	3,600	199,692
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	1,300	52,767
Pharmaceuticals - 4.5%
Allergan, Inc.	4,600	265,144
Merck & Co., Inc.	5,400	268,920
Nastech Pharmaceutical Co., Inc. (a)(d)	17,100	186,561
		720,625
TOTAL HEALTH CARE		2,515,359
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.9%
Aerospace & Defense - 3.0%
DynCorp International, Inc. Class A	3,900	$ 85,761
General Dynamics Corp.	3,900	305,058
United Technologies Corp.	1,400	99,302
		490,121
Commercial Services & Supplies - 1.6%
Fuel Tech, Inc. (a)	7,300	250,025
Construction & Engineering - 0.9%
Washington Group International, Inc. (a)	1,800	144,018
Electrical Equipment - 8.3%
ABB Ltd. sponsored ADR	28,900	653,139
Alstom SA	600	100,872
American Superconductor Corp. (a)(d)	2,700	52,137
Q-Cells AG (a)	2,900	251,937
Renewable Energy Corp. AS	7,450	290,562
		1,348,647
Industrial Conglomerates - 1.1%
Siemens AG sponsored ADR	1,200	171,672
TOTAL INDUSTRIALS		2,404,483
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	17,400	484,590
Research In Motion Ltd. (a)	600	119,994
		604,584
Computers & Peripherals - 8.0%
Apple, Inc. (a)	4,200	512,568
EMC Corp. (a)	12,900	233,490
Sun Microsystems, Inc. (a)	103,400	543,884
		1,289,942
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	7,100	272,924
Itron, Inc. (a)	500	38,970
		311,894
Internet Software & Services - 5.3%
Google, Inc. Class A (sub. vtg.) (a)	1,100	575,718
Omniture, Inc. (d)	4,100	93,972
ValueClick, Inc. (a)	6,500	191,490
		861,180

	Shares	Value
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	5,400	$ 405,486
ExlService Holdings, Inc.	2,200	41,228
Mastercard, Inc. Class A (d)	2,100	348,327
Unisys Corp. (a)	6,300	57,582
WNS Holdings Ltd. ADR	2,000	56,920
		909,543
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	16,600	329,842
FormFactor, Inc. (a)	1,200	45,960
Intel Corp.	11,500	273,240
		649,042
Software - 1.4%
Adobe Systems, Inc. (a)	1,800	72,270
Nintendo Co. Ltd.	300	110,040
Salesforce.com, Inc. (a)	900	38,574
		220,884
TOTAL INFORMATION TECHNOLOGY		4,847,069
MATERIALS - 3.5%
Chemicals - 2.9%
Monsanto Co.	5,300	357,962
Potash Corp. of Saskatchewan, Inc.	1,500	116,955
		474,917
Metals & Mining - 0.6%
Titanium Metals Corp.	3,100	98,890
TOTAL MATERIALS		573,807
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	5,100	211,650
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	5,900	247,800
TOTAL TELECOMMUNICATION SERVICES		459,450
UTILITIES - 1.8%
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	8,200	179,416
Clipper Windpower PLC (a)	1,400	23,587
		203,003
Multi-Utilities - 0.5%
Sempra Energy	1,400	82,922
TOTAL UTILITIES		285,925
TOTAL COMMON STOCKS (Cost $14,181,470)		15,817,780
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	442,512	$ 442,512
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	573,700	573,700
TOTAL MONEY MARKET FUNDS (Cost $1,016,212)		1,016,212
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $15,197,682)	16,833,992
NET OTHER ASSETS - (4.1)%	(662,958)
NET ASSETS - 100%	$ 16,171,034
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,745
Fidelity Securities Lending Cash Central Fund	3,119
Total	$ 7,864
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.2%
Switzerland	4.0%
Canada	3.2%
Germany	2.7%
Norway	1.8%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $221,023 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Stock Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $557,162) - See accompanying schedule: Unaffiliated issuers (cost $14,181,470)	$ 15,817,780
Fidelity Central Funds (cost $1,016,212)	1,016,212
Total Investments (cost $15,197,682)		$ 16,833,992
Foreign currency held at value (cost $28,278)		28,411
Receivable for investments sold		228,871
Receivable for fund shares sold		34,954
Dividends receivable		5,215
Distributions receivable from Fidelity Central Funds		1,622
Prepaid expenses		63
Receivable from investment adviser for expense reductions		7,691
Other receivables		366
Total assets		17,141,185

Liabilities
Payable to custodian bank	$ 27,690
Payable for investments purchased	331,842
Payable for fund shares redeemed	44
Accrued management fee	7,315
Distribution fees payable	996
Other affiliated payables	1,684
Other payables and accrued expenses	26,880
Collateral on securities loaned, at value	573,700
Total liabilities		970,151

Net Assets		$ 16,171,034
Net Assets consist of:
Paid in capital		$ 13,313,391
Accumulated net investment loss		(13,757)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,235,291
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,636,109
Net Assets		$ 16,171,034

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,346,680 ÷ 473,688 shares)	$ 13.40

Service Class: Net Asset Value, offering price and redemption price per share ($2,304,136 ÷ 172,770 shares)	$ 13.34

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,904,950 ÷ 294,897 shares)	$ 13.24

Investor Class: Net Asset Value, offering price and redemption price per share ($3,615,268 ÷ 270,561 shares)	$ 13.36

See accompanying notes which are an integral part of the financial statements.

VIP Growth Stock Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 52,451
Interest		130
Income from Fidelity Central Funds (including $3,119 from security lending)		7,864
Total income		60,445

Expenses
Management fee	$ 43,851
Transfer agent fees	10,563
Distribution fees	5,549
Accounting and security lending fees	3,094
Custodian fees and expenses	1,167
Independent trustees' compensation	25
Audit	23,290
Legal	214
Miscellaneous	7,642
Total expenses before reductions	95,395
Expense reductions	(21,193)	74,202
Net investment income (loss)		(13,757)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,511,518
Foreign currency transactions	(820)
Total net realized gain (loss)		1,510,698
Change in net unrealized appreciation (depreciation) on: Investment securities	79,262
Assets and liabilities in foreign currencies	(201)
Total change in net unrealized appreciation (depreciation)		79,061
Net gain (loss)		1,589,759
Net increase (decrease) in net assets resulting from operations		$ 1,576,002

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,757)	$ (7,763)
Net realized gain (loss)	1,510,698	(5,272)
Change in net unrealized appreciation (depreciation)	79,061	(328,011)
Net increase (decrease) in net assets resulting from operations	1,576,002	(341,046)
Distributions to shareholders from net investment income	-	(7,983)
Share transactions - net increase (decrease)	(1,965,884)	(12,833,989)
Total increase (decrease) in net assets	(389,882)	(13,183,018)

Net Assets
Beginning of period	16,560,916	29,743,934
End of period (including accumulated net investment loss of $13,757 and undistributed net investment income of $0, respectively)	$ 16,171,034	$ 16,560,916

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 11.94	$ 11.14	$ 11.79	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- L	- L	.01	.04 H	(.01)	- L
Net realized and unrealized gain (loss)	1.33	.13 I	.83	.23	2.81	(.32)
Total from investment operations	1.33	.13	.84	.27	2.80	(.32)
Distributions from net investment income	-	- L	(.01)	(.02)	(.01)	-
Distributions from net realized gain	-	-	(.04)	(.90)	(.68)	-
Total distributions	-	-	(.04) M	(.92)	(.69)	-
Net asset value, end of period	$ 13.40	$ 12.07	$ 11.94	$ 11.14	$ 11.79	$ 9.68
Total Return B, C, D	11.02%	1.12%	7.57%	2.31%	29.05%	(3.20)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.12% A	.98%	1.01%	1.94%	2.68%	9.76% A
Expenses net of fee waivers, if any	.85% A	.86%	.85%	1.00%	1.14%	1.25% A
Expenses net of all reductions	.85% A	.86%	.81%	.95%	1.09%	1.22% A
Net investment income (loss)	(.07)% A	.03%	.12%	.35%	(.07)%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,347	$ 7,414	$ 22,750	$ 1,938	$ 1,885	$ 1,452
Portfolio turnover rate G	218% A	93%	91%	151%	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J For the period December 11, 2002 (commencement of operations) to December 31, 2002. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 11.90	$ 11.12	$ 11.77	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	-	.03 H	(.02)	- L
Net realized and unrealized gain (loss)	1.33	.13 I	.82	.24	2.80	(.32)
Total from investment operations	1.32	.12	.82	.27	2.78	(.32)
Distributions from net investment income	-	-	(.01)	(.02)	(.01)	-
Distributions from net realized gain	-	-	(.04)	(.90)	(.68)	-
Total distributions	-	-	(.04) M	(.92)	(.69)	-
Net asset value, end of period	$ 13.34	$ 12.02	$ 11.90	$ 11.12	$ 11.77	$ 9.68
Total Return B, C, D	10.98%	1.01%	7.41%	2.32%	28.85%	(3.20)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.18% A	1.16%	1.36%	1.97%	2.74%	9.86% A
Expenses net of fee waivers, if any	.95% A	.96%	.97%	1.10%	1.24%	1.35% A
Expenses net of all reductions	.94% A	.95%	.92%	1.05%	1.19%	1.32% A
Net investment income (loss)	(.17)% A	(.07)%	-%	.25%	(.17)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,304	$ 2,077	$ 2,056	$ 1,914	$ 1,871	$ 1,452
Portfolio turnover rate G	218% A	93%	91%	151%	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J For the period December 11, 2002 (commencement of operations) to December 31, 2002. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Stock Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.84	$ 11.08	$ 11.75	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.02)	.01 H	(.04)	- L
Net realized and unrealized gain (loss)	1.31	.14 I	.82	.24	2.80	(.32)
Total from investment operations	1.29	.11	.80	.25	2.76	(.32)
Distributions from net investment income	-	-	(.01)	(.02)	(.01)	-
Distributions from net realized gain	-	-	(.04)	(.90)	(.68)	-
Total distributions	-	-	(.04) M	(.92)	(.69)	-
Net asset value, end of period	$ 13.24	$ 11.95	$ 11.84	$ 11.08	$ 11.75	$ 9.68
Total Return B, C, D	10.79%	.93%	7.25%	2.14%	28.64%	(3.20)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.39% A	1.35%	1.51%	2.12%	2.89%	10.01% A
Expenses net of fee waivers, if any	1.10% A	1.11%	1.12%	1.25%	1.39%	1.50% A
Expenses net of all reductions	1.09% A	1.10%	1.07%	1.20%	1.34%	1.47% A
Net investment income (loss)	(.32)% A	(.22)%	(.15)%	.10%	(.33)%	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,905	$ 3,220	$ 2,729	$ 2,544	$ 2,491	$ 1,936
Portfolio turnover rate G	218% A	93%	91%	151%	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J For the period December 11, 2002 (commencement of operations) to December 31, 2002. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	- K
Net realized and unrealized gain (loss)	1.32	.12 H	.30
Total from investment operations	1.31	.11	.30
Distributions from net investment income	-	- K	-
Net asset value, end of period	$ 13.36	$ 12.05	$ 11.94
Total Return B, C, D	10.87%	.95%	2.58%
Ratios to Average Net Assets F, J
Expenses before reductions	1.25% A	1.21%	1.16% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.00% A
Expenses net of all reductions	.99% A	1.01%	.96% A
Net investment income (loss)	(.22)% A	(.12)%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,615	$ 3,849	$ 2,209
Portfolio turnover rate G	218% A	93%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Growth Stock Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Growth Stock Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,049,422
Unrealized depreciation	(435,916)
Net unrealized appreciation (depreciation)	$ 1,613,506
Cost for federal income tax purposes	$ 15,220,486

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,019,296 and $19,208,666, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,088
Service Class 2	4,461
$ 5,549

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,571
Service Class	716
Service Class 2	2,176
Investor Class	4,100
$ 10,563

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,433 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

VIP Growth Stock Portfolio

8. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.85%	$ 8,732
Service Class	.95%	2,539
Service Class 2	1.10%	5,240
Investor Class	1.00%	4,288
		$ 20,799

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $390 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 7,399
Investor Class	-	584
Total	$ -	$ 7,983

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	43,562	205,736	$ 553,435	$ 2,451,301
Reinvestment of distributions	-	611	-	7,399
Shares redeemed	(183,986)	(1,497,074)	(2,280,326)	(17,419,330)
Net increase (decrease)	(140,424)	(1,290,727)	$ (1,726,891)	$ (14,960,630)
Service Class 2
Shares sold	37,109	43,637	$ 463,144	$ 488,801
Shares redeemed	(11,724)	(4,553)	(144,595)	(51,413)
Net increase (decrease)	25,385	39,084	$ 318,549	$ 437,388
Investor Class
Shares sold	94,616	498,339	$ 1,203,238	$ 5,920,324
Reinvestment of distributions	-	48	-	584
Shares redeemed	(143,481)	(364,011)	(1,760,780)	(4,231,655)
Net increase (decrease)	(48,865)	134,376	$ (557,542)	$ 1,689,253

VIP Growth Stock Portfolio

Semiannual Report

VIP Growth Stock Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGR-SANN-0807
1.787988.104

Fidelity® Variable Insurance Products:
Health Care Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Health Care Portfolio

VIP Health Care Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,052.70	$ 4.07
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class
Actual	$ 1,000.00	$ 1,051.60	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.80%
Investor Class	.92%

Semiannual Report

VIP Health Care Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	7.1	5.7
Johnson & Johnson	6.8	10.5
UnitedHealth Group, Inc.	4.1	3.1
Pfizer, Inc.	4.0	3.5
Bristol-Myers Squibb Co.	3.4	0.6
Becton, Dickinson & Co.	2.9	1.6
Wyeth	2.3	2.4
Allergan, Inc.	2.3	4.4
Omnicare, Inc.	2.1	0.0
Amgen, Inc.	2.1	2.6
	37.1
Top Industries (% of fund's net assets)
As of June 30, 2007
Pharmaceuticals	34.7%
Health Care Providers & Services	21.3%
Health Care Equipment & Supplies	14.5%
Biotechnology	12.3%
Life Sciences Tools & Services	7.1%
All Others*	10.1%

As of December 31, 2006
Pharmaceuticals	30.9%
Health Care Providers & Services	24.1%
Health Care Equipment & Supplies	18.3%
Biotechnology	11.3%
Health Care Technology	5.1%
All Others*	10.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

VIP Health Care Portfolio

VIP Health Care Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 12.3%
Biotechnology - 12.3%
3SBio, Inc. ADR	21,900	$ 211,116
Alexion Pharmaceuticals, Inc. (a)	1,400	63,084
Alnylam Pharmaceuticals, Inc. (a)	16,400	249,116
Altus Pharmaceuticals, Inc. (a)	6,000	69,240
Amgen, Inc. (a)	30,425	1,682,198
Amylin Pharmaceuticals, Inc. (a)	6,800	279,888
Arena Pharmaceuticals, Inc. (a)	3,100	34,069
Biogen Idec, Inc. (a)	20,573	1,100,656
Celgene Corp. (a)	19,700	1,129,401
Cephalon, Inc. (a)	3,900	313,521
Cleveland Biolabs, Inc. (d)	1,400	15,344
CSL Ltd.	6,000	447,718
CytRx Corp. (a)	19,500	60,840
deCODE genetics, Inc. (a)	20,538	76,709
Genentech, Inc. (a)	7,014	530,679
Genmab AS (a)	600	38,573
Genomic Health, Inc. (a)	800	15,040
Gilead Sciences, Inc. (a)	40,800	1,581,816
Grifols SA	2,792	60,875
GTx, Inc. (a)	19,300	312,467
Human Genome Sciences, Inc. (a)	7,200	64,224
Isis Pharmaceuticals, Inc. (a)	15,200	147,136
MannKind Corp. (a)	1,700	20,961
Medarex, Inc. (a)(d)	12,700	181,483
Memory Pharmaceuticals Corp. (a)	85,281	202,116
Molecular Insight Pharmaceuticals, Inc. (d)	9,600	90,624
Omrix Biopharmaceuticals, Inc.	3,045	95,796
ONYX Pharmaceuticals, Inc. (a)	1,600	43,040
OREXIGEN Therapeutics, Inc.	1,800	27,036
OSI Pharmaceuticals, Inc. (a)	11,392	412,504
Regeneron Pharmaceuticals, Inc. (a)	500	8,960
Theravance, Inc. (a)	5,400	172,800
Titan Pharmaceuticals, Inc. (a)	10,300	22,351
Transition Therapeutics, Inc. (a)	31,100	50,507
Vertex Pharmaceuticals, Inc. (a)	7,100	202,776
Zymogenetics, Inc. (a)	2,800	40,908
		10,055,572
CAPITAL MARKETS - 0.4%
Asset Management & Custody Banks - 0.4%
Fortress Investment Group LLC (d)	13,800	328,716
CHEMICALS - 3.0%
Diversified Chemicals - 1.4%
Bayer AG	9,700	730,410
Bayer AG sponsored ADR	5,100	384,030
		1,114,440
Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc.	7,000	306,811
Monsanto Co.	8,200	553,828

	Shares	Value
Potash Corp. of Saskatchewan, Inc.	2,100	$ 163,737
Syngenta AG sponsored ADR	2,200	85,646
		1,110,022
Specialty Chemicals - 0.3%
Ecolab, Inc.	2,000	85,400
Novozymes AS Series B	500	58,197
Sigma Aldrich Corp.	1,800	76,806
		220,403
TOTAL CHEMICALS		2,444,865
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Stericycle, Inc. (a)	1,000	44,460
CONTAINERS & PACKAGING - 0.2%
Metal & Glass Containers - 0.2%
Ess Dee Aluminium Ltd.	14,826	179,613
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International	7,000	89,460
StoneMor Partners LP	400	9,884
		99,344
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
CVS Caremark Corp.	12,400	451,980
FOOD PRODUCTS - 1.5%
Agricultural Products - 0.4%
Bunge Ltd.	500	42,250
Nutreco Holding NV	3,700	271,160
		313,410
Packaged Foods & Meats - 1.1%
BioMar Holding AS	1,500	85,522
Cermaq ASA	17,000	296,921
China Mengniu Dairy Co. Ltd.	48,000	165,439
Leroy Seafood Group ASA	2,000	41,884
Marine Harvest ASA (a)	235,000	255,833
Want Want Holdings Ltd.	28,000	64,400
		909,999
TOTAL FOOD PRODUCTS		1,223,409
HEALTH CARE EQUIPMENT & SUPPLIES - 14.4%
Health Care Equipment - 11.6%
Abaxis, Inc. (a)	1,100	22,946
Advanced Medical Optics, Inc. (a)	2,700	94,176
American Medical Systems Holdings, Inc. (a)(d)	8,600	155,144
ArthroCare Corp. (a)	8,371	367,571
Aspect Medical Systems, Inc. (a)	26,800	400,928
Baxter International, Inc.	13,720	772,985
Becton, Dickinson & Co.	32,000	2,384,000
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
BioLase Technology, Inc. (a)(d)	6,400	$ 38,848
C.R. Bard, Inc.	19,000	1,569,970
Cytyc Corp. (a)	4,800	206,928
Electro-Optical Sciences, Inc. (a)(f)	20,920	140,582
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(f)	7,563	24,533
Gen-Probe, Inc. (a)	15,300	924,426
Golden Meditech Co. Ltd. (a)	32,000	18,375
Gyrus Group PLC (a)	4,500	42,675
Hologic, Inc. (a)	2,100	116,151
I-Flow Corp. (a)	4,880	81,691
Insulet Corp.	1,200	17,040
Intuitive Surgical, Inc. (a)(d)	612	84,927
IRIS International, Inc. (a)	3,400	57,256
Kyphon, Inc. (a)	8,600	414,090
Mentor Corp.	3,300	134,244
Minrad International, Inc. (a)	7,200	42,696
NeuroMetrix, Inc. (a)(d)	7,900	76,709
Northstar Neuroscience, Inc.	21,600	251,208
Orthofix International NV (a)	900	40,473
Phonak Holding AG	1,121	100,941
Quidel Corp. (a)	2,300	40,388
Respironics, Inc. (a)	8,600	366,274
Sirona Dental Systems, Inc.	3,465	131,081
St. Jude Medical, Inc. (a)	1,400	58,086
The Spectranetics Corp. (a)	7,691	88,600
ThermoGenesis Corp. (a)	14,749	40,707
TomoTherapy, Inc.	300	6,576
Varian Medical Systems, Inc. (a)	2,100	89,271
William Demant Holding AS (a)	500	49,740
		9,452,236
Health Care Supplies - 2.8%
Bausch & Lomb, Inc.	2,400	166,656
Cooper Companies, Inc.	2,257	120,343
DJO, Inc. (a)	8,423	347,617
Inverness Medical Innovations, Inc. (a)	29,331	1,496,468
Lifecore Biomedical, Inc. (a)	500	7,935
Microtek Medical Holdings, Inc. (a)	10,900	50,140
Shandong Weigao Group Medical Polymer Co. Ltd.	32,000	72,028
West Pharmaceutical Services, Inc.	900	42,435
		2,303,622
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		11,755,858
HEALTH CARE PROVIDERS & SERVICES - 21.3%
Health Care Distributors & Services - 3.6%
Cardinal Health, Inc.	7,500	529,800
Chindex International, Inc. (a)	500	11,075
Henry Schein, Inc. (a)	6,100	325,923

	Shares	Value
McKesson Corp.	25,100	$ 1,496,964
Profarma Distribuidora de Produtos Farmaceuticos SA	32,000	597,170
		2,960,932
Health Care Facilities - 4.4%
Acibadem Saglik Hizmetleri AS	38,888	272,586
Apollo Hospitals Enterprise Ltd.	705	9,043
Bangkok Dusit Medical Service PCL (For. Reg.)	40,500	52,186
Brookdale Senior Living, Inc. (d)	33,950	1,547,102
Bumrungrad Hospital PCL (For. Reg.)	216,700	299,621
Capital Senior Living Corp. (a)	3,176	29,918
Community Health Systems, Inc. (a)	4,800	194,160
Emeritus Corp. (a)	10,600	328,388
Five Star Quality Care, Inc. (a)(d)	11,900	94,962
HealthSouth Corp. (a)	6,700	121,337
LifePoint Hospitals, Inc. (a)	73	2,824
Southern Cross Healthcare Group	3,900	44,288
Sun Healthcare Group, Inc. (a)	32,300	468,027
VCA Antech, Inc. (a)	3,680	138,699
		3,603,141
Health Care Services - 6.4%
Diagnosticos da America SA	34,200	757,006
Emergency Medical Services Corp. Class A (a)	5,600	219,128
Express Scripts, Inc. (a)	19,400	970,194
HAPC, Inc. unit	24,800	157,480
Health Grades, Inc. (a)	34,737	226,138
Healthways, Inc. (a)(d)	6,087	288,341
HMS Holdings Corp. (a)	8,200	156,948
LHC Group, Inc. (a)	18,553	486,089
Lincare Holdings, Inc. (a)	3,274	130,469
Nestor Healthcare Group PLC	2,600	10,129
Nighthawk Radiology Holdings, Inc. (a)	4,100	74,005
Omnicare, Inc.	47,384	1,708,667
Rural/Metro Corp. (a)	1,600	9,136
		5,193,730
Managed Health Care - 6.9%
Health Net, Inc. (a)	5,100	269,280
Healthspring, Inc. (a)	2,300	43,838
Humana, Inc. (a)	14,000	852,740
UnitedHealth Group, Inc.	65,370	3,343,022
WellPoint, Inc. (a)	14,000	1,117,620
		5,626,500
TOTAL HEALTH CARE PROVIDERS & SERVICES		17,384,303
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	15,600	397,488
Cerner Corp. (a)	9,570	530,848
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Eclipsys Corp. (a)	10,033	$ 198,653
Vital Images, Inc. (a)	3,800	103,208
		1,230,197
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)(d)	4,100	218,243
INSURANCE - 0.3%
Life & Health Insurance - 0.3%
MetLife, Inc.	1,900	122,512
Prudential Financial, Inc.	1,100	106,953
		229,465
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
WebMD Health Corp. Class A (a)	5,222	245,800
LIFE SCIENCES TOOLS & SERVICES - 7.1%
Life Sciences Tools & Services - 7.1%
Advanced Magnetics, Inc. (a)(d)	13,093	761,489
Bio-Rad Laboratories, Inc. Class A (a)	800	60,456
Bruker BioSciences Corp. (a)	40,886	368,383
Covance, Inc. (a)	2,800	191,968
Exelixis, Inc. (a)	41,100	497,310
Gerresheimer AG	2,400	124,242
Illumina, Inc. (a)	5,704	231,525
Medivation, Inc. (a)(d)	2,100	42,903
Millipore Corp. (a)	7,800	585,702
PerkinElmer, Inc.	47,500	1,237,850
Pharmaceutical Product Development, Inc.	4,700	179,869
QIAGEN NV (a)	14,900	265,071
Thermo Fisher Scientific, Inc. (a)	21,100	1,091,292
Waters Corp. (a)	2,100	124,656
		5,762,716
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	1,100	50,589
PERSONAL PRODUCTS - 1.5%
Personal Products - 1.5%
Bare Escentuals, Inc.	28,700	980,105
Hengan International Group Co. Ltd.	78,000	277,317
		1,257,422

	Shares	Value
PHARMACEUTICALS - 34.7%
Pharmaceuticals - 34.7%
Abbott Laboratories	3,000	$ 160,650
Adams Respiratory Therapeutics, Inc. (a)(d)	17,695	697,006
Akorn, Inc. (a)	5,600	39,144
Allergan, Inc. (d)	32,100	1,850,244
Aurobindo Pharma Ltd.	5,857	117,111
Barr Pharmaceuticals, Inc. (a)	13,500	678,105
BioMimetic Therapeutics, Inc.	39,145	611,836
Bristol-Myers Squibb Co.	88,900	2,805,684
Cadence Pharmaceuticals, Inc. (d)	3,919	47,537
China Shineway Pharmaceutical Group Ltd.	83,000	65,494
Chugai Pharmaceutical Co. Ltd.	5,100	91,722
Collagenex Pharmaceuticals, Inc. (a)	8,700	107,880
Eczacibasi ILAC Sanayi TAS (a)	10,000	46,095
Elan Corp. PLC sponsored ADR (a)	9,300	203,949
Endo Pharmaceuticals Holdings, Inc. (a)	4,900	167,727
Eurand NV	7,602	119,123
Inspire Pharmaceuticals, Inc. (a)	7,900	49,928
Inyx, Inc. (a)	236,200	576,328
Javelin Pharmaceuticals, Inc. (a)(d)	24,680	152,769
Jazz Pharmaceuticals, Inc.	4,100	65,559
Johnson & Johnson	89,419	5,509,999
Merck & Co., Inc.	115,780	5,765,846
Nexmed, Inc. (a)	19,100	34,762
Penwest Pharmaceuticals Co. (a)(d)	5,200	64,844
Pfizer, Inc.	129,140	3,302,110
Schering-Plough Corp.	45,800	1,394,152
Shire PLC sponsored ADR	13,400	993,342
Sirtris Pharmaceuticals, Inc.	400	3,948
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,000	330,000
Valeant Pharmaceuticals International	4,600	76,774
Wyeth	33,420	1,916,303
Xenoport, Inc. (a)	6,300	279,846
		28,325,817
SOFTWARE - 0.1%
Systems Software - 0.1%
Quality Systems, Inc.	3,252	123,478
TOTAL COMMON STOCKS (Cost $67,444,475)		81,411,847
Convertible Bonds - 0.1%
Principal Amount
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e) (Cost $86,000)	$ 86,000	101,480
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	420,119	$ 420,119
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	6,896,723	6,896,723
TOTAL MONEY MARKET FUNDS (Cost $7,316,842)		7,316,842
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $74,847,317)	88,830,169
NET OTHER ASSETS - (8.8)%	(7,176,357)
NET ASSETS - 100%	$ 81,653,812
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,480 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,115 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.	11/1/06	$ 119,244
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,064
Fidelity Securities Lending Cash Central Fund	24,986
Total	$ 40,050
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.1%
Brazil	1.6%
Germany	1.6%
United Kingdom	1.4%
Others (individually less than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Health Care Portfolio

VIP Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,661,613) - See accompanying schedule: Unaffiliated issuers (cost $67,530,475)	$ 81,513,327
Fidelity Central Funds (cost $7,316,842)	7,316,842
Total Investments (cost $74,847,317)		$ 88,830,169
Cash		58,778
Receivable for investments sold		604,254
Receivable for fund shares sold		6,338
Dividends receivable		82,302
Interest receivable		330
Distributions receivable from Fidelity Central Funds		8,228
Prepaid expenses		204
Other receivables		2,045
Total assets		89,592,648

Liabilities
Payable for investments purchased	$ 895,872
Payable for fund shares redeemed	64,953
Accrued management fee	38,890
Other affiliated payables	9,335
Other payables and accrued expenses	33,063
Collateral on securities loaned, at value	6,896,723
Total liabilities		7,938,836

Net Assets		$ 81,653,812
Net Assets consist of:
Paid in capital		$ 63,268,210
Undistributed net investment income		51,667
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,355,247
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,978,688
Net Assets		$ 81,653,812

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($60,475,543 ÷ 4,659,200 shares)	$ 12.98

Investor Class: Net Asset Value, offering price and redemption price per share ($21,178,269 ÷ 1,636,923 shares)	$ 12.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Health Care Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 358,941
Interest		339
Income from Fidelity Central Funds (including $24,986 from security lending)		40,050
Total income		399,330

Expenses
Management fee	$ 235,801
Transfer agent fees	41,448
Accounting and security lending fees	16,770
Custodian fees and expenses	9,842
Independent trustees' compensation	133
Audit	20,187
Legal	180
Proxy fee	17,750
Miscellaneous	6,841
Total expenses before reductions	348,952
Expense reductions	(2,513)	346,439
Net investment income (loss)		52,891
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,585,576
Foreign currency transactions	(5,776)
Total net realized gain (loss)		4,579,800
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,329)	(397,629)
Assets and liabilities in foreign currencies	648
Total change in net unrealized appreciation (depreciation)		(396,981)
Net gain (loss)		4,182,819
Net increase (decrease) in net assets resulting from operations		$ 4,235,710

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,891	$ 315,318
Net realized gain (loss)	4,579,800	10,231,619
Change in net unrealized appreciation (depreciation)	(396,981)	(5,490,932)
Net increase (decrease) in net assets resulting from operations	4,235,710	5,056,005
Distributions to shareholders from net investment income	(303,966)	(52,605)
Distributions to shareholders from net realized gain	(5,172,213)	-
Total distributions	(5,476,179)	(52,605)
Share transactions - net increase (decrease)	(2,760,667)	(45,672,265)
Redemption fees	7,976	27,198
Total increase (decrease) in net assets	(3,993,160)	(40,641,667)

Net Assets
Beginning of period	85,646,972	126,288,639
End of period (including undistributed net investment income of $51,667 and undistributed net investment income of $303,622, respectively)	$ 81,653,812	$ 85,646,972

See accompanying notes which are an integral part of the financial statements.

VIP Health Care Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.39	$ 10.61	$ 9.77	$ 8.41	$ 10.19
Income from Investment Operations
Net investment income (loss) E	.01	.04	.01	.03	.03	.04
Net realized and unrealized gain (loss)	.66	.75	1.80	.84	1.33	(1.79)
Total from investment operations	.67	.79	1.81	.87	1.36	(1.75)
Distributions from net investment income	(.05)	(.01)	(.03)	(.04)	-	(.03)
Distributions from net realized gain	(.81)	-	-	-	-	(.01)
Total distributions	(.86) J	(.01)	(.03)	(.04)	-	(.04)
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 12.98	$ 13.17	$ 12.39	$ 10.61	$ 9.77	$ 8.41
Total Return B, C, D	5.27%	6.34%	17.05%	8.97%	16.17%	(17.08)%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.77%	.75%	.77%	.89%	.84%
Expenses net of fee waivers, if any	.80% A	.77%	.75%	.77%	.89%	.84%
Expenses net of all reductions	.80% A	.76%	.70%	.76%	.85%	.79%
Net investment income (loss)	.15% A	.33%	.06%	.26%	.32%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,476	$ 69,418	$ 118,928	$ 65,718	$ 52,603	$ 47,471
Portfolio turnover rate G	129% A	106%	122%	56%	124%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.86 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $.812 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.37	$ 11.64
Income from Investment Operations
Net investment income (loss) E	- J	.03	(.01)
Net realized and unrealized gain (loss)	.66	.75	.74
Total from investment operations	.66	.78	.73
Distributions from net investment income	(.04)	(.01)	-
Distributions from net realized gain	(.81)	-	-
Total distributions	(.86) K	(.01)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 12.94	$ 13.14	$ 12.37
Total Return B, C, D	5.16%	6.30%	6.27%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.90%	.93% A
Expenses net of fee waivers, if any	.92% A	.90%	.93% A
Expenses net of all reductions	.92% A	.89%	.89% A
Net investment income (loss)	.03% A	.20%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,178	$ 16,229	$ 7,360
Portfolio turnover rate G	129% A	106%	122%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.86 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.812 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Health Care Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2006, dividend income has been reduced $94,180 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,091,809
Unrealized depreciation	(1,229,683)
Net unrealized appreciation (depreciation)	$ 13,862,126
Cost for federal income tax purposes	$ 74,968,043

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,769,628 and $61,354,942, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 23,250
Investor Class	18,198
$ 41,448

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $367 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $108 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

VIP Health Care Portfolio

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,492 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 245,553	$ 45,607
Investor Class	58,413	6,998
Total	$ 303,966	$ 52,605
From net realized gain
Initial Class	$ 4,069,153	$ -
Investor Class	1,103,060	-
Total	$ 5,172,213	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	118,910	473,551	$ 1,555,846	$ 5,954,403
Reinvestment of distributions	341,083	3,681	4,314,706	45,607
Shares redeemed	(1,069,758)	(4,806,260)	(13,891,959)	(59,742,246)
Net increase (decrease)	(609,765)	(4,329,028)	$ (8,021,407)	$ (53,742,236)
Investor Class
Shares sold	561,203	994,136	$ 7,321,090	$ 12,464,919
Reinvestment of distributions	92,107	566	1,161,473	6,998
Shares redeemed	(251,736)	(354,157)	(3,221,823)	(4,401,946)
Net increase (decrease)	401,574	640,545	$ 5,260,740	$ 8,069,971

VIP Health Care Portfolio

Semiannual Report

VIP Health Care Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0807
1.817376.102

Fidelity® Variable Insurance Products:
Industrials Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Industrials Portfolio

VIP Industrials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,137.00	$ 4.19
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96
Investor Class
Actual	$ 1,000.00	$ 1,136.70	$ 4.87
Hypothetical A	$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.79%
Investor Class	.92%

Semiannual Report

VIP Industrials Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	9.2	23.4
United Technologies Corp.	7.8	7.2
Tyco International Ltd.	4.9	5.1
Honeywell International, Inc.	4.2	5.3
3M Co.	3.6	3.8
Danaher Corp.	3.0	4.2
Emerson Electric Co.	3.0	2.1
Union Pacific Corp.	2.5	1.9
Burlington Northern Santa Fe Corp.	2.4	2.7
Illinois Tool Works, Inc.	2.3	2.3
	42.9
Top Industries (% of fund's net assets)
As of June 30, 2007
Industrial Conglomerates	19.9%
Aerospace & Defense	16.7%
Machinery	15.7%
Road & Rail	8.6%
Electrical Equipment	7.5%
All Others*	31.6%

As of December 31, 2006
Industrial Conglomerates	33.7%
Aerospace & Defense	17.0%
Machinery	15.8%
Road & Rail	8.9%
Electrical Equipment	7.4%
All Others*	17.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

VIP Industrials Portfolio

VIP Industrials Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AEROSPACE & DEFENSE - 16.7%
Aerospace & Defense - 16.7%
General Dynamics Corp.	15,200	$ 1,188,944
Honeywell International, Inc.	46,900	2,639,532
Raytheon Co.	26,100	1,406,529
Spirit AeroSystems Holdings, Inc. Class A	11,400	410,970
United Technologies Corp.	69,399	4,922,471
		10,568,446
AIR FREIGHT & LOGISTICS - 0.8%
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	10,100	530,452
AIRLINES - 1.9%
Airlines - 1.9%
Delta Air Lines, Inc. (a)	18,795	370,262
UAL Corp. (a)	10,200	414,018
US Airways Group, Inc. (a)	14,600	441,942
		1,226,222
AUTO COMPONENTS - 0.9%
Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	4,700	544,119
AUTOMOBILES - 1.1%
Automobile Manufacturers - 1.1%
DaimlerChrysler AG	7,300	671,235
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
American Standard Companies, Inc.	9,100	536,718
Masco Corp.	32,720	931,538
		1,468,256
CHEMICALS - 3.6%
Fertilizers & Agricultural Chemicals - 1.2%
Agrium, Inc.	17,600	771,410
Industrial Gases - 1.4%
Airgas, Inc.	18,200	871,780
Specialty Chemicals - 1.0%
Ecolab, Inc.	7,400	315,980
Minerals Technologies, Inc.	4,902	328,189
		644,169
TOTAL CHEMICALS		2,287,359
COMMERCIAL SERVICES & SUPPLIES - 5.0%
Diversified Commercial & Professional Services - 1.6%
The Brink's Co.	16,535	1,023,351

	Shares	Value
Environmental & Facility Services - 3.4%
Allied Waste Industries, Inc. (a)	82,100	$ 1,105,066
Waste Management, Inc.	26,600	1,038,730
		2,143,796
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,167,147
CONSTRUCTION & ENGINEERING - 6.7%
Construction & Engineering - 6.7%
Chicago Bridge & Iron Co. NV (NY Shares)	10,500	396,270
Fluor Corp.	8,700	968,919
Granite Construction, Inc.	8,900	571,202
Infrasource Services, Inc. (a)	3,800	140,980
Jacobs Engineering Group, Inc. (a)	9,200	529,092
Quanta Services, Inc. (a)	8,800	269,896
Shaw Group, Inc. (a)	29,600	1,370,184
		4,246,543
ELECTRICAL EQUIPMENT - 7.5%
Electrical Components & Equipment - 5.5%
AMETEK, Inc.	12,550	497,984
Cooper Industries Ltd. Class A	18,900	1,079,001
Emerson Electric Co.	40,100	1,876,680
		3,453,665
Heavy Electrical Equipment - 2.0%
ABB Ltd. sponsored ADR	46,000	1,039,600
Suzlon Energy Ltd.	6,161	227,322
		1,266,922
TOTAL ELECTRICAL EQUIPMENT		4,720,587
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
Itron, Inc. (a)(d)	5,500	428,670
HOUSEHOLD DURABLES - 0.6%
Home Furnishings - 0.6%
Leggett & Platt, Inc. (d)	17,712	390,550
INDUSTRIAL CONGLOMERATES - 19.9%
Industrial Conglomerates - 19.9%
3M Co.	26,200	2,273,898
General Electric Co.	151,519	5,800,145
Siemens AG sponsored ADR	4,900	700,994
Textron, Inc.	6,500	715,715
Tyco International Ltd.	91,125	3,079,114
		12,569,866
MACHINERY - 15.7%
Construction & Farm Machinery & Heavy Trucks - 3.9%
Bucyrus International, Inc. Class A	7,100	502,538
Cummins, Inc. (d)	11,700	1,184,157
Oshkosh Truck Co.	12,900	811,668
		2,498,363
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 11.8%
Danaher Corp.	25,000	$ 1,887,500
Donaldson Co., Inc.	11,000	391,050
Dover Corp.	18,700	956,505
Flowserve Corp.	10,600	758,960
IDEX Corp.	13,700	527,998
Illinois Tool Works, Inc.	26,500	1,436,035
Ingersoll-Rand Co. Ltd. Class A	12,300	674,286
SPX Corp.	9,302	816,809
		7,449,143
TOTAL MACHINERY		9,947,506
MARINE - 1.0%
Marine - 1.0%
Kirby Corp. (a)	15,900	610,401
METALS & MINING - 4.0%
Aluminum - 0.5%
Alcoa, Inc.	7,539	305,556
Diversified Metals & Mining - 0.9%
Titanium Metals Corp.	17,170	547,723
Steel - 2.6%
Arcelor Mittal	9,300	580,320
Carpenter Technology Corp.	2,700	351,837
Reliance Steel & Aluminum Co.	11,041	621,167
Steel Dynamics, Inc.	2,400	100,584
		1,653,908
TOTAL METALS & MINING		2,507,187
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
Massey Energy Co.	12,400	330,460
Peabody Energy Corp.	6,100	295,118
		625,578
PAPER & FOREST PRODUCTS - 0.3%
Forest Products - 0.3%
Louisiana-Pacific Corp.	8,500	160,820
ROAD & RAIL - 8.6%
Railroads - 4.9%
Burlington Northern Santa Fe Corp.	17,900	1,524,006
Union Pacific Corp.	13,400	1,543,010
		3,067,016
Trucking - 3.7%
Hertz Global Holdings, Inc.	11,400	302,898

	Shares	Value
Landstar System, Inc.	14,156	$ 683,027
Old Dominion Freight Lines, Inc. (a)	20,466	617,050
Ryder System, Inc.	14,000	753,200
		2,356,175
TOTAL ROAD & RAIL		5,423,191
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	6,000	362,700
TOTAL COMMON STOCKS (Cost $52,452,732)		62,456,835
Nonconvertible Bonds - 0.1%
	Principal Amount
AIRLINES - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $15,608)	$ 540,000	37,800
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	520,567	520,567
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	1,535,675	1,535,675
TOTAL MONEY MARKET FUNDS (Cost $2,056,242)		2,056,242
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $54,524,582)		64,550,877
NET OTHER ASSETS - (2.2)%		(1,409,936)
NET ASSETS - 100%		$ 63,140,941
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,514
Fidelity Securities Lending Cash Central Fund	2,722
Total	$ 13,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,488,455) - See accompanying schedule: Unaffiliated issuers (cost $52,468,340)	$ 62,494,635
Fidelity Central Funds (cost $2,056,242)	2,056,242
Total Investments (cost $54,524,582)		$ 64,550,877
Receivable for investments sold		628,132
Receivable for fund shares sold		144,844
Dividends receivable		86,268
Distributions receivable from Fidelity Central Funds		2,931
Prepaid expenses		152
Other receivables		179
Total assets		65,413,383

Liabilities
Payable for investments purchased	$ 672,773
Payable for fund shares redeemed	84
Accrued management fee	29,150
Other affiliated payables	6,920
Other payables and accrued expenses	27,840
Collateral on securities loaned, at value	1,535,675
Total liabilities		2,272,442

Net Assets		$ 63,140,941
Net Assets consist of:
Paid in capital		$ 47,739,611
Undistributed net investment income		221,487
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,157,404
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,022,439
Net Assets		$ 63,140,941

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($47,499,864 ÷ 3,014,499 shares)	$ 15.76

Investor Class: Net Asset Value, offering price and redemption price per share ($15,641,077 ÷ 995,697 shares)	$ 15.71

See accompanying notes which are an integral part of the financial statements.

VIP Industrials Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 464,893
Interest		36
Income from Fidelity Central Funds		13,236
Total income		478,165

Expenses
Management fee	$ 175,983
Transfer agent fees	31,598
Accounting and security lending fees	12,442
Custodian fees and expenses	4,541
Independent trustees' compensation	99
Audit	18,858
Legal	98
Miscellaneous	14,123
Total expenses before reductions	257,742
Expense reductions	(423)	257,319
Net investment income (loss)		220,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,243,734
Foreign currency transactions	(1,253)
Total net realized gain (loss)		5,242,481
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,884)	2,412,844
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		2,412,837
Net gain (loss)		7,655,318
Net increase (decrease) in net assets resulting from operations		$ 7,876,164

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 220,846	$ 585,385
Net realized gain (loss)	5,242,481	7,681,953
Change in net unrealized appreciation (depreciation)	2,412,837	(720,697)
Net increase (decrease) in net assets resulting from operations	7,876,164	7,546,641
Distributions to shareholders from net investment income	-	(587,778)
Distributions to shareholders from net realized gain	(182,542)	(9,197,294)
Total distributions	(182,542)	(9,785,072)
Share transactions - net increase (decrease)	(8,648,183)	14,031,048
Redemption fees	5,849	29,081
Total increase (decrease) in net assets	(948,712)	11,821,698

Net Assets
Beginning of period	64,089,653	52,267,955
End of period (including undistributed net investment income of $221,487 and undistributed net investment income of $641, respectively)	$ 63,140,941	$ 64,089,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.90	$ 14.20	$ 13.81	$ 11.16	$ 8.08	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.05	.14	.08	.08 J	.03	(.01)
Net realized and unrealized gain (loss)	1.85	2.02	1.70	2.59	3.06	(1.98)
Total from investment operations	1.90	2.16	1.78	2.67	3.09	(1.99)
Distributions from net investment income	-	(.15)	(.10)	(.04)	(.02)	(.01)
Distributions from net realized gain	(.04)	(2.33)	(1.30)	-	-	-
Total distributions	(.04)	(2.47) K	(1.40)	(.04)	(.02)	(.01)
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.02
Net asset value, end of period	$ 15.76	$ 13.90	$ 14.20	$ 13.81	$ 11.16	$ 8.08
Total Return B, C, D	13.70%	15.71%	12.88%	24.10%	38.37%	(19.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.81%	.95%	1.85%	1.44%
Expenses net of fee waivers, if any	.79% A	.79%	.81%	.95%	1.50%	1.44%
Expenses net of all reductions	.79% A	.78%	.76%	.90%	1.47%	1.42%
Net investment income (loss)	.73% A	.95%	.53%	.63% J	.35%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,500	$ 51,332	$ 50,332	$ 62,299	$ 19,618	$ 8,284
Portfolio turnover rate G	127% A	137%	160%	121%	117%	143%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.00 per share and .04%, respectively. The change in estimate has no impact on total net assets or total return of the class. K Total distributions of $2.47 per share is comprised of distributions from net investment income of $1.47 and distributions from net realized gain of $2.325 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 14.19	$ 14.55
Income from Investment Operations
Net investment income (loss) E	.04	.12	.02
Net realized and unrealized gain (loss)	1.85	2.00	.96
Total from investment operations	1.89	2.12	.98
Distributions from net investment income	-	(.14)	(.09)
Distributions from net realized gain	(.04)	(2.33)	(1.25)
Total distributions	(.04)	(2.46) K	(1.34)
Redemption fees added to paid in capital E	- J	.01	- J
Net asset value, end of period	$ 15.71	$ 13.86	$ 14.19
Total Return B, C, D	13.67%	15.43%	6.65%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.92%	1.08% A
Expenses net of fee waivers, if any	.92% A	.92%	1.08% A
Expenses net of all reductions	.92% A	.92%	1.03% A
Net investment income (loss)	.61% A	.81%	.31% A
Supplemental Data G
Net assets, end of period (000 omitted)	$ 15,641	$ 12,758	$ 1,936
Portfolio turnover rate	127% A	137%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.46 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $2.325 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Industrials Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,540,863
Unrealized depreciation	(576,742)
Net unrealized appreciation (depreciation)	$ 9,964,121
Cost for federal income tax purposes	$ 54,586,756

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VIP Industrials Portfolio

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $39,813,867 and $47,832,434, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 17,848
Investor Class	13,750
$ 31,598

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $75 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $79 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,722.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $408 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 477,491
Investor Class	-	110,287
Total	$ -	$ 587,778
From net realized gain
Initial Class	$ 143,368	$ 7,633,932
Investor Class	39,174	1,563,362
Total	$ 182,542	$ 9,197,294

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	132,228	971,069	$ 1,960,992	$ 14,819,374
Reinvestment of distributions	10,096	581,159	143,368	8,111,423
Shares redeemed	(821,961)	(1,401,453)	(11,916,504)	(20,744,056)
Net increase (decrease)	(679,637)	150,775	$ (9,812,144)	$ 2,186,741
Investor Class
Shares sold	301,651	853,271	$ 4,434,749	$ 12,967,127
Reinvestment of distributions	2,765	120,766	39,174	1,673,649
Shares redeemed	(229,101)	(190,154)	(3,309,962)	(2,796,469)
Net increase (decrease)	75,315	783,883	$ 1,163,961	$ 11,844,307

VIP Industrials Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0807
1.817364.102

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP International Capital Appreciation Portfolio

VIP International Capital Appreciation Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,117.10	$ 5.77
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class
Actual	$ 1,000.00	$ 1,116.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2
Actual	$ 1,000.00	$ 1,115.60	$ 7.08
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R
Actual	$ 1,000.00	$ 1,117.10	$ 5.77
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R
Actual	$ 1,000.00	$ 1,116.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R
Actual	$ 1,000.00	$ 1,115.60	$ 7.08
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R
Actual	$ 1,000.00	$ 1,116.60	$ 6.46
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

VIP International Capital Appreciation Portfolio
Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class R	1.20%
Service Class 2R	1.35%
Investor Class R	1.23%

VIP International Capital Appreciation Portfolio

VIP International Capital Appreciation Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2007
United States of America	20.6%
Japan	20.6%
Canada	19.8%
Hong Kong	5.7%
Netherlands	4.3%
South Africa	4.0%
Germany	3.9%
Switzerland	2.7%
Argentina	2.3%
Other	16.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2006
United States of America	24.1%
Canada	12.6%
France	10.2%
Netherlands	9.7%
United Kingdom	8.4%
Germany	8.1%
Argentina	3.9%
Luxembourg	3.6%
Switzerland	3.5%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	86.1	90.8
Bonds	2.9	0.0
Short-Term Investments and Net Other Assets	11.0	9.2
Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Hutchison Whampoa Ltd. (Hong Kong, Industrial Conglomerates)	4.8	0.0
Gold Fields Ltd. (South Africa, Metals & Mining)	4.0	2.1
Takeda Pharamaceutical Co. Ltd. (Japan, Pharmaceuticals)	3.8	0.0
Virgin Media, Inc. (United States of America, Media)	3.1	0.0
Catalyst Paper Corp. (Canada, Paper & Forest Products)	3.0	1.0
Saskatchewan Wheat Pool, Inc. (Canada, Food Products)	3.0	1.1
Kose Corp. (Japan, Personal Products)	2.7	0.0
E.ON AG (Germany, Electric Utilities)	2.6	2.5
Synthes, Inc. (United States of America, Health Care Equipment & Supplies)	2.5	3.4
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	2.5	3.4
	32.0
Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	20.0	17.1
Financials	14.9	6.8
Consumer Staples	10.7	12.1
Health Care	10.0	4.5
Industrials	9.7	8.7
Energy	8.9	12.6
Consumer Discretionary	6.8	22.8
Utilities	2.6	2.5
Telecommunication Services	1.7	0.0
Information Technology	0.8	3.7

Semiannual Report

VIP International Capital Appreciation Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.8%
	Shares	Value
Argentina - 2.3%
Cresud S.A.C.I.F. y A. sponsored ADR	37,262	$ 797,034
Inversiones y Representaciones SA sponsored GDR (a)	17,800	329,300
Pampa Holding SA (a)	613,089	549,242
Pampa Holding SA unit (a)(e)	1,800	40,314
TOTAL ARGENTINA		1,715,890
Canada - 19.8%
Abitibi-Consolidated, Inc.	471,200	1,375,670
Absolut Resources Corp. (a)	111,000	62,521
Aquiline Resources, Inc. (a)	117,700	1,215,395
Aquiline Resources, Inc. (a)(e)	32,400	334,569
Canadian Natural Resources Ltd.	27,400	1,820,579
Canfor Corp. New (a)	35,300	446,366
Catalyst Paper Corp. (a)	701,200	2,231,465
European Goldfields Ltd. (a)	55,500	293,847
Guyana Goldfields, Inc.	32,900	314,407
IAMGOLD Corp.	182,600	1,405,604
Meridian Gold, Inc. (a)	14,900	410,942
NuVista Energy Ltd. (a)	38,500	524,055
ProEx Energy Ltd. (a)	50,700	713,917
Saskatchewan Wheat Pool, Inc. (a)	18,800	193,956
Saskatchewan Wheat Pool, Inc. (a)(e)	196,000	2,022,098
Suncor Energy, Inc.	12,800	1,153,051
TOTAL CANADA		14,518,442
Cayman Islands - 1.9%
GlobalSantaFe Corp.	19,200	1,387,200
Czech Republic - 2.0%
Philip Morris CR AS	2,750	1,429,731
France - 2.0%
Sanofi-Aventis sponsored ADR	35,900	1,445,693
Germany - 3.9%
E.ON AG	11,400	1,902,888
Lanxess AG	17,100	957,663
TOTAL GERMANY		2,860,551
Hong Kong - 4.8%
Hutchison Whampoa Ltd.	353,000	3,505,531
Japan - 20.6%
Aioi Insurance Co. Ltd.	164,000	1,066,613
Canon, Inc.	9,800	574,672
Kose Corp. (d)	69,000	1,955,261
Kubota Corp.	208,000	1,688,860
Millea Holdings, Inc.	31,663	1,300,867
Mitsui Sumitomo Insurance Co. Ltd.	78,000	1,001,916
Nissin Healthcare Food Service Co.	4,500	58,460
SFCG Co. Ltd.	6,540	1,095,487
Shinsei Bank Ltd.	407,000	1,645,713

	Shares	Value
Takeda Pharamaceutical Co. Ltd.	43,500	$ 2,811,465
Takefuji Corp.	46,980	1,579,224
Tokyo Steel Manufacturing Co. Ltd.	21,200	332,907
TOTAL JAPAN		15,111,445
Korea (South) - 0.5%
Samwhan Corp.	11,190	393,652
Luxembourg - 1.6%
SES SA FDR unit	55,596	1,203,898
Netherlands - 4.3%
CNH Global NV	5,700	291,213
Koninklijke Philips Electronics NV	34,000	1,438,880
Nutreco Holding NV	19,500	1,429,089
TOTAL NETHERLANDS		3,159,182
Philippines - 1.2%
DMCI Holdings, Inc.	1,872,000	380,718
Semirara Mining Corp.	754,700	473,524
TOTAL PHILIPPINES		854,242
South Africa - 4.0%
Gold Fields Ltd.	19,400	304,580
Gold Fields Ltd. sponsored ADR	169,400	2,659,580
TOTAL SOUTH AFRICA		2,964,160
Switzerland - 1.7%
Actelion Ltd. (Reg.) (a)	27,979	1,251,680
Taiwan - 1.7%
Taiwan Cellular Co. Ltd.	1,020,000	1,253,971
United Kingdom - 2.0%
Benfield Group PLC	225,700	1,465,060
United States of America - 10.5%
Bowater, Inc.	67,300	1,679,135
Deere & Co.	10,500	1,267,770
Monsanto Co.	9,800	661,892
Synthes, Inc.	15,325	1,842,864
Virgin Media, Inc.	92,385	2,251,422
TOTAL UNITED STATES OF AMERICA		7,703,083
TOTAL COMMON STOCKS (Cost $56,997,195)		62,223,411
Nonconvertible Preferred Stocks - 1.3%

Italy - 1.3%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $887,631)	22,800	916,777
Government Obligations - 3.8%
		Principal Amount	Value
Finland - 1.9%
Finnish Government 0.3% 10/18/07	JPY	171,700,000	$ 1,390,636
Hong Kong - 0.9%
Hong Kong Government Special Administrative Region 3.8% 8/1/07	HKD	5,500,000	701,363
Switzerland - 1.0%
Switzerland Confederation 4.25% 1/8/08	CHF	860,000	709,416
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,842,864)			2,801,415
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	8,022,207	8,022,207
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	1,470,000	1,470,000
TOTAL MONEY MARKET FUNDS (Cost $9,492,207)		9,492,207
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $70,219,897)	75,433,810
NET OTHER ASSETS - (2.8)%	(2,051,189)
NET ASSETS - 100%	$ 73,382,621
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/(Depreciation)
Contracts to Buy
357,432 AUD	July 2007	$ 302,943	$ 2,943
372,450 CHF	July 2007	305,309	5,309
1,352,031 EUR	July 2007	1,830,987	30,987
608,470 GBP	July 2007	1,221,586	21,586
133,972,300 JPY	July 2007	1,090,409	(9,591)
		$ 4,751,234	$ 51,234

(Payable Amount $4,700,000)

The value of contracts to buy as a percentage of net assets - 6.5%
Currency Abbreviations
AUD - Australian dollar
CHF - Swiss franc
EUR - European Monetary Unit
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,396,981 or 3.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,207
Fidelity Securities Lending Cash Central Fund	24,193
Total	$ 192,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP International Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,390,721) - See accompanying schedule: Unaffiliated issuers (cost $60,727,690)	$ 65,941,603
Fidelity Central Funds (cost $9,492,207)	9,492,207
Total Investments (cost $70,219,897)		$ 75,433,810
Receivable for investments sold Regular delivery		228,609
Delayed delivery		171,781
Unrealized appreciation on foreign currency contracts		60,825
Receivable for fund shares sold		56,488
Dividends receivable		94,625
Interest receivable		17,212
Distributions receivable from Fidelity Central Funds		36,864
Prepaid expenses		90
Other receivables		8,739
Total assets		76,109,043

Liabilities
Payable for investments purchased	$ 1,149,979
Unrealized depreciation on foreign currency contracts	9,591
Payable for fund shares redeemed	67
Accrued management fee	48,217
Distribution fees payable	315
Other affiliated payables	10,510
Other payables and accrued expenses	37,743
Collateral on securities loaned, at value	1,470,000
Total liabilities		2,726,422

Net Assets		$ 73,382,621
Net Assets consist of:
Paid in capital		$ 62,857,968
Undistributed net investment income		326,250
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,934,131
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,264,272
Net Assets		$ 73,382,621

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,353,338 ÷ 96,470 shares)	$ 14.03

Service Class: Net Asset Value, offering price and redemption price per share ($440,272 ÷ 31,416 shares)	$ 14.01

Service Class 2: Net Asset Value, offering price and redemption price per share ($584,821 ÷ 41,776 shares)	$ 14.00

Initial Class R: Net Asset Value, offering price and redemption price per share ($31,498,818 ÷ 2,245,010 shares)	$ 14.03

Service Class R: Net Asset Value, offering price and redemption price per share ($440,272 ÷ 31,416 shares)	$ 14.01

Service Class 2R: Net Asset Value, offering price and redemption price per share ($584,804 ÷ 41,775 shares)	$ 14.00

Investor Class R: Net Asset Value, offering price and redemption price per share ($38,480,296 ÷ 2,750,784 shares)	$ 13.99

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 512,541
Interest		4,148
Income from Fidelity Central Funds		192,400
		709,089
Less foreign taxes withheld		(60,995)
Total income		648,094

Expenses
Management fee	$ 203,579
Transfer agent fees	39,930
Distribution fees	1,850
Accounting and security lending fees	15,180
Custodian fees and expenses	42,496
Independent trustees' compensation	81
Audit	25,800
Legal	6,957
Miscellaneous	8,110
Total expenses before reductions	343,983
Expense reductions	(20,578)	323,405
Net investment income (loss)		324,689
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,212,135
Foreign currency transactions	(59,763)
Total net realized gain (loss)		5,152,372
Change in net unrealized appreciation (depreciation) on: Investment securities	612,614
Assets and liabilities in foreign currencies	49,235
Total change in net unrealized appreciation (depreciation)		661,849
Net gain (loss)		5,814,221
Net increase (decrease) in net assets resulting from operations		$ 6,138,910

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 324,689	$ 325,722
Net realized gain (loss)	5,152,372	1,311,750
Change in net unrealized appreciation (depreciation)	661,849	3,055,530
Net increase (decrease) in net assets resulting from operations	6,138,910	4,693,002
Distributions to shareholders from net investment income	-	(324,160)
Distributions to shareholders from net realized gain	(475,819)	(1,106,887)
Total distributions	(475,819)	(1,431,047)
Share transactions - net increase (decrease)	22,794,276	20,509,608
Redemption fees	7,369	15,654
Total increase (decrease) in net assets	28,464,736	23,787,217

Net Assets
Beginning of period	44,917,885	21,130,668
End of period (including undistributed net investment income of $326,250 and undistributed net investment income of $1,561, respectively)	$ 73,382,621	$ 44,917,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.11	.06	- J
Net realized and unrealized gain (loss)	1.40	1.54	1.21	.24
Total from investment operations	1.48	1.65	1.27	.24
Distributions from net investment income	-	(.10)	(.02)	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.43) L	(.05) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.03	$ 12.68	$ 11.46	$ 10.24
Total Return B, C, D	11.71%	14.49%	12.37%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.80%	3.55%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.00%	.91%	.92% A
Net investment income (loss)	1.20% A	.95%	.53%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,353	$ 1,357	$ 9,367	$ 307
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. L Total distribution of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.10	.10	- J
Net realized and unrealized gain (loss)	1.40	1.53	1.16	.24
Total from investment operations	1.47	1.63	1.26	.24
Distributions from net investment income	-	(.08)	(.01)	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.42) L	(.04) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.01	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	11.64%	14.30%	12.27%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.62%	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.15% A	1.10%	1.01%	1.01% A
Net investment income (loss)	1.10% A	.85%	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440	$ 394	$ 345	$ 307
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. L Total distribution of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.08	.09	- J
Net realized and unrealized gain (loss)	1.40	1.53	1.15	.24
Total from investment operations	1.46	1.61	1.24	.24
Distributions from net investment income	-	(.07)	-	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.40) L	(.02) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.00	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	11.56%	14.14%	12.12%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.77%	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.30% A	1.25%	1.16%	1.17% A
Net investment income (loss)	.96% A	.70%	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 585	$ 524	$ 459	$ 410
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share. L Total distribution of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.11	.11	- J
Net realized and unrealized gain (loss)	1.40	1.54	1.16	.24
Total from investment operations	1.48	1.65	1.27	.24
Distributions from net investment income	-	(.10)	(.02)	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.43) L	(.05) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.03	$ 12.68	$ 11.46	$ 10.24
Total Return B, C, D	11.71%	14.50%	12.37%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.46%	4.25%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.00%	.91%	.92% A
Net investment income (loss)	1.21% A	.95%	1.08%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,499	$ 17,219	$ 345	$ 307
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. L Total distribution of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.10	.10	- J
Net realized and unrealized gain (loss)	1.40	1.53	1.16	.24
Total from investment operations	1.47	1.63	1.26	.24
Distributions from net investment income	-	(.08)	(.01)	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.42) L	(.04) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.01	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	11.64%	14.30%	12.27%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.62%	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.15% A	1.10%	1.01%	1.01% A
Net investment income (loss)	1.10% A	.85%	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440	$ 394	$ 345	$ 307
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. L Total distribution of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.08	.09	- J
Net realized and unrealized gain (loss)	1.40	1.53	1.15	.24
Total from investment operations	1.46	1.61	1.24	.24
Distributions from net investment income	-	(.07)	-	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.40) L	(.02) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.00	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	11.56%	14.14%	12.12%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.77%	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.30% A	1.25%	1.16%	1.17% A
Net investment income (loss)	.95% A	.70%	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 585	$ 524	$ 459	$ 410
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share. L Total distribution of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Financial Highlights - Investor Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.07	.09	.01
Net realized and unrealized gain (loss)	1.40	1.53	1.16
Total from investment operations	1.47	1.62	1.17
Distributions from net investment income	-	(.10)	(.02)
Distributions from net realized gain	(.13)	(.34)	(.01)
Total distributions	(.13)	(.43) L	(.03) K
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 13.99	$ 12.65	$ 11.46
Total Return B, C, D	11.66%	14.23%	11.39%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23% A	1.61%	2.19% A
Expenses net of fee waivers, if any	1.23% A	1.25%	1.25% A
Expenses net of all reductions	1.18% A	1.15%	1.06% A
Net investment income (loss)	1.07% A	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,480	$ 24,505	$ 9,810
Portfolio turnover rate G	193% A	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share. L Total distribution of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Product Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

VIP International Capital Appreciation Portfolio

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,666,882
Unrealized depreciation	(1,757,572)
Net unrealized appreciation (depreciation)	$ 4,909,310
Cost for federal income tax purposes	$ 70,524,500

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,133,826 and $48,639,799, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

VIP International Capital Appreciation Portfolio

6. Significant Accounting Policies - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 208
Service Class 2	740
Service Class R	208
Service Class 2 R	694
$ 1,850

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class R pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,099
Service Class	137
Service Class 2	444
Initial Class R	9,205
Service Class R	137
Service Class 2R	183
Investor Class R	28,725
$ 39,930

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $24,193.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 791
Service Class	1.20%	48
Service Class 2	1.35%	326
Initial Class R	1.10%	4,507
Service Class R	1.20%	48
Service Class 2R	1.35%	65
		$ 5,785

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,563 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $230.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 9,863
Service Class	-	2,538
Service Class 2	-	2,655
Initial Class R	-	126,136
Service Class R	-	2,538
Service Class 2R	-	2,655
Investor Class R	-	177,775
Total	$ -	$ 324,160

VIP International Capital Appreciation Portfolio

11. Distributions to Shareholders - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
From net realized gain
Initial Class	$ 12,735	$ 82,024
Service Class	3,890	10,116
Service Class 2	5,971	13,470
Initial Class R	183,902	382,391
Service Class R	3,890	10,116
Service Class 2R	5,172	13,470
Investor Class R	260,259	595,300
Total	$ 475,819	$ 1,106,887

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	10,930	551,473	$ 147,525	$ 6,530,542
Reinvestment of distributions	982	7,645	12,735	91,887
Shares redeemed	(22,461)	(1,269,330)	(294,989)	(14,879,275)
Net increase (decrease)	(10,549)	(710,212)	$ (134,729)	$ (8,256,846)
Service Class
Reinvestment of distributions	300	1,019	$ 3,890	$ 12,654
Net increase (decrease)	300	1,019	$ 3,890	$ 12,654
Service Class 2
Shares sold	6,394	-	$ 84,142	$ -
Reinvestment of distributions	461	1,300	5,971	16,125
Shares redeemed	(6,455)	-	(88,305)	-
Net increase (decrease)	400	1,300	$ 1,808	$ 16,125
Initial Class R
Shares sold	990,077	1,743,214	$ 13,335,852	$ 20,660,149
Reinvestment of distributions	14,179	40,625	183,902	508,527
Shares redeemed	(117,210)	(455,998)	(1,549,788)	(5,371,545)
Net increase (decrease)	887,046	1,327,841	$ 11,969,966	$ 15,797,131
Service Class R
Reinvestment of distributions	300	1,019	$ 3,890	$ 12,654
Net increase (decrease)	300	1,019	$ 3,890	$ 12,654
Service Class 2R
Reinvestment of distributions	399	1,300	$ 5,172	$ 16,125
Net increase (decrease)	399	1,300	$ 5,172	$ 16,125
Investor Class R
Shares sold	936,093	1,447,148	$ 12,566,970	$ 17,211,509
Reinvestment of distributions	20,113	62,199	260,259	773,075
Shares redeemed	(142,250)	(428,813)	(1,882,950)	(5,072,819)
Net increase (decrease)	813,956	1,080,534	$ 10,944,279	$ 12,911,765

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0807
1.818378.102

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP International Capital Appreciation Portfolio

VIP International Capital Appreciation Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,117.10	$ 5.77
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class
Actual	$ 1,000.00	$ 1,116.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2
Actual	$ 1,000.00	$ 1,115.60	$ 7.08
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R
Actual	$ 1,000.00	$ 1,117.10	$ 5.77
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R
Actual	$ 1,000.00	$ 1,116.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R
Actual	$ 1,000.00	$ 1,115.60	$ 7.08
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R
Actual	$ 1,000.00	$ 1,116.60	$ 6.46
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

VIP International Capital Appreciation Portfolio
Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class R	1.20%
Service Class 2R	1.35%
Investor Class R	1.23%

VIP International Capital Appreciation Portfolio

VIP International Capital Appreciation Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2007
United States of America	20.6%
Japan	20.6%
Canada	19.8%
Hong Kong	5.7%
Netherlands	4.3%
South Africa	4.0%
Germany	3.9%
Switzerland	2.7%
Argentina	2.3%
Other	16.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2006
United States of America	24.1%
Canada	12.6%
France	10.2%
Netherlands	9.7%
United Kingdom	8.4%
Germany	8.1%
Argentina	3.9%
Luxembourg	3.6%
Switzerland	3.5%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	86.1	90.8
Bonds	2.9	0.0
Short-Term Investments and Net Other Assets	11.0	9.2
Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Hutchison Whampoa Ltd. (Hong Kong, Industrial Conglomerates)	4.8	0.0
Gold Fields Ltd. (South Africa, Metals & Mining)	4.0	2.1
Takeda Pharamaceutical Co. Ltd. (Japan, Pharmaceuticals)	3.8	0.0
Virgin Media, Inc. (United States of America, Media)	3.1	0.0
Catalyst Paper Corp. (Canada, Paper & Forest Products)	3.0	1.0
Saskatchewan Wheat Pool, Inc. (Canada, Food Products)	3.0	1.1
Kose Corp. (Japan, Personal Products)	2.7	0.0
E.ON AG (Germany, Electric Utilities)	2.6	2.5
Synthes, Inc. (United States of America, Health Care Equipment & Supplies)	2.5	3.4
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	2.5	3.4
	32.0
Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	20.0	17.1
Financials	14.9	6.8
Consumer Staples	10.7	12.1
Health Care	10.0	4.5
Industrials	9.7	8.7
Energy	8.9	12.6
Consumer Discretionary	6.8	22.8
Utilities	2.6	2.5
Telecommunication Services	1.7	0.0
Information Technology	0.8	3.7

Semiannual Report

VIP International Capital Appreciation Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.8%
	Shares	Value
Argentina - 2.3%
Cresud S.A.C.I.F. y A. sponsored ADR	37,262	$ 797,034
Inversiones y Representaciones SA sponsored GDR (a)	17,800	329,300
Pampa Holding SA (a)	613,089	549,242
Pampa Holding SA unit (a)(e)	1,800	40,314
TOTAL ARGENTINA		1,715,890
Canada - 19.8%
Abitibi-Consolidated, Inc.	471,200	1,375,670
Absolut Resources Corp. (a)	111,000	62,521
Aquiline Resources, Inc. (a)	117,700	1,215,395
Aquiline Resources, Inc. (a)(e)	32,400	334,569
Canadian Natural Resources Ltd.	27,400	1,820,579
Canfor Corp. New (a)	35,300	446,366
Catalyst Paper Corp. (a)	701,200	2,231,465
European Goldfields Ltd. (a)	55,500	293,847
Guyana Goldfields, Inc.	32,900	314,407
IAMGOLD Corp.	182,600	1,405,604
Meridian Gold, Inc. (a)	14,900	410,942
NuVista Energy Ltd. (a)	38,500	524,055
ProEx Energy Ltd. (a)	50,700	713,917
Saskatchewan Wheat Pool, Inc. (a)	18,800	193,956
Saskatchewan Wheat Pool, Inc. (a)(e)	196,000	2,022,098
Suncor Energy, Inc.	12,800	1,153,051
TOTAL CANADA		14,518,442
Cayman Islands - 1.9%
GlobalSantaFe Corp.	19,200	1,387,200
Czech Republic - 2.0%
Philip Morris CR AS	2,750	1,429,731
France - 2.0%
Sanofi-Aventis sponsored ADR	35,900	1,445,693
Germany - 3.9%
E.ON AG	11,400	1,902,888
Lanxess AG	17,100	957,663
TOTAL GERMANY		2,860,551
Hong Kong - 4.8%
Hutchison Whampoa Ltd.	353,000	3,505,531
Japan - 20.6%
Aioi Insurance Co. Ltd.	164,000	1,066,613
Canon, Inc.	9,800	574,672
Kose Corp. (d)	69,000	1,955,261
Kubota Corp.	208,000	1,688,860
Millea Holdings, Inc.	31,663	1,300,867
Mitsui Sumitomo Insurance Co. Ltd.	78,000	1,001,916
Nissin Healthcare Food Service Co.	4,500	58,460
SFCG Co. Ltd.	6,540	1,095,487
Shinsei Bank Ltd.	407,000	1,645,713

	Shares	Value
Takeda Pharamaceutical Co. Ltd.	43,500	$ 2,811,465
Takefuji Corp.	46,980	1,579,224
Tokyo Steel Manufacturing Co. Ltd.	21,200	332,907
TOTAL JAPAN		15,111,445
Korea (South) - 0.5%
Samwhan Corp.	11,190	393,652
Luxembourg - 1.6%
SES SA FDR unit	55,596	1,203,898
Netherlands - 4.3%
CNH Global NV	5,700	291,213
Koninklijke Philips Electronics NV	34,000	1,438,880
Nutreco Holding NV	19,500	1,429,089
TOTAL NETHERLANDS		3,159,182
Philippines - 1.2%
DMCI Holdings, Inc.	1,872,000	380,718
Semirara Mining Corp.	754,700	473,524
TOTAL PHILIPPINES		854,242
South Africa - 4.0%
Gold Fields Ltd.	19,400	304,580
Gold Fields Ltd. sponsored ADR	169,400	2,659,580
TOTAL SOUTH AFRICA		2,964,160
Switzerland - 1.7%
Actelion Ltd. (Reg.) (a)	27,979	1,251,680
Taiwan - 1.7%
Taiwan Cellular Co. Ltd.	1,020,000	1,253,971
United Kingdom - 2.0%
Benfield Group PLC	225,700	1,465,060
United States of America - 10.5%
Bowater, Inc.	67,300	1,679,135
Deere & Co.	10,500	1,267,770
Monsanto Co.	9,800	661,892
Synthes, Inc.	15,325	1,842,864
Virgin Media, Inc.	92,385	2,251,422
TOTAL UNITED STATES OF AMERICA		7,703,083
TOTAL COMMON STOCKS (Cost $56,997,195)		62,223,411
Nonconvertible Preferred Stocks - 1.3%

Italy - 1.3%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $887,631)	22,800	916,777
Government Obligations - 3.8%
		Principal Amount	Value
Finland - 1.9%
Finnish Government 0.3% 10/18/07	JPY	171,700,000	$ 1,390,636
Hong Kong - 0.9%
Hong Kong Government Special Administrative Region 3.8% 8/1/07	HKD	5,500,000	701,363
Switzerland - 1.0%
Switzerland Confederation 4.25% 1/8/08	CHF	860,000	709,416
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,842,864)			2,801,415
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	8,022,207	8,022,207
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	1,470,000	1,470,000
TOTAL MONEY MARKET FUNDS (Cost $9,492,207)		9,492,207
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $70,219,897)	75,433,810
NET OTHER ASSETS - (2.8)%	(2,051,189)
NET ASSETS - 100%	$ 73,382,621
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/(Depreciation)
Contracts to Buy
357,432 AUD	July 2007	$ 302,943	$ 2,943
372,450 CHF	July 2007	305,309	5,309
1,352,031 EUR	July 2007	1,830,987	30,987
608,470 GBP	July 2007	1,221,586	21,586
133,972,300 JPY	July 2007	1,090,409	(9,591)
		$ 4,751,234	$ 51,234

(Payable Amount $4,700,000)

The value of contracts to buy as a percentage of net assets - 6.5%
Currency Abbreviations
AUD - Australian dollar
CHF - Swiss franc
EUR - European Monetary Unit
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,396,981 or 3.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,207
Fidelity Securities Lending Cash Central Fund	24,193
Total	$ 192,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP International Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,390,721) - See accompanying schedule: Unaffiliated issuers (cost $60,727,690)	$ 65,941,603
Fidelity Central Funds (cost $9,492,207)	9,492,207
Total Investments (cost $70,219,897)		$ 75,433,810
Receivable for investments sold Regular delivery		228,609
Delayed delivery		171,781
Unrealized appreciation on foreign currency contracts		60,825
Receivable for fund shares sold		56,488
Dividends receivable		94,625
Interest receivable		17,212
Distributions receivable from Fidelity Central Funds		36,864
Prepaid expenses		90
Other receivables		8,739
Total assets		76,109,043

Liabilities
Payable for investments purchased	$ 1,149,979
Unrealized depreciation on foreign currency contracts	9,591
Payable for fund shares redeemed	67
Accrued management fee	48,217
Distribution fees payable	315
Other affiliated payables	10,510
Other payables and accrued expenses	37,743
Collateral on securities loaned, at value	1,470,000
Total liabilities		2,726,422

Net Assets		$ 73,382,621
Net Assets consist of:
Paid in capital		$ 62,857,968
Undistributed net investment income		326,250
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,934,131
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,264,272
Net Assets		$ 73,382,621

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,353,338 ÷ 96,470 shares)	$ 14.03

Service Class: Net Asset Value, offering price and redemption price per share ($440,272 ÷ 31,416 shares)	$ 14.01

Service Class 2: Net Asset Value, offering price and redemption price per share ($584,821 ÷ 41,776 shares)	$ 14.00

Initial Class R: Net Asset Value, offering price and redemption price per share ($31,498,818 ÷ 2,245,010 shares)	$ 14.03

Service Class R: Net Asset Value, offering price and redemption price per share ($440,272 ÷ 31,416 shares)	$ 14.01

Service Class 2R: Net Asset Value, offering price and redemption price per share ($584,804 ÷ 41,775 shares)	$ 14.00

Investor Class R: Net Asset Value, offering price and redemption price per share ($38,480,296 ÷ 2,750,784 shares)	$ 13.99

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 512,541
Interest		4,148
Income from Fidelity Central Funds		192,400
		709,089
Less foreign taxes withheld		(60,995)
Total income		648,094

Expenses
Management fee	$ 203,579
Transfer agent fees	39,930
Distribution fees	1,850
Accounting and security lending fees	15,180
Custodian fees and expenses	42,496
Independent trustees' compensation	81
Audit	25,800
Legal	6,957
Miscellaneous	8,110
Total expenses before reductions	343,983
Expense reductions	(20,578)	323,405
Net investment income (loss)		324,689
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,212,135
Foreign currency transactions	(59,763)
Total net realized gain (loss)		5,152,372
Change in net unrealized appreciation (depreciation) on: Investment securities	612,614
Assets and liabilities in foreign currencies	49,235
Total change in net unrealized appreciation (depreciation)		661,849
Net gain (loss)		5,814,221
Net increase (decrease) in net assets resulting from operations		$ 6,138,910

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 324,689	$ 325,722
Net realized gain (loss)	5,152,372	1,311,750
Change in net unrealized appreciation (depreciation)	661,849	3,055,530
Net increase (decrease) in net assets resulting from operations	6,138,910	4,693,002
Distributions to shareholders from net investment income	-	(324,160)
Distributions to shareholders from net realized gain	(475,819)	(1,106,887)
Total distributions	(475,819)	(1,431,047)
Share transactions - net increase (decrease)	22,794,276	20,509,608
Redemption fees	7,369	15,654
Total increase (decrease) in net assets	28,464,736	23,787,217

Net Assets
Beginning of period	44,917,885	21,130,668
End of period (including undistributed net investment income of $326,250 and undistributed net investment income of $1,561, respectively)	$ 73,382,621	$ 44,917,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.11	.06	- J
Net realized and unrealized gain (loss)	1.40	1.54	1.21	.24
Total from investment operations	1.48	1.65	1.27	.24
Distributions from net investment income	-	(.10)	(.02)	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.43) L	(.05) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.03	$ 12.68	$ 11.46	$ 10.24
Total Return B, C, D	11.71%	14.49%	12.37%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.80%	3.55%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.00%	.91%	.92% A
Net investment income (loss)	1.20% A	.95%	.53%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,353	$ 1,357	$ 9,367	$ 307
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. L Total distribution of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.10	.10	- J
Net realized and unrealized gain (loss)	1.40	1.53	1.16	.24
Total from investment operations	1.47	1.63	1.26	.24
Distributions from net investment income	-	(.08)	(.01)	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.42) L	(.04) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.01	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	11.64%	14.30%	12.27%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.62%	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.15% A	1.10%	1.01%	1.01% A
Net investment income (loss)	1.10% A	.85%	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440	$ 394	$ 345	$ 307
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. L Total distribution of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.08	.09	- J
Net realized and unrealized gain (loss)	1.40	1.53	1.15	.24
Total from investment operations	1.46	1.61	1.24	.24
Distributions from net investment income	-	(.07)	-	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.40) L	(.02) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.00	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	11.56%	14.14%	12.12%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.77%	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.30% A	1.25%	1.16%	1.17% A
Net investment income (loss)	.96% A	.70%	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 585	$ 524	$ 459	$ 410
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share. L Total distribution of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.11	.11	- J
Net realized and unrealized gain (loss)	1.40	1.54	1.16	.24
Total from investment operations	1.48	1.65	1.27	.24
Distributions from net investment income	-	(.10)	(.02)	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.43) L	(.05) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.03	$ 12.68	$ 11.46	$ 10.24
Total Return B, C, D	11.71%	14.50%	12.37%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.46%	4.25%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.00%	.91%	.92% A
Net investment income (loss)	1.21% A	.95%	1.08%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,499	$ 17,219	$ 345	$ 307
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. L Total distribution of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.10	.10	- J
Net realized and unrealized gain (loss)	1.40	1.53	1.16	.24
Total from investment operations	1.47	1.63	1.26	.24
Distributions from net investment income	-	(.08)	(.01)	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.42) L	(.04) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.01	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	11.64%	14.30%	12.27%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.62%	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.15% A	1.10%	1.01%	1.01% A
Net investment income (loss)	1.10% A	.85%	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440	$ 394	$ 345	$ 307
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. L Total distribution of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.08	.09	- J
Net realized and unrealized gain (loss)	1.40	1.53	1.15	.24
Total from investment operations	1.46	1.61	1.24	.24
Distributions from net investment income	-	(.07)	-	-
Distributions from net realized gain	(.13)	(.34)	(.02)	-
Total distributions	(.13)	(.40) L	(.02) K	-
Redemption fees added to paid in capital E	- J	- J	- J	-
Net asset value, end of period	$ 14.00	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	11.56%	14.14%	12.12%	2.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.77%	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.30% A	1.25%	1.16%	1.17% A
Net investment income (loss)	.95% A	.70%	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 585	$ 524	$ 459	$ 410
Portfolio turnover rate G	193% A	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 22, 2004 (commencement of operations) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share. L Total distribution of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio

Financial Highlights - Investor Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.07	.09	.01
Net realized and unrealized gain (loss)	1.40	1.53	1.16
Total from investment operations	1.47	1.62	1.17
Distributions from net investment income	-	(.10)	(.02)
Distributions from net realized gain	(.13)	(.34)	(.01)
Total distributions	(.13)	(.43) L	(.03) K
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 13.99	$ 12.65	$ 11.46
Total Return B, C, D	11.66%	14.23%	11.39%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23% A	1.61%	2.19% A
Expenses net of fee waivers, if any	1.23% A	1.25%	1.25% A
Expenses net of all reductions	1.18% A	1.15%	1.06% A
Net investment income (loss)	1.07% A	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,480	$ 24,505	$ 9,810
Portfolio turnover rate G	193% A	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share. L Total distribution of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Product Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

VIP International Capital Appreciation Portfolio

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,666,882
Unrealized depreciation	(1,757,572)
Net unrealized appreciation (depreciation)	$ 4,909,310
Cost for federal income tax purposes	$ 70,524,500

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,133,826 and $48,639,799, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

VIP International Capital Appreciation Portfolio

6. Significant Accounting Policies - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 208
Service Class 2	740
Service Class R	208
Service Class 2 R	694
$ 1,850

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class R pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,099
Service Class	137
Service Class 2	444
Initial Class R	9,205
Service Class R	137
Service Class 2R	183
Investor Class R	28,725
$ 39,930

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $24,193.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 791
Service Class	1.20%	48
Service Class 2	1.35%	326
Initial Class R	1.10%	4,507
Service Class R	1.20%	48
Service Class 2R	1.35%	65
		$ 5,785

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,563 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $230.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 9,863
Service Class	-	2,538
Service Class 2	-	2,655
Initial Class R	-	126,136
Service Class R	-	2,538
Service Class 2R	-	2,655
Investor Class R	-	177,775
Total	$ -	$ 324,160

VIP International Capital Appreciation Portfolio

11. Distributions to Shareholders - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
From net realized gain
Initial Class	$ 12,735	$ 82,024
Service Class	3,890	10,116
Service Class 2	5,971	13,470
Initial Class R	183,902	382,391
Service Class R	3,890	10,116
Service Class 2R	5,172	13,470
Investor Class R	260,259	595,300
Total	$ 475,819	$ 1,106,887

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	10,930	551,473	$ 147,525	$ 6,530,542
Reinvestment of distributions	982	7,645	12,735	91,887
Shares redeemed	(22,461)	(1,269,330)	(294,989)	(14,879,275)
Net increase (decrease)	(10,549)	(710,212)	$ (134,729)	$ (8,256,846)
Service Class
Reinvestment of distributions	300	1,019	$ 3,890	$ 12,654
Net increase (decrease)	300	1,019	$ 3,890	$ 12,654
Service Class 2
Shares sold	6,394	-	$ 84,142	$ -
Reinvestment of distributions	461	1,300	5,971	16,125
Shares redeemed	(6,455)	-	(88,305)	-
Net increase (decrease)	400	1,300	$ 1,808	$ 16,125
Initial Class R
Shares sold	990,077	1,743,214	$ 13,335,852	$ 20,660,149
Reinvestment of distributions	14,179	40,625	183,902	508,527
Shares redeemed	(117,210)	(455,998)	(1,549,788)	(5,371,545)
Net increase (decrease)	887,046	1,327,841	$ 11,969,966	$ 15,797,131
Service Class R
Reinvestment of distributions	300	1,019	$ 3,890	$ 12,654
Net increase (decrease)	300	1,019	$ 3,890	$ 12,654
Service Class 2R
Reinvestment of distributions	399	1,300	$ 5,172	$ 16,125
Net increase (decrease)	399	1,300	$ 5,172	$ 16,125
Investor Class R
Shares sold	936,093	1,447,148	$ 12,566,970	$ 17,211,509
Reinvestment of distributions	20,113	62,199	260,259	773,075
Shares redeemed	(142,250)	(428,813)	(1,882,950)	(5,072,819)
Net increase (decrease)	813,956	1,080,534	$ 10,944,279	$ 12,911,765

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAR-SANN-0807
1.833456.101

Fidelity® Variable Insurance Products:
Materials Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Materials Portfolio

VIP Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 24, 2007 to June 30, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value June 30, 2007	Expenses Paid During Period
Initial Class
Actual	$ 1,000.00	$ 1,047.00	$ 1.91 B
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01 C
Investor Class
Actual	$ 1,000.00	$ 1,047.00	$ 2.19 B
Hypothetical A	$ 1,000.00	$ 1,019.09	$ 5.76 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 68/365 (to reflect the period April 24, 2007 to June 30, 2007).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Investor Class	1.15%

Semiannual Report

VIP Materials Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2007
% of fund's net assets
E.I. du Pont de Nemours & Co.	7.8
Monsanto Co.	7.2
Alcoa, Inc.	5.3
Freeport-McMoRan Copper & Gold, Inc. Class B	4.4
Dow Chemical Co.	4.3
Praxair, Inc.	4.1
Air Products & Chemicals, Inc.	3.4
3M Co.	3.1
Nucor Corp.	2.8
Weyerhaeuser Co.	2.7
45.1
Top Industries (% of fund's net assets)
As of June 30, 2007
Chemicals	48.7%
Metals & Mining	29.6%
Paper & Forest Products	5.1%
Containers & Packaging	4.6%
Construction Materials	3.1%
All Others*	8.9%

* Includes short-term investments and net other assets.

VIP Materials Portfolio

VIP Materials Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CHEMICALS - 48.7%
Commodity Chemicals - 3.4%
Celanese Corp. Class A	5,900	$ 228,802
Lyondell Chemical Co.	5,300	196,736
		425,538
Diversified Chemicals - 18.1%
Cabot Corp.	1,100	52,448
Dow Chemical Co.	12,100	535,062
E.I. du Pont de Nemours & Co.	19,000	965,959
Eastman Chemical Co.	800	51,464
FMC Corp.	700	62,573
Hercules, Inc. (a)	6,500	127,725
Huntsman Corp.	5,900	143,429
PPG Industries, Inc.	3,900	296,829
		2,235,489
Fertilizers & Agricultural Chemicals - 8.8%
Agrium, Inc.	2,800	122,724
Monsanto Co.	13,100	884,774
The Mosaic Co. (a)	1,900	74,138
		1,081,636
Industrial Gases - 9.5%
Air Products & Chemicals, Inc.	5,200	417,924
Airgas, Inc.	5,300	253,870
Praxair, Inc.	7,000	503,930
		1,175,724
Specialty Chemicals - 8.9%
Albemarle Corp.	1,300	50,089
Chemtura Corp.	4,700	52,217
Cytec Industries, Inc.	1,000	63,770
Ecolab, Inc.	3,800	162,260
H.B. Fuller Co.	1,900	56,791
Lubrizol Corp.	2,100	135,555
Minerals Technologies, Inc.	920	61,594
Nalco Holding Co.	2,200	60,390
Rohm & Haas Co.	5,300	289,804
Sigma Aldrich Corp.	2,600	110,942
Valspar Corp.	1,900	53,979
		1,097,391
TOTAL CHEMICALS		6,015,778
CONSTRUCTION MATERIALS - 3.1%
Construction Materials - 3.1%
Martin Marietta Materials, Inc.	400	64,808
Polaris Minerals Corp. (a)	6,900	85,048
Polaris Minerals Corp. (a)(c)	6,200	76,420
Vulcan Materials Co.	1,400	160,356
		386,632
CONTAINERS & PACKAGING - 4.6%
Metal & Glass Containers - 1.9%
Ball Corp.	1,100	58,487

	Shares	Value
Crown Holdings, Inc. (a)	2,200	$ 54,934
Owens-Illinois, Inc.	2,000	70,000
Pactiv Corp. (a)	1,600	51,024
		234,445
Paper Packaging - 2.7%
Bemis Co., Inc.	1,600	53,088
Packaging Corp. of America	4,400	111,364
Smurfit-Stone Container Corp.	4,700	62,557
Temple-Inland, Inc.	1,800	110,754
		337,763
TOTAL CONTAINERS & PACKAGING		572,208
INDUSTRIAL CONGLOMERATES - 3.1%
Industrial Conglomerates - 3.1%
3M Co.	4,400	381,876
METALS & MINING - 29.6%
Aluminum - 5.3%
Alcoa, Inc.	16,000	648,480
Diversified Metals & Mining - 6.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	6,500	538,330
Rio Tinto PLC sponsored ADR	200	61,224
Titanium Metals Corp.	6,000	191,400
		790,954
Gold - 3.3%
Goldcorp, Inc.	4,300	102,086
Meridian Gold, Inc. (a)	4,000	110,320
Newmont Mining Corp.	5,100	199,206
		411,612
Steel - 14.6%
Allegheny Technologies, Inc.	1,700	178,296
Arcelor Mittal	2,000	124,800
Carpenter Technology Corp.	1,400	182,434
Chaparral Steel Co.	1,800	129,366
Commercial Metals Co.	1,700	57,409
Nucor Corp.	5,800	340,170
Reliance Steel & Aluminum Co.	4,300	241,918
Ryerson Tull, Inc.	2,600	97,890
Steel Dynamics, Inc.	5,100	213,741
United States Steel Corp.	2,200	239,250
		1,805,274
TOTAL METALS & MINING		3,656,320
OIL, GAS & CONSUMABLE FUELS - 1.9%
Coal & Consumable Fuels - 1.9%
Cameco Corp.	1,200	60,831
Coalcorp Mining, Inc. (a)	14,071	59,177
CONSOL Energy, Inc.	1,300	59,943
Peabody Energy Corp.	1,200	58,056
		238,007
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 5.1%
Forest Products - 2.7%
Weyerhaeuser Co.	4,200	$ 331,506
Paper Products - 2.4%
International Paper Co.	6,000	234,300
MeadWestvaco Corp.	1,700	60,044
		294,344
TOTAL PAPER & FOREST PRODUCTS		625,850
TOTAL COMMON STOCKS (Cost $11,565,763)		11,876,671
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 5.32% (b) (Cost $663,439)	663,439	663,439
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $12,229,202)		12,540,110
NET OTHER ASSETS - (1.5)%		(181,951)
NET ASSETS - 100%		$ 12,358,159
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,420 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,318

See accompanying notes which are an integral part of the financial statements.

VIP Materials Portfolio

VIP Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,565,763)	$ 11,876,671
Fidelity Central Funds (cost $663,439)	663,439
Total Investments (cost $12,229,202)		$ 12,540,110
Receivable for fund shares sold		142,077
Dividends receivable		13,792
Distributions receivable from Fidelity Central Funds		4,273
Receivable from investment adviser for expense reductions		457
Total assets		12,700,709

Liabilities
Payable for investments purchased	$ 326,440
Accrued management fee	5,024
Other affiliated payables	1,431
Other payables and accrued expenses	9,655
Total liabilities		342,550

Net Assets		$ 12,358,159
Net Assets consist of:
Paid in capital		$ 12,024,899
Undistributed net investment income		23,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(838)
Net unrealized appreciation (depreciation) on investments		310,908
Net Assets		$ 12,358,159

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,434,952 ÷ 614,641 shares)	$ 10.47

Investor Class: Net Asset Value, offering price and redemption price per share ($5,923,207 ÷ 565,849 shares)	$ 10.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Materials Portfolio
Financial Statements - continued

Statement of Operations

	For the period April 24, 2007 (commencement of operations) to June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 29,297
Interest		1,617
Income from Fidelity Central Funds		9,318
Total income		40,232

Expenses
Management fee	$ 8,874
Transfer agent fees	2,295
Accounting fees and expenses	618
Custodian fees and expenses	1,346
Independent trustees' compensation	3
Audit	8,916
Miscellaneous	81
Total expenses before reductions	22,133
Expense reductions	(5,091)	17,042
Net investment income (loss)		23,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	496
Foreign currency transactions	(1,334)
Total net realized gain (loss)		(838)
Change in net unrealized appreciation (depreciation) on investment securities		310,908
Net gain (loss)		310,070
Net increase (decrease) in net assets resulting from operations		$ 333,260

Statement of Changes in Net Assets

For the period April 24, 2007 (commencement of operations) to June 30, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,190
Net realized gain (loss)	(838)
Change in net unrealized appreciation (depreciation)	310,908
Net increase (decrease) in net assets resulting from operations	333,260
Share transactions - net increase (decrease)	12,024,748
Redemption fees	151
Total increase (decrease) in net assets	12,358,159

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $23,190)	$ 12,358,159

See accompanying notes which are an integral part of the financial statements.

VIP Materials Portfolio

Financial Highlights - Initial Class

Period ended June 30, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	.44
Total from investment operations	.47
Redemption fees added to paid in capital E	- J
Net asset value, end of period	$ 10.47
Total Return B, C, D	4.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,435
Portfolio turnover rate G	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to June 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Period ended June 30, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	.44
Total from investment operations	.47
Redemption fees added to paid in capital E	- J
Net asset value, end of period	$ 10.47
Total Return B, C, D	4.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A
Expenses net of fee waivers, if any	1.15% A
Expenses net of all reductions	1.15% A
Net investment income (loss)	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,923
Portfolio turnover rate G	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to June 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior

VIP Materials Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 533,518
Unrealized depreciation	(222,677)
Net unrealized appreciation (depreciation)	$ 310,841
Cost for federal income tax purposes	$ 12,229,269

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,669,066 and $103,798, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 652
Investor Class	1,643
$ 2,295

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $520 for the period.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 2,683
Investor Class	1.15	2,408
		$ 5,091

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

VIP Materials Portfolio

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2007 A	Period ended June 30, 2007 A
Initial Class
Shares sold	614,646	$ 6,259,568
Shares redeemed	(5)	(50)
Net increase (decrease)	614,641	$ 6,259,518
Investor Class
Shares sold	589,851	$ 6,011,643
Shares redeemed	(24,002)	(246,413)
Net increase (decrease)	565,849	$ 5,765,230

A For the period April 24, 2007 (commencement of operations) to June 30, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Materials Portfolio

On March 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. VIP Materials Portfolio is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a Morgan Stanley Capital International (MSCI) index that reflects the market sector in which the fund invests and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

VIP Materials Portfolio

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VMATP-SANN-0807
1.851002.100

Fidelity® Variable Insurance Products:
Real Estate Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Real Estate Portfolio

VIP Real Estate Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 934.50	$ 3.50
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 3.66
Service Class
Actual	$ 1,000.00	$ 934.30	$ 3.98
Hypothetical A	$ 1,000.00	$ 1,020.68	$ 4.16
Service Class 2
Actual	$ 1,000.00	$ 933.70	$ 4.70
Hypothetical A	$ 1,000.00	$ 1,019.93	$ 4.91
Investor Class
Actual	$ 1,000.00	$ 934.30	$ 4.08
Hypothetical A	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.73%
Service Class	.83%
Service Class 2.98%
Investor Class	.85%

Semiannual Report

VIP Real Estate Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	6.6	4.6
Vornado Realty Trust	6.3	5.8
General Growth Properties, Inc.	5.7	5.9
ProLogis Trust	5.6	4.5
Public Storage	5.0	5.7
Equity Residential (SBI)	4.3	7.2
Alexandria Real Estate Equities, Inc.	3.8	3.1
AvalonBay Communities, Inc.	3.7	2.9
Host Hotels & Resorts, Inc.	3.6	4.7
Home Properties, Inc.	3.3	1.7
	47.9
Top Five REIT Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.4	17.3
REITs - Office Buildings	18.3	22.5
REITs - Industrial Buildings	14.6	16.2
REITs - Malls	14.0	13.7
REITs - Shopping Centers	13.0	13.1
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 96.8%		Stocks 97.9%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	3.4%	** Foreign investments	1.6%

VIP Real Estate Portfolio

VIP Real Estate Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Diversified Commercial & Professional Services - 0.9%
The Geo Group, Inc. (a)	58,988	$ 1,716,551
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Health Care Facilities - 1.5%
Brookdale Senior Living, Inc.	36,500	1,663,305
Capital Senior Living Corp. (a)	27,100	255,282
Emeritus Corp. (a)	9,700	300,506
Sun Healthcare Group, Inc. (a)	37,400	541,926
TOTAL HEALTH CARE FACILITIES		2,761,019
HOTELS, RESTAURANTS & LEISURE - 2.7%
Hotels, Resorts & Cruise Lines - 2.7%
Hilton Hotels Corp.	29,600	990,712
Starwood Hotels & Resorts Worldwide, Inc.	60,900	4,084,563
TOTAL HOTELS, RESORTS & CRUISE LINES		5,075,275
REAL ESTATE INVESTMENT TRUSTS - 88.9%
REITs - Apartments - 18.4%
Archstone-Smith Trust	11,700	691,587
AvalonBay Communities, Inc.	58,600	6,966,368
BRE Properties, Inc. Class A	101,100	5,994,219
Equity Residential (SBI)	177,000	8,076,510
GMH Communities Trust	98,300	952,527
Home Properties, Inc.	119,800	6,221,214
Post Properties, Inc.	18,000	938,340
UDR, Inc.	173,200	4,555,160
TOTAL REITS - APARTMENTS		34,395,925
REITs - Factory Outlets - 2.0%
Tanger Factory Outlet Centers, Inc.	100,100	3,748,745
REITs - Hotels - 6.5%
Hersha Hospitality Trust	82,800	978,696
Host Hotels & Resorts, Inc.	285,647	6,604,159
Strategic Hotel & Resorts, Inc.	198,600	4,466,514
TOTAL REITS - HOTELS		12,049,369
REITs - Industrial Buildings - 14.6%
DCT Industrial Trust, Inc.	322,500	3,470,100
Duke Realty LP	114,420	4,081,361

	Shares	Value
ProLogis Trust	184,816	$ 10,516,030
Public Storage	120,840	9,282,929
TOTAL REITS - INDUSTRIAL BUILDINGS		27,350,420
REITs - Malls - 14.0%
CBL & Associates Properties, Inc.	43,000	1,550,150
General Growth Properties, Inc.	200,251	10,603,290
Simon Property Group, Inc.	131,740	12,257,090
Taubman Centers, Inc.	34,500	1,711,545
TOTAL REITS - MALLS		26,122,075
REITs - Management/Investment - 1.9%
British Land Co. PLC	21,900	589,297
Equity Lifestyle Properties, Inc.	28,141	1,468,679
Mission West Properties, Inc.	63,600	886,584
Unibail-Rodamco	2,000	514,698
TOTAL REITS - MANAGEMENT/INVESTMENT		3,459,258
REITs - Mortgage - 0.2%
Capital Lease Funding, Inc.	42,800	460,100
REITs - Office Buildings - 18.3%
Alexandria Real Estate Equities, Inc.	72,300	7,000,086
American Financial Realty Trust (SBI)	165,700	1,710,024
Boston Properties, Inc.	57,300	5,852,049
Corporate Office Properties Trust (SBI)	111,900	4,589,019
Highwoods Properties, Inc. (SBI)	123,900	4,646,250
Kilroy Realty Corp.	73,400	5,199,656
SL Green Realty Corp.	41,200	5,104,268
TOTAL REITS - OFFICE BUILDINGS		34,101,352
REITs - Shopping Centers - 13.0%
Developers Diversified Realty Corp.	91,300	4,812,423
Equity One, Inc.	20,500	523,775
Inland Real Estate Corp.	201,900	3,428,262
Kimco Realty Corp.	97,715	3,720,010
Vornado Realty Trust	107,500	11,807,800
TOTAL REITS - SHOPPING CENTERS		24,292,270
TOTAL REAL ESTATE INVESTMENT TRUSTS		165,979,514
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
Real Estate Management & Development - 2.8%
Brookfield Properties Corp.	217,250	5,281,348
TOTAL COMMON STOCKS (Cost $146,453,268)		180,813,707
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b) (Cost $4,087,936)	4,087,936	$ 4,087,936

TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $150,541,204)	184,901,643

NET OTHER ASSETS - 1.0%	1,776,784
NET ASSETS - 100%	$ 186,678,427
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,887

See accompanying notes which are an integral part of the financial statements.

VIP Real Estate Portfolio

VIP Real Estate Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $146,453,268)	$ 180,813,707
Fidelity Central Funds (cost $4,087,936)	4,087,936
Total Investments (cost $150,541,204)		$ 184,901,643
Cash		21,188
Foreign currency held at value (cost $2)		2
Receivable for investments sold		2,671,123
Receivable for fund shares sold		580
Dividends receivable		667,000
Distributions receivable from Fidelity Central Funds		12,985
Prepaid expenses		421
Other receivables		12
Total assets		188,274,954

Liabilities
Payable for investments purchased	$ 931,911
Payable for fund shares redeemed	504,835
Accrued management fee	94,437
Distribution fees payable	1,226
Other affiliated payables	22,410
Other payables and accrued expenses	41,708
Total liabilities		1,596,527

Net Assets		$ 186,678,427
Net Assets consist of:
Paid in capital		$ 136,849,908
Undistributed net investment income		1,271,155
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,196,922
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,360,442
Net Assets		$ 186,678,427

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($132,170,046 ÷ 6,310,636 shares)	$ 20.94

Service Class: Net Asset Value, offering price and redemption price per share ($4,027,295 ÷ 192,819 shares)	$ 20.89

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,045,872 ÷ 194,457 shares)	$ 20.81

Investor Class: Net Asset Value, offering price and redemption price per share ($46,435,214 ÷ 2,223,131 shares)	$ 20.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Real Estate Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 2,205,093
Interest		967
Income from Fidelity Central Funds		84,887
Total income		2,290,947

Expenses
Management fee	$ 752,109
Transfer agent fees	124,841
Distribution fees	7,808
Accounting fees and expenses	52,221
Custodian fees and expenses	14,849
Independent trustees' compensation	431
Audit	23,721
Legal	351
Interest	4,455
Miscellaneous	41,240
Total expenses before reductions	1,022,026
Expense reductions	(2,234)	1,019,792
Net investment income (loss)		1,271,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,627,195
Foreign currency transactions	(223)
Total net realized gain (loss)		14,626,972
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,387,710)
Assets and liabilities in foreign currencies	(13)
Total change in net unrealized appreciation (depreciation)		(30,387,723)
Net gain (loss)		(15,760,751)
Net increase (decrease) in net assets resulting from operations		$ (14,489,596)

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,271,155	$ 3,398,816
Net realized gain (loss)	14,626,972	21,788,357
Change in net unrealized appreciation (depreciation)	(30,387,723)	34,798,480
Net increase (decrease) in net assets resulting from operations	(14,489,596)	59,985,653
Distributions to shareholders from net investment income	-	(3,481,178)
Distributions to shareholders from net realized gain	(4,756,721)	(20,674,753)
Total distributions	(4,756,721)	(24,155,931)
Share transactions - net increase (decrease)	(58,670,756)	70,269,294
Total increase (decrease) in net assets	(77,917,073)	106,099,016

Net Assets
Beginning of period	264,595,500	158,496,484
End of period (including undistributed net investment income of $1,271,155 and undistributed net investment income of $0, respectively.)	$ 186,678,427	$ 264,595,500

See accompanying notes which are an integral part of the financial statements.

VIP Real Estate Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 18.48	$ 17.46	$ 13.30	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.38	.38	.45	.48 H	.08
Net realized and unrealized gain (loss)	(1.54)	6.23	2.25	4.08	2.89	.18
Total from investment operations	(1.43)	6.61	2.63	4.53	3.37	.26
Distributions from net investment income	-	(.33)	(.41)	(.31)	(.15)	(.11)
Distributions from net realized gain	(.37)	(2.02)	(1.20)	(.06)	(.07)	-
Total distributions	(.37)	(2.35)	(1.61) K	(.37)	(.22)	(.11)
Net asset value, end of period	$ 20.94	$ 22.74	$ 18.48	$ 17.46	$ 13.30	$ 10.15
Total Return B, C, D	(6.55)%	36.71%	15.12%	34.14%	33.21%	2.61%
Ratios to Average Net Assets F, J
Expenses before reductions	.73% A	.72%	.74%	.77%	1.72%	4.89% A
Expenses net of fee waivers, if any	.73% A	.72%	.74%	.77%	1.03%	1.25% A
Expenses net of all reductions	.73% A	.71%	.71%	.74%	1.00%	1.22% A
Net investment income (loss)	.98% A	1.76%	2.13%	3.02%	4.44%	5.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,170	$ 205,802	$ 145,065	$ 147,779	$ 45,320	$ 2,052
Portfolio turnover rate G	112% A	70%	75%	66%	46%	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I For the period November 6, 2002 (commencement of operations) to December 31, 2002. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $1.195 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 22.69	$ 18.44	$ 17.43	$ 13.28	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.35	.37	.43	.49 H	.08
Net realized and unrealized gain (loss)	(1.53)	6.22	2.23	4.08	2.86	.18
Total from investment operations	(1.43)	6.57	2.60	4.51	3.35	.26
Distributions from net investment income	-	(.30)	(.40)	(.30)	(.15)	(.11)
Distributions from net realized gain	(.37)	(2.02)	(1.20)	(.06)	(.07)	-
Total distributions	(.37)	(2.32)	(1.59) K	(.36)	(.22)	(.11)
Net asset value, end of period	$ 20.89	$ 22.69	$ 18.44	$ 17.43	$ 13.28	$ 10.15
Total Return B, C, D	(6.57)%	36.61%	15.00%	34.04%	33.01%	2.61%
Ratios to Average Net Assets F, J
Expenses before reductions	.83% A	.82%	.84%	.86%	1.80%	4.99% A
Expenses net of fee waivers, if any	.83% A	.82%	.84%	.86%	1.24%	1.35% A
Expenses net of all reductions	.83% A	.81%	.81%	.84%	1.22%	1.31% A
Net investment income (loss)	.88% A	1.66%	2.03%	2.92%	4.23%	5.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,027	$ 4,311	$ 3,156	$ 2,744	$ 2,048	$ 1,539
Portfolio turnover rate G	112% A	70%	75%	66%	46%	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I For the period November 6, 2002 (commencement of operations) to December 31, 2002. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.59 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $1.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 22.62	$ 18.40	$ 17.39	$ 13.26	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.32	.34	.41	.47 H	.08
Net realized and unrealized gain (loss)	(1.52)	6.19	2.24	4.06	2.86	.18
Total from investment operations	(1.44)	6.51	2.58	4.47	3.33	.26
Distributions from net investment income	-	(.27)	(.37)	(.28)	(.15)	(.11)
Distributions from net realized gain	(.37)	(2.02)	(1.20)	(.06)	(.07)	-
Total distributions	(.37)	(2.29)	(1.57) K	(.34)	(.22)	(.11)
Net asset value, end of period	$ 20.81	$ 22.62	$ 18.40	$ 17.39	$ 13.26	$ 10.15
Total Return B, C, D	(6.63)%	36.35%	14.88%	33.79%	32.81%	2.61%
Ratios to Average Net Assets F, J
Expenses before reductions	.98% A	.97%	.99%	1.01%	1.95%	5.14% A
Expenses net of fee waivers, if any	.98% A	.97%	.99%	1.01%	1.39%	1.50% A
Expenses net of all reductions	.98% A	.96%	.96%	.99%	1.37%	1.46% A
Net investment income (loss)	.73% A	1.51%	1.88%	2.77%	4.08%	5.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,046	$ 4,284	$ 3,141	$ 2,735	$ 2,044	$ 1,539
Portfolio turnover rate G	112% A	70%	75%	66%	46%	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I For the period November 6, 2002 (commencement of operations) to December 31, 2002. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $1.57 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $1.195 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.69	$ 18.46	$ 19.25
Income from Investment Operations
Net investment income (loss) E	.10	.35	.17
Net realized and unrealized gain (loss)	(1.53)	6.22	.52
Total from investment operations	(1.43)	6.57	.69
Distributions from net investment income	-	(.32)	(.42)
Distributions from net realized gain	(.37)	(2.02)	(1.06)
Total distributions	(.37)	(2.34)	(1.48) J
Net asset value, end of period	$ 20.89	$ 22.69	$ 18.46
Total Return B, C, D	(6.57)%	36.53%	3.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.85%	.99% A
Expenses net of fee waivers, if any	.85% A	.85%	.99% A
Expenses net of all reductions	.85% A	.85%	.96% A
Net investment income (loss)	.87% A	1.62%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,435	$ 50,198	$ 7,134
Portfolio turnover rate G	112% A	70%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $1.06 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Real Estate Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request, or at the SEC's web site, www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 39,167,591
Unrealized depreciation	(5,171,391)
Net unrealized appreciation (depreciation)	$ 33,996,200
Cost for federal income tax purposes	$ 150,905,443

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

VIP Real Estate Portfolio

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,272,901 and $204,044,147, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 2,226
Service Class 2	5,582
$ 7,808

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 67,647
Service Class	1,469
Service Class 2	1,473
Investor Class	54,252
$ 124,841

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,417 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,306,333	5.39%	$ 4,455

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $333 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $678 for the period.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,499.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 2,781,183
Service Class	-	53,234
Service Class 2	-	47,704
Investor Class	-	599,057
Total	$ -	$ 3,481,178
From net realized gain
Initial Class	$ 3,590,006	$ 16,767,387
Service Class	70,300	351,979
Service Class 2	70,924	351,224
Investor Class	1,025,491	3,204,163
Total	$ 4,756,721	$ 20,674,753

VIP Real Estate Portfolio

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	989,616	2,250,474	$ 24,163,157	$ 50,672,505
Reinvestment of distributions	143,600	905,495	3,590,006	19,548,570
Shares redeemed	(3,872,720)	(1,956,218)	(88,157,626)	(40,657,830)
Net increase (decrease)	(2,739,504)	1,199,751	$ (60,404,463)	$ 29,563,245
Service Class
Reinvestment of distributions	2,819	18,859	$ 70,300	$ 405,213
Net increase (decrease)	2,819	18,859	$ 70,300	$ 405,213
Service Class 2
Shares sold	2,324	-	$ 58,537	$ -
Reinvestment of distributions	2,853	18,633	70,924	398,928
Shares redeemed	(117)	-	(2,729)	-
Net increase (decrease)	5,060	18,633	$ 126,732	$ 398,928
Investor Class
Shares sold	976,820	1,835,126	$ 23,360,985	$ 40,039,439
Reinvestment of distributions	41,102	173,210	1,025,491	3,803,220
Shares redeemed	(1,006,942)	(182,665)	(22,849,801)	(3,940,751)
Net increase (decrease)	10,980	1,825,671	$ 1,536,675	$ 39,901,908

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPRE-SANN-0807
1.787989.104

Fidelity® Variable Insurance Products:
Technology Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Technology Portfolio

VIP Technology Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,118.00	$ 4.41
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Investor Class
Actual	$ 1,000.00	$ 1,115.80	$ 5.09
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.84%
Investor Class	.97%

Semiannual Report

VIP Technology Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	5.9	5.1
Marvell Technology Group Ltd.	5.3	4.1
QUALCOMM, Inc.	4.5	5.4
Apple, Inc.	4.0	2.9
Intel Corp.	3.3	2.8
SanDisk Corp.	3.2	0.7
Advanced Micro Devices, Inc.	2.7	0.0
Cisco Systems, Inc.	2.4	2.5
Broadcom Corp. Class A	2.3	0.6
Juniper Networks, Inc.	2.3	1.8
	35.9
Top Industries (% of fund's net assets)
As of June 30, 2007
Semiconductors & Semiconductor Equipment	30.7%
Communications Equipment	24.2%
Computers & Peripherals	12.4%
Software	11.6%
Internet Software & Services	9.9%
All Others*	11.2%

As of December 31, 2006
Communications Equipment	34.4%
Semiconductors & Semiconductor Equipment	24.8%
Software	12.7%
Computers & Peripherals	10.1%
Internet Software & Services	9.0%
All Others*	9.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

VIP Technology Portfolio

VIP Technology Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Commercial & Professional Services - 0.1%
Equifax, Inc.	1,000	$ 44,420
Human Resource & Employment Services - 0.1%
Kenexa Corp. (a)	2,100	79,191
Taleo Corp. Class A (a)	400	9,012
		88,203
TOTAL COMMERCIAL SERVICES & SUPPLIES		132,623
COMMUNICATIONS EQUIPMENT - 24.0%
Communications Equipment - 24.0%
AAC Acoustic Technology Holdings, Inc. (a)	286,000	322,240
Adtran, Inc.	7,900	205,163
ADVA AG Optical Networking (a)	21,525	207,128
Alcatel-Lucent SA sponsored ADR	56,200	786,800
AudioCodes Ltd. (a)	43,550	244,751
Avocent Corp. (a)	18,100	525,081
Balda AG	15,400	221,137
Cisco Systems, Inc. (a)	56,400	1,570,740
Comtech Group, Inc. (a)	34,899	576,182
Comverse Technology, Inc. (a)	19,170	399,695
Corning, Inc. (a)	31,300	799,715
ECI Telecom Ltd. (a)	23,582	215,775
F5 Networks, Inc. (a)	8,213	661,968
Finisar Corp. (a)	88,129	333,128
Foxconn International Holdings Ltd. (a)	42,000	120,319
Gemtek Technology Corp.	55,000	141,952
Harris Stratex Networks, Inc. (a)	19,900	357,802
Infinera Corp.	200	4,984
Ixia (a)	16,900	156,494
JDS Uniphase Corp. (a)(d)	4,600	61,778
Juniper Networks, Inc. (a)	60,796	1,530,235
Mogem Co. Ltd.	31,554	356,919
Nokia Corp. sponsored ADR	11,700	328,887
Opnext, Inc.	17,609	233,143
Optium Corp.	6,048	76,507
Powerwave Technologies, Inc. (a)	69,600	466,320
QUALCOMM, Inc.	69,296	3,006,753
Research In Motion Ltd. (a)	7,630	1,525,924
Riverbed Technology, Inc. (d)	2,500	109,550
Sonus Networks, Inc. (a)	42,500	362,100
Starent Networks Corp.	100	1,470
		15,910,640
COMPUTERS & PERIPHERALS - 12.4%
Computer Hardware - 6.5%
Apple, Inc. (a)	21,745	2,653,760
Concurrent Computer Corp. (a)	143,236	256,392
High Tech Computer Corp.	5,000	89,646

	Shares	Value
Palm, Inc. (a)	19,900	$ 318,599
Sun Microsystems, Inc. (a)	186,100	978,886
		4,297,283
Computer Storage & Peripherals - 5.9%
Data Domain, Inc.	300	6,900
EMC Corp. (a)	37,200	673,320
Network Appliance, Inc. (a)	30,800	899,360
SanDisk Corp. (a)	43,000	2,104,420
STEC, Inc. (a)	29,900	192,257
		3,876,257
TOTAL COMPUTERS & PERIPHERALS		8,173,540
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.0%
Aruba Networks, Inc.	900	18,090
Integrated Telecommunication Services - 0.1%
NeuStar, Inc. Class A (a)	1,200	34,764
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		52,854
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
Evergreen Solar, Inc. (a)	30,803	286,468
Q-Cells AG	200	17,375
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	6,800	247,996
		551,839
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.8%
Electronic Equipment & Instruments - 2.4%
Chi Mei Optoelectronics Corp.	177,000	210,843
China Security & Surveillance Tech, Inc. (a)	28,500	431,775
Chunghwa Picture Tubes LTD. (a)	652,000	176,243
Cogent, Inc. (a)	8,200	120,458
Cognex Corp.	1,400	31,514
Motech Industries, Inc.	16,000	210,141
Motech Industries, Inc. GDR (a)(e)	6,996	94,446
Tektronix, Inc.	9,900	334,026
		1,609,446
Electronic Manufacturing Services - 1.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	56,540	490,451
KEMET Corp. (a)	28,832	203,266
Molex, Inc.	9,200	276,092
Trimble Navigation Ltd. (a)	2,200	70,840
TTM Technologies, Inc. (a)	4,500	58,500
		1,099,149
Technology Distributors - 0.7%
Brightpoint, Inc. (a)	18,100	249,599
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - continued
Mellanox Technologies Ltd.	100	$ 2,072
Wolfson Microelectronics PLC (a)	30,200	183,905
		435,576
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,144,171
HOUSEHOLD DURABLES - 0.5%
Consumer Electronics - 0.5%
Directed Electronics, Inc. (a)	8,772	77,544
Tele Atlas NV (a)	12,694	272,819
		350,363
Household Appliances - 0.0%
iRobot Corp. (a)	100	1,985
TOTAL HOUSEHOLD DURABLES		352,348
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR	100	2,419
INTERNET SOFTWARE & SERVICES - 9.9%
Internet Software & Services - 9.9%
Equinix, Inc. (a)	2,800	256,116
Google, Inc. Class A (sub. vtg.) (a)	7,450	3,899,181
Liquidity Services, Inc. (a)	6,600	123,948
LivePerson, Inc. (a)	38,900	208,115
Marchex, Inc. Class B	13,140	214,445
Omniture, Inc.	16,400	375,888
Openwave Systems, Inc.	32,533	203,657
RADVision Ltd. (a)	6,171	129,776
SAVVIS, Inc. (a)	6,200	306,962
Switch & Data Facilities Co., Inc.	300	5,757
TechTarget, Inc.	300	3,855
Visual Sciences, Inc. (a)(d)	31,105	481,194
Yahoo!, Inc. (a)	11,900	322,847
		6,531,741
IT SERVICES - 2.3%
Data Processing & Outsourced Services - 0.9%
ExlService Holdings, Inc.	5,100	95,574
The Western Union Co.	16,900	352,027
WNS Holdings Ltd. ADR	5,800	165,068
		612,669
IT Consulting & Other Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	6,300	473,067
Isilon Systems, Inc. (d)	4,354	67,139

	Shares	Value
RightNow Technologies, Inc. (a)	14,952	$ 245,362
Satyam Computer Services Ltd. sponsored ADR	4,600	113,896
		899,464
TOTAL IT SERVICES		1,512,133
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Hi-P International Ltd.	441,000	283,643
Shin Zu Shing Co. Ltd.	9,000	69,273
		352,916
MEDIA - 1.3%
Advertising - 1.3%
Focus Media Holding Ltd. ADR (a)(d)	17,300	873,650
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	178	876
TOTAL MEDIA		874,526
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc. (a)	25,400	113,792
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 30.7%
Semiconductor Equipment - 1.4%
ASML Holding NV (NY Shares) (a)	10,900	299,205
Eagle Test Systems, Inc. (a)	10,100	162,206
FormFactor, Inc. (a)	5,600	214,480
Global Unichip Corp.	10,000	104,612
ICOS Vision Systems NV (a)	900	42,975
PDF Solutions, Inc. (a)	1,700	20,111
Rudolph Technologies, Inc. (a)	4,180	69,430
		913,019
Semiconductors - 29.3%
Advanced Analog Technology, Inc.	38,000	366,768
Advanced Micro Devices, Inc. (a)(d)	123,364	1,764,105
Altera Corp.	11,400	252,282
AMIS Holdings, Inc. (a)	34,100	426,932
Applied Micro Circuits Corp. (a)	117,500	293,750
Atheros Communications, Inc. (a)	14,200	437,928
Atmel Corp. (a)	68,600	381,416
Broadcom Corp. Class A (a)	52,377	1,532,027
Cavium Networks, Inc.	900	20,358
Cypress Semiconductor Corp. (a)	25,000	582,250
Global Mixed-Mode Tech, Inc.	31,000	393,891
Hittite Microwave Corp. (a)	7,300	311,929
Ikanos Communications, Inc. (a)	34,114	259,608
Infineon Technologies AG sponsored ADR (a)	59,600	985,188
Integrated Device Technology, Inc. (a)	21,300	325,251
Intel Corp.	91,800	2,181,168
Lattice Semiconductor Corp. (a)	35,600	203,632
Marvell Technology Group Ltd. (a)	194,200	3,536,382
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Maxim Integrated Products, Inc.	23,500	$ 785,135
Micrel, Inc.	6,700	85,224
Micron Technology, Inc. (a)(d)	21,000	263,130
Microsemi Corp. (a)	3,500	83,825
Mindspeed Technologies, Inc. (a)	177,877	393,108
Monolithic Power Systems, Inc. (a)	11,400	198,930
MoSys, Inc. (a)	3,300	28,875
Omnivision Technologies, Inc. (a)	3,000	54,330
Pericom Semiconductor Corp. (a)	9,600	107,136
PixArt Imaging, Inc.	15,000	224,954
PLX Technology, Inc. (a)	4,600	51,336
PMC-Sierra, Inc. (a)	130,100	1,005,673
Richtek Technology Corp.	40,000	635,308
Semtech Corp. (a)	15,500	268,615
Silicon Laboratories, Inc. (a)	6,624	229,257
SiRF Technology Holdings, Inc. (a)	10,900	226,066
Supertex, Inc. (a)	5,000	156,700
Taiwan Semiconductor Manufacturing Co. Ltd.	414	897
Vimicro International Corp. sponsored ADR (a)	32,500	188,500
Volterra Semiconductor Corp. (a)	9,600	136,320
		19,378,184
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		20,291,203
SOFTWARE - 11.6%
Application Software - 6.6%
Adobe Systems, Inc. (a)	15,750	632,363
Ansys, Inc. (a)	11,800	312,700
Concur Technologies, Inc. (a)	4,500	102,825
Informatica Corp. (a)	16,155	238,609
NAVTEQ Corp. (a)	5,300	224,402
Opsware, Inc. (a)(d)	101,917	969,231
Salesforce.com, Inc. (a)	23,900	1,024,354
Smith Micro Software, Inc. (a)	35,400	533,124
Ulticom, Inc. (a)	35,093	308,818
		4,346,426
Home Entertainment Software - 1.5%
Gameloft (a)	32,800	268,125
Nintendo Co. Ltd.	1,800	660,240
THQ, Inc. (a)	3,600	109,872
		1,038,237
Systems Software - 3.5%
Moldflow Corp. (a)	9,600	211,008

	Shares	Value
Oracle Corp. (a)	17,000	$ 335,070
Red Hat, Inc. (a)	34,760	774,453
Sandvine Corp. (a)	99,000	548,322
Sandvine Corp. (U.K.) (a)	81,788	439,338
Sourcefire, Inc.	100	1,399
		2,309,590
TOTAL SOFTWARE		7,694,253
TOTAL COMMON STOCKS (Cost $52,994,153)		65,690,998
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $120,000)	$ 120,000	123,899
Money Market Funds - 6.4%
Shares
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c) (Cost $4,221,610)	4,221,610	4,221,610
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $57,335,763)	70,036,507
NET OTHER ASSETS - (5.9)%	(3,876,422)
NET ASSETS - 100%	$ 66,160,085
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,446 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,879
Fidelity Securities Lending Cash Central Fund	16,459
Total	$ 28,338
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.5%
Bermuda	5.3%
Taiwan	4.9%
Canada	3.8%
Germany	2.1%
France	1.6%
Cayman Islands	1.4%
China	1.3%
Japan	1.0%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Technology Portfolio

VIP Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,103,147) - See accompanying schedule: Unaffiliated issuers (cost $53,114,153)	$ 65,814,897
Fidelity Central Funds (cost $4,221,610)	4,221,610
Total Investments (cost $57,335,763)		$ 70,036,507
Foreign currency held at value (cost $30)		30
Receivable for investments sold		894,438
Receivable for fund shares sold		33,113
Dividends receivable		45,803
Interest receivable		49
Distributions receivable from Fidelity Central Funds		1,922
Prepaid expenses		170
Other receivables		1,473
Total assets		71,013,505

Liabilities
Payable to custodian bank	$ 475,362
Payable for investments purchased	64,930
Payable for fund shares redeemed	14,234
Accrued management fee	30,749
Other affiliated payables	7,336
Other payables and accrued expenses	39,199
Collateral on securities loaned, at value	4,221,610
Total liabilities		4,853,420

Net Assets		$ 66,160,085
Net Assets consist of:
Paid in capital		$ 49,189,326
Accumulated net investment loss		(230,880)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,500,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,700,772
Net Assets		$ 66,160,085

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($49,783,817 ÷ 4,663,329 shares)	$ 10.68

Investor Class: Net Asset Value, offering price and redemption price per share ($16,376,268 ÷ 1,539,854 shares)	$ 10.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Technology Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 67,642
Interest		208
Income from Fidelity Central Funds (including $16,459 from security lending)		28,338
Total income		96,188

Expenses
Management fee	$ 205,409
Transfer agent fees	37,036
Accounting and security lending fees	14,648
Custodian fees and expenses	19,381
Independent trustees' compensation	119
Audit	18,066
Legal	157
Miscellaneous	24,697
Total expenses before reductions	319,513
Expense reductions	(2,840)	316,673
Net investment income (loss)		(220,485)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,194,054
Foreign currency transactions	(2,034)
Total net realized gain (loss)		5,192,020
Change in net unrealized appreciation (depreciation) on: Investment securities	2,472,341
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		2,472,340
Net gain (loss)		7,664,360
Net increase (decrease) in net assets resulting from operations		$ 7,443,875

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (220,485)	$ (383,761)
Net realized gain (loss)	5,192,020	6,380,391
Change in net unrealized appreciation (depreciation)	2,472,340	(755,167)
Net increase (decrease) in net assets resulting from operations	7,443,875	5,241,463
Distributions to shareholders from net realized gain	(6,094,577)	(7,082,577)
Share transactions - net increase (decrease)	(15,836,352)	(2,276,220)
Redemption fees	18,860	45,151
Total increase (decrease) in net assets	(14,468,194)	(4,072,183)

Net Assets
Beginning of period	80,628,279	84,700,462
End of period (including accumulated net investment loss of $230,880 and undistributed net investment income of $0, respectively)	$ 66,160,085	$ 80,628,279

See accompanying notes which are an integral part of the financial statements.

VIP Technology Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.35	$ 9.37	$ 9.33	$ 5.86	$ 9.42
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	(.02)	.02 H	(.03)	(.04)
Net realized and unrealized gain (loss)	1.17	.88	1.04	.01	3.49	(3.54)
Total from investment operations	1.14	.84	1.02	.03	3.46	(3.58)
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	(.83)	(.83)	-	-	-	-
Total distributions	(.83)	(.83)	(.04)	-	-	-
Redemption fees added to paid in capital E	- J	.01	- J	.01	.01	.02
Net asset value, end of period	$ 10.68	$ 10.37	$ 10.35	$ 9.37	$ 9.33	$ 5.86
Total Return B, C, D	11.80%	8.19%	10.88%	.43%	59.22%	(37.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.80%	.79%	.75%	.83%	.99%
Expenses net of fee waivers, if any	.84% A	.80%	.79%	.75%	.83%	.99%
Expenses net of all reductions	.84% A	.77%	.62%	.68%	.75%	.86%
Net investment income (loss)	(.57)% A	(.43)%	(.24)%	.24%	(.34)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,784	$ 64,689	$ 78,892	$ 116,831	$ 167,274	$ 32,955
Portfolio turnover rate G	209% A	269%	249%	118%	129%	217%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.33	$ 9.71
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.14	.89	.64
Total from investment operations	1.11	.83	.62
Distributions from net realized gain	(.82)	(.83)	-
Redemption fees added to paid in capital E	- J	.01	- J
Net asset value, end of period	$ 10.63	$ 10.34	$ 10.33
Total Return B, C, D	11.58%	8.10%	6.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	.93%	.97% A
Expenses net of fee waivers, if any	.97% A	.93%	.97% A
Expenses net of all reductions	.96% A	.90%	.80% A
Net investment income (loss)	(.70)% A	(.56)%	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,376	$ 15,939	$ 5,809
Portfolio turnover rate G	209% A	269%	249%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

VIP Technology Portfolio

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,425,668
Unrealized depreciation	(2,307,893)
Net unrealized appreciation (depreciation)	$ 12,117,775
Cost for federal income tax purposes	$ 57,918,732

Trading (Redemption) Fees. Initial Class shares, and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,669,393 and $97,782,436, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 20,150
Investor Class	16,886
$ 37,036

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,847 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $99 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

VIP Technology Portfolio

8. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,821 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net realized gain
Initial Class	$ 4,693,279	$ 6,484,203
Investor Class	1,401,298	598,374
Total	$ 6,094,577	$ 7,082,577

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	346,240	2,223,212	$ 3,629,228	$ 22,500,191
Reinvestment of distributions	484,843	627,099	4,693,279	6,484,203
Shares redeemed	(2,405,639)	(4,236,430)	(24,272,231)	(41,717,781)
Net increase (decrease)	(1,574,556)	(1,386,119)	$ (15,949,724)	$ (12,733,387)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Investor Class
Shares sold	741,230	1,405,935	$ 7,659,306	$ 14,461,192
Reinvestment of distributions	145,212	57,982	1,401,298	598,374
Shares redeemed	(888,653)	(484,054)	(8,947,232)	(4,602,399)
Net increase (decrease)	(2,211)	979,863	$ 113,372	$ 10,457,167

VIP Technology Portfolio

Semiannual Report

VIP Technology Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0807
1.817388.102

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Telecommunications Portfolio

VIP Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 24, 2007 to June 30, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value June 30, 2007	Expenses Paid During Period*
Initial Class
Actual	$ 1,000.00	$ 1,090.00	$ 1.95 B
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01C
Investor Class
Actual	$ 1,000.00	$ 1,089.00	$ 2.24 B
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 68/365 (to reflect the period April 24, 2007 to June 30, 2007).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Investor Class	1.15%

Semiannual Report

VIP Telecommunications Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2007
% of fund's net assets
AT&T, Inc.	24.7
Qwest Communications International, Inc.	9.9
Verizon Communications, Inc.	7.6
Level 3 Communications, Inc.	4.8
SBA Communications Corp. Class A	4.0
Sprint Nextel Corp.	4.0
Crown Castle International Corp.	4.0
Synchronoss Technologies, Inc.	3.7
American Tower Corp. Class A	3.5
SAVVIS, Inc.	3.0
69.2
Top Industries (% of fund's net assets)
As of June 30, 2007
Diversified Telecommunication Services	59.7%
Wireless Telecommunication Services	25.9%
Internet Software & Services	4.9%
Software	4.9%
Media	1.5%
All Others*	3.1%

* Includes short-term investments and net other assets.

VIP Telecommunications Portfolio

VIP Telecommunications Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Juniper Networks, Inc. (a)	1,200	$ 30,204
Sonus Networks, Inc. (a)	700	5,964
		36,168
DIVERSIFIED TELECOMMUNICATION SERVICES - 59.7%
Alternative Carriers - 10.3%
Cogent Communications Group, Inc. (a)	4,300	128,441
Global Crossing Ltd. (a)	3,000	56,640
Iliad Group SA	900	91,355
Level 3 Communications, Inc. (a)	84,700	495,495
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	14,500	291,450
		1,063,381
Integrated Telecommunication Services - 49.4%
AT&T, Inc.	61,300	2,543,950
BT Group PLC	10,000	66,580
Cbeyond, Inc. (a)	1,286	49,524
Cincinnati Bell, Inc.	2,600	15,028
FairPoint Communications, Inc.	2,800	49,700
NeuStar, Inc. Class A (a)	1,600	46,352
NTELOS Holding Corp.	9,300	257,052
Qwest Communications International, Inc. (a)	105,500	1,023,350
Telefonica SA	1,400	31,155
Telefonica SA sponsored ADR	1,600	106,816
Telenor ASA	1,400	27,479
Telenor ASA sponsored ADR	1,000	59,000
Verizon Communications, Inc.	19,100	786,347
Windstream Corp.	1,600	23,616
		5,085,949
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		6,149,330
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	100	3,220
INTERNET SOFTWARE & SERVICES - 4.9%
Internet Software & Services - 4.9%
Google, Inc. Class A (sub. vtg.) (a)	370	193,651
SAVVIS, Inc. (a)	6,300	311,913
		505,564
MEDIA - 1.5%
Broadcasting & Cable TV - 1.5%
Comcast Corp. Class A	1,900	53,428
Liberty Global, Inc. Class A (a)	600	24,624
Time Warner Cable, Inc. (a)	1,500	58,755
Virgin Media, Inc.	500	12,185
		148,992

	Shares	Value
SOFTWARE - 4.9%
Application Software - 4.9%
Smith Micro Software, Inc. (a)	8,100	$ 121,986
Synchronoss Technologies, Inc.	13,039	382,564
		504,550
WIRELESS TELECOMMUNICATION SERVICES - 25.9%
Wireless Telecommunication Services - 25.9%
ALLTEL Corp.	1,000	67,550
America Movil SAB de CV Series L sponsored ADR	2,500	154,825
American Tower Corp. Class A (a)	8,600	361,200
Centennial Communications Corp. Class A (a)	2,000	18,980
Clearwire Corp.	400	9,772
Crown Castle International Corp. (a)	11,300	409,851
Dobson Communications Corp. Class A (a)	25,600	284,416
InPhonic, Inc. (a)	1,000	4,660
Leap Wireless International, Inc. (a)	1,800	152,100
MetroPCS Communications, Inc.	1,557	51,443
Orascom Telecom Holding SAE unit	600	38,940
Rural Cellular Corp. Class A (a)	1,100	48,191
SBA Communications Corp. Class A (a)	12,300	413,157
Sprint Nextel Corp.	19,800	410,058
Vodafone Group PLC sponsored ADR	7,100	238,773
		2,663,916
TOTAL COMMON STOCKS (Cost $9,493,494)		10,011,740
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 5.32% (b) (Cost $246,974)	246,974	246,974
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $9,740,468)	10,258,714
NET OTHER ASSETS - 0.3%	33,812
NET ASSETS - 100%	$ 10,292,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,592

See accompanying notes which are an integral part of the financial statements.

VIP Telecommunications Portfolio

VIP Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,493,494)	$ 10,011,740
Fidelity Central Funds (cost $246,974)	246,974
Total Investments (cost $9,740,468)		$ 10,258,714
Receivable for fund shares sold		48,495
Dividends receivable		6,711
Distributions receivable from Fidelity Central Funds		3,025
Receivable from investment adviser for expense reductions		3,075
Total assets		10,320,020

Liabilities
Payable for investments purchased	$ 12,413
Payable for fund shares redeemed	19
Accrued management fee	4,164
Other affiliated payables	1,201
Other payables and accrued expenses	9,697
Total liabilities		27,494

Net Assets		$ 10,292,526
Net Assets consist of:
Paid in capital		$ 9,769,235
Undistributed net investment income		1,523
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,522
Net unrealized appreciation (depreciation) on investments		518,246
Net Assets		$ 10,292,526

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,407,678 ÷ 496,228 shares)	$ 10.90

Investor Class: Net Asset Value, offering price and redemption price per share ($4,884,848 ÷ 448,424 shares)	$ 10.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

	For the period April 24, 2007 (commencement of operations) to June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 9,339
Interest		1,746
Income from Fidelity Central Funds		4,592
Total income		15,677

Expenses
Management fee	$ 7,351
Transfer agent fees	2,002
Accounting fees and expenses	512
Custodian fees and expenses	1,460
Independent trustees' compensation	2
Audit	8,916
Miscellaneous	2,067
Total expenses before reductions	22,310
Expense reductions	(8,156)	14,154
Net investment income (loss)		1,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,494
Foreign currency transactions	28
Total net realized gain (loss)		3,522
Change in net unrealized appreciation (depreciation) on investment securities		518,246
Net gain (loss)		521,768
Net increase (decrease) in net assets resulting from operations		$ 523,291

Statement of Changes in Net Assets

For the period April 24, 2007 (commencement of operations) to June 30, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,523
Net realized gain (loss)	3,522
Change in net unrealized appreciation (depreciation)	518,246
Net increase (decrease) in net assets resulting from operations	523,291
Share transactions - net increase (decrease)	9,769,230
Redemption fees	5
Total increase (decrease) in net assets	10,292,526

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,523)	$ 10,292,526

See accompanying notes which are an integral part of the financial statements.

VIP Telecommunications Portfolio

Financial Highlights - Initial Class

Period ended June 30, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.90
Total from investment operations	.90
Redemption fees added to paid in capital E	- J
Net asset value, end of period	$ 10.90
Total Return B, C, D	9.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,408
Portfolio turnover rate G	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2007 (commencement of operations) to June 30, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Period ended June 30, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.89
Total from investment operations	.89
Redemption fees added to paid in capital E	- J
Net asset value, end of period	$ 10.89
Total Return B, C, D	8.90%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.78% A
Expenses net of fee waivers, if any	1.15% A
Expenses net of all reductions	1.15% A
Net investment income (loss)	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,885
Portfolio turnover rateG	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2007 (commencement of operations) to June 30, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Telecommunications Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Telecommunications Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 599,764
Unrealized depreciation	(85,675)
Net unrealized appreciation (depreciation)	$ 514,089
Cost for federal income tax purposes	$ 9,744,625

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,955,524 and $465,525, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$536
Investor Class	1,466
$ 2,002

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $733 for the period.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 4,001
Investor Class	1.15	4,153
		$ 8,154

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

VIP Telecommunications Portfolio

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2007 A	Period ended June 30, 2007 A
Initial Class
Shares sold	496,245	$ 5,141,090
Shares redeemed	(17)	(178)
Net increase (decrease)	496,228	$ 5,140,912
Investor Class
Shares sold	450,509	$ 4,650,380
Shares redeemed	(2,085)	(22,062)
Net increase (decrease)	448,424	$ 4,628,318

A For the period April 24, 2007 (commencement of operations) to June 30, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Telecommunications Portfolio

On March 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. VIP Telecommunications Portfolio is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a Morgan Stanley Capital International (MSCI) index that reflects the market sector in which the fund invests and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

VIP Telecommunications Portfolio

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VTELP-SANN-0807
1.851007.100

Fidelity® Variable Insurance Products:

Utilities Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Utilities Portfolio

VIP Utilities Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,114.80	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.56
Investor Class
Actual	$ 1,000.00	$ 1,114.20	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.71%
Investor Class	.83%

Semiannual Report

VIP Utilities Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	8.3	4.5
Constellation Energy Group, Inc.	5.9	5.7
AES Corp.	5.4	4.2
TXU Corp.	5.3	4.3
Dominion Resources, Inc.	5.0	0.0
PPL Corp.	4.6	3.5
Entergy Corp.	4.4	6.0
American Electric Power Co., Inc.	4.1	3.7
Public Service Enterprise Group, Inc.	4.0	4.5
FPL Group, Inc.	3.8	5.2
	50.8
Top Industries (% of fund's net assets)
As of June 30, 2007
Electric Utilities	45.7%
Multi-utilities	25.1%
Independent Power Producers & Energy Traders	22.0%
Gas Utilities	5.3%
Oil, Gas & Consumable Fuels	1.3%
All Others*	0.6%

As of December 31, 2006
Electric Utilities	41.0%
Multi-utilities	30.7%
Independent Power Producers & Energy Traders	16.3%
Gas Utilities	5.3%
Oil, Gas & Consumable Fuels	0.8%
All Others*	5.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

VIP Utilities Portfolio

VIP Utilities Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
ELECTRIC UTILITIES - 45.7%
Electric Utilities - 45.7%
Allegheny Energy, Inc. (a)	45,800	$ 2,369,692
American Electric Power Co., Inc.	156,300	7,039,752
Cleco Corp.	23,800	583,100
DPL, Inc.	77,500	2,196,350
Duke Energy Corp. (d)	318,100	5,821,230
Edison International	42,700	2,396,324
Entergy Corp.	71,500	7,675,525
Exelon Corp.	198,500	14,411,100
FirstEnergy Corp.	97,820	6,331,889
FPL Group, Inc.	116,400	6,604,536
Great Plains Energy, Inc.	35,500	1,033,760
ITC Holdings Corp.	24,500	995,435
Northeast Utilities	85,100	2,413,436
Pepco Holdings, Inc.	50,300	1,418,460
Pinnacle West Capital Corp.	23,700	944,445
PPL Corp.	169,300	7,921,547
Progress Energy, Inc.	61,100	2,785,549
Reliant Energy, Inc. (a)	146,200	3,940,090
Sierra Pacific Resources (a)	113,000	1,984,280
		78,866,500
GAS UTILITIES - 5.3%
Gas Utilities - 5.3%
Energen Corp.	17,400	955,956
Equitable Resources, Inc.	36,600	1,813,896
National Fuel Gas Co.	18,700	809,897
ONEOK, Inc.	30,100	1,517,341
Questar Corp.	47,200	2,494,520
Southern Union Co.	50,000	1,629,500
		9,221,110
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 22.0%
Independent Power Producers & Energy Traders - 22.0%
AES Corp. (a)	425,350	9,306,658
Constellation Energy Group, Inc.	117,900	10,277,343
Dynegy, Inc. Class A (a)	102,100	963,824
International Power PLC	67,100	578,723
Mirant Corp. (a)	70,000	2,985,500
NRG Energy, Inc. (a)	115,200	4,788,864
TXU Corp.	136,080	9,158,184
		38,059,096
MULTI-UTILITIES - 25.1%
Multi-Utilities - 25.1%
Alliant Energy Corp.	27,500	1,068,375
Ameren Corp.	66,600	3,264,066
CenterPoint Energy, Inc.	81,200	1,412,880
CMS Energy Corp.	170,710	2,936,212

	Shares	Value
Dominion Resources, Inc.	101,200	$ 8,734,572
DTE Energy Co. (d)	48,800	2,353,136
Integrys Energy Group, Inc.	18,700	948,651
MDU Resources Group, Inc.	38,200	1,071,128
NiSource, Inc.	113,700	2,354,727
PG&E Corp. (d)	54,500	2,468,850
Public Service Enterprise Group, Inc.	78,300	6,873,174
SCANA Corp.	26,200	1,003,198
Sempra Energy	93,800	5,555,774
Vectren Corp.	23,100	622,083
Wisconsin Energy Corp.	61,400	2,715,722
		43,382,548
OIL, GAS & CONSUMABLE FUELS - 1.3%
Oil & Gas Storage & Transport - 1.3%
Spectra Energy Corp.	86,100	2,235,156
WATER UTILITIES - 0.7%
Water Utilities - 0.7%
Aqua America, Inc.	38,200	859,118
California Water Service Group	6,700	251,183
		1,110,301
TOTAL COMMON STOCKS (Cost $157,257,170)		172,874,711
Money Market Funds - 2.3%

Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c) (Cost $3,989,250)	3,989,250	3,989,250
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $161,246,420)	176,863,961
NET OTHER ASSETS - (2.4)%	(4,113,159)
NET ASSETS - 100%	$ 172,750,802
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,675
Fidelity Securities Lending Cash Central Fund	12,166
Total	$ 221,841

See accompanying notes which are an integral part of the financial statements.

VIP Utilities Portfolio

VIP Utilities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,903,300) - See accompanying schedule: Unaffiliated issuers (cost $157,257,170)	$ 172,874,711
Fidelity Central Funds (cost $3,989,250)	3,989,250
Total Investments (cost $161,246,420)		$ 176,863,961
Receivable for investments sold		861,565
Dividends receivable		276,204
Distributions receivable from Fidelity Central Funds		9,028
Prepaid expenses		82
Total assets		178,010,840

Liabilities
Payable to custodian bank	$ 878,018
Payable for fund shares redeemed	265,143
Accrued management fee	83,310
Other affiliated payables	20,471
Other payables and accrued expenses	23,846
Collateral on securities loaned, at value	3,989,250
Total liabilities		5,260,038

Net Assets		$ 172,750,802
Net Assets consist of:
Paid in capital		$ 155,061,831
Undistributed net investment income		1,345,130
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		726,300
Net unrealized appreciation (depreciation) on investments		15,617,541
Net Assets		$ 172,750,802

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($123,429,330 ÷ 9,821,372 shares)	$ 12.57

Investor Class: Net Asset Value, offering price and redemption price per share ($49,321,472 ÷ 3,937,545 shares)	$ 12.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Utilities Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 1,626,478
Interest		19
Income from Fidelity Central Funds		221,841
Total income		1,848,338

Expenses
Management fee	$ 377,770
Transfer agent fees	67,180
Accounting and security lending fees	26,656
Custodian fees and expenses	2,225
Independent trustees' compensation	182
Audit	18,172
Legal	148
Miscellaneous	11,350
Total expenses before reductions	503,683
Expense reductions	(475)	503,208
Net investment income (loss)		1,345,130
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	894,311
Foreign currency transactions	(52)
Total net realized gain (loss)		894,259
Change in net unrealized appreciation (depreciation) on: Investment securities	6,543,532
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		6,543,535
Net gain (loss)		7,437,794
Net increase (decrease) in net assets resulting from operations		$ 8,782,924

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,345,130	$ 1,077,629
Net realized gain (loss)	894,259	7,784,777
Change in net unrealized appreciation (depreciation)	6,543,535	4,939,241
Net increase (decrease) in net assets resulting from operations	8,782,924	13,801,647
Distributions to shareholders from net investment income	-	(1,059,729)
Distributions to shareholders from net realized gain	(124,835)	(8,079,817)
Total distributions	(124,835)	(9,139,546)
Share transactions - net increase (decrease)	68,031,647	53,765,431
Redemption fees	18,642	20,707
Total increase (decrease) in net assets	76,708,378	58,448,239

Net Assets
Beginning of period	96,042,424	37,594,185
End of period (including undistributed net investment income of $1,345,130 and undistributed net investment income of $0, respectively)	$ 172,750,802	$ 96,042,424

See accompanying notes which are an integral part of the financial statements.

VIP Utilities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 9.53	$ 9.14	$ 7.42	$ 5.95	$ 8.60
Income from Investment Operations
Net investment income (loss) E	.12	.24	.17	.17 H	.08	.09
Net realized and unrealized gain (loss)	1.18	2.76	.71	1.65	1.45	(2.67)
Total from investment operations	1.30	3.00	.88	1.82	1.53	(2.58)
Distributions from net investment income	-	(.14)	(.19)	(.11)	(.08)	(.08)
Distributions from net realized gain	(.02)	(1.10)	(.30)	-	-	-
Total distributions	(.02)	(1.24) L	(.49) K	(.11)	(.08)	(.08)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.02	.01
Net asset value, end of period	$ 12.57	$ 11.29	$ 9.53	$ 9.14	$ 7.42	$ 5.95
Total Return B, C, D	11.48%	31.79%	9.54%	24.61%	26.17%	(29.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.81%	.83%	1.04%	1.71%	1.82%
Expenses net of fee waivers, if any	.71% A	.81%	.83%	1.04%	1.50%	1.50%
Expenses net of all reductions	.71% A	.80%	.80%	1.00%	1.46%	1.39%
Net investment income (loss)	2.01% A	2.20%	1.81%	2.03%	1.19%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,429	$ 77,153	$ 36,444	$ 38,182	$ 11,700	$ 8,270
Portfolio turnover rate G	15% A	139%	100%	84%	123%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.295 per share. L Total distributions of $1.24 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.105 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 9.52	$ 9.72
Income from Investment Operations
Net investment income (loss) E	.12	.23	.05
Net realized and unrealized gain (loss)	1.17	2.75	.24
Total from investment operations	1.29	2.98	.29
Distributions from net investment income	-	(.13)	(.20)
Distributions from net realized gain	(.02)	(1.10)	(.30)
Total distributions	(.02)	(1.24) L	(.49) K
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 12.53	$ 11.26	$ 9.52
Total Return B, C, D	11.42%	31.56%	2.94%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.96%	1.16% A
Expenses net of fee waivers, if any	.83% A	.96%	1.16% A
Expenses net of all reductions	.83% A	.96%	1.12% A
Net investment income (loss)	1.90% A	2.04%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,321	$ 18,889	$ 1,150
Portfolio turnover rate G	15% A	139%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.295 per share. L Total distributions of $1.24 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $1.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Utilities Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,882,951
Unrealized depreciation	(4,404,003)
Net unrealized appreciation (depreciation)	$ 15,478,948
Cost for federal income tax purposes	$ 161,385,013

Trading (Redemption) Fees. Initial Class shares, and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $84,811,805 and $9,741,876, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 35,005
Investor Class	32,175
$ 67,180

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $150 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $111 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,166.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $219 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $237.

VIP Utilities Portfolio

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 881,642
Investor Class	-	178,087
Total	$ -	$ 1,059,729
From net realized gain
Initial Class	$ 98,462	$ 6,721,805
Investor Class	26,373	1,358,012
Total	$ 124,835	$ 8,079,817

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	4,272,217	4,066,520	$ 54,865,819	$ 46,447,146
Reinvestment of distributions	8,401	678,442	98,462	7,603,447
Shares redeemed	(1,294,177)	(1,733,462)	(15,722,957)	(18,008,301)
Net increase (decrease)	2,986,441	3,011,500	$ 39,241,324	$ 36,042,292
Investor Class
Shares sold	2,747,499	1,466,057	$ 34,809,617	$ 16,671,927
Reinvestment of distributions	2,256	136,851	26,373	1,536,099
Shares redeemed	(490,146)	(45,800)	(6,045,667)	(484,887)
Net increase (decrease)	2,259,609	1,557,108	$ 28,790,323	$ 17,723,139

Semiannual Report

VIP Utilities Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTELIC-SANN-0807
1.817394.102

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Value Leaders Portfolio

VIP Value Leaders Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,093.40	$ 4.26
Hypothetical A	$ 1,000.00	$ 1,020.73	$ 4.11
Service Class
Actual	$ 1,000.00	$ 1,092.90	$ 4.72
Hypothetical A	$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2
Actual	$ 1,000.00	$ 1,091.80	$ 5.65
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.46
Investor Class
Actual	$ 1,000.00	$ 1,092.80	$ 4.83
Hypothetical A	$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.82%
Service Class	.91%
Service Class 2	1.09%
Investor Class	.93%

Semiannual Report

VIP Value Leaders Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	4.8	3.5
Bank of America Corp.	4.1	3.1
Citigroup, Inc.	3.7	0.0
American International Group, Inc.	3.5	3.4
ConocoPhillips	3.0	1.9
General Electric Co.	2.8	3.7
JPMorgan Chase & Co.	2.4	2.5
Exxon Mobil Corp.	2.3	2.9
Procter & Gamble Co.	1.9	0.0
Merck & Co., Inc.	1.4	1.7
	29.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.4	31.1
Energy	16.2	14.6
Industrials	9.9	10.4
Consumer Discretionary	8.6	7.6
Consumer Staples	7.1	7.2
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 99.1%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	14.2%	** Foreign investments	14.7%

VIP Value Leaders Portfolio

VIP Value Leaders Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.6%
General Motors Corp.	7,500	$ 283,500
Renault SA	1,800	290,410
		573,910
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	4,600	268,778
H&R Block, Inc.	9,500	222,015
		490,793
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	6,440	326,894
Household Durables - 2.2%
Bassett Furniture Industries, Inc.	5,761	78,638
Beazer Homes USA, Inc.	6,766	166,917
D.R. Horton, Inc.	11,900	237,167
KB Home	20,800	818,896
M.D.C. Holdings, Inc. (d)	6,800	328,848
Standard Pacific Corp.	10,000	175,300
Whirlpool Corp.	2,000	222,400
		2,028,166
Leisure Equipment & Products - 0.5%
Brunswick Corp.	6,200	202,306
Eastman Kodak Co.	9,720	270,508
		472,814
Media - 1.9%
Comcast Corp. Class A (special) (non-vtg.)	8,600	240,456
E.W. Scripps Co. Class A	4,800	219,312
Getty Images, Inc. (a)	4,400	210,364
Live Nation, Inc. (a)	2,729	61,075
Regal Entertainment Group Class A	10,200	223,686
Time Warner, Inc.	40,100	843,704
		1,798,597
Multiline Retail - 0.8%
Macy's, Inc.	4,400	175,032
Retail Ventures, Inc. (a)	9,000	145,170
Sears Holdings Corp. (a)	2,400	406,800
Tuesday Morning Corp.	5,300	65,508
		792,510
Specialty Retail - 1.4%
Christopher & Banks Corp.	10,000	171,500
Home Depot, Inc.	6,750	265,613
PETsMART, Inc.	5,300	171,985
Staples, Inc.	8,900	211,197
TJX Companies, Inc.	6,700	184,250
Williams-Sonoma, Inc.	8,100	255,798
		1,260,343

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	6,700	$ 249,910
TOTAL CONSUMER DISCRETIONARY		7,993,937
CONSUMER STAPLES - 7.1%
Beverages - 0.2%
Diageo PLC sponsored ADR	2,300	191,613
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	9,400	452,234
Winn-Dixie Stores, Inc. (a)	9,100	266,630
		718,864
Food Products - 2.1%
Cermaq ASA	12,400	216,577
Chiquita Brands International, Inc. (d)	13,000	246,480
Marine Harvest ASA (a)(d)	290,000	315,709
Nestle SA (Reg.)	2,159	826,033
Ralcorp Holdings, Inc. (a)	3,100	165,695
Tyson Foods, Inc. Class A	10,700	246,528
		2,017,022
Household Products - 2.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	16,500	193,545
Procter & Gamble Co.	28,700	1,756,153
		1,949,698
Tobacco - 1.9%
Altria Group, Inc.	11,200	785,568
British American Tobacco PLC sponsored ADR	14,500	1,002,530
		1,788,098
TOTAL CONSUMER STAPLES		6,665,295
ENERGY - 16.2%
Energy Equipment & Services - 4.4%
GlobalSantaFe Corp.	13,000	939,250
Hanover Compressor Co. (a)	6,700	159,795
Nabors Industries Ltd. (a)	9,900	330,462
National Oilwell Varco, Inc. (a)	10,763	1,121,935
Smith International, Inc.	18,800	1,102,432
Transocean, Inc. (a)	4,900	519,302
		4,173,176
Oil, Gas & Consumable Fuels - 11.8%
Chesapeake Energy Corp.	7,600	262,960
ConocoPhillips	35,380	2,777,330
CONSOL Energy, Inc.	9,100	419,601
EnCana Corp.	4,400	270,629
EOG Resources, Inc.	10,600	774,436
EXCO Resources, Inc. (a)	11,000	191,840
Exxon Mobil Corp.	25,500	2,138,940
Massey Energy Co.	6,200	165,230
Occidental Petroleum Corp.	16,400	949,232
Quicksilver Resources, Inc. (a)	10,400	463,632
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	4,100	$ 369,337
Ultra Petroleum Corp. (a)	15,900	878,316
Uranium One, Inc.	11,300	143,948
Valero Energy Corp.	16,200	1,196,532
		11,001,963
TOTAL ENERGY		15,175,139
FINANCIALS - 31.4%
Capital Markets - 4.5%
Ares Capital Corp.	9,700	163,445
Bear Stearns Companies, Inc.	1,900	266,000
Charles Schwab Corp.	8,068	165,555
Credit Suisse Group sponsored ADR	3,100	219,976
Investors Financial Services Corp.	10,700	659,869
Julius Baer Holding AG (Bearer)	3,632	261,340
KKR Private Equity Investors, LP	14,638	329,355
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,700	38,250
Merrill Lynch & Co., Inc.	11,400	952,812
Morgan Stanley	10,500	880,740
Nomura Holdings, Inc.	6,800	132,056
State Street Corp.	2,700	184,680
		4,254,078
Commercial Banks - 3.4%
Associated Banc-Corp.	6,658	217,717
Banco Bilbao Vizcaya Argentaria SA	10,000	243,800
Commerce Bancorp, Inc.	10,100	373,599
HSBC Holdings PLC sponsored ADR (d)	4,300	394,611
Mizuho Financial Group, Inc.	22	152,371
Siam City Bank PCL NVDR	312,900	171,241
U.S. Bancorp, Delaware	13,300	438,235
Unicredito Italiano SpA	23,800	213,526
Wachovia Corp.	18,501	948,176
		3,153,276
Diversified Financial Services - 10.2%
Bank of America Corp.	79,208	3,872,479
Citigroup, Inc.	66,800	3,426,172
JPMorgan Chase & Co.	46,396	2,247,886
		9,546,537
Insurance - 8.5%
ACE Ltd.	14,120	882,782
AFLAC, Inc.	5,000	257,000
American International Group, Inc.	47,060	3,295,612
Everest Re Group Ltd.	3,800	412,832
Hartford Financial Services Group, Inc.	9,400	925,994
IPC Holdings Ltd.	19,338	624,424
Max Capital Group Ltd.	15,649	442,867
Montpelier Re Holdings Ltd.	17,100	317,034

	Shares	Value
Platinum Underwriters Holdings Ltd.	15,700	$ 545,575
The Chubb Corp.	4,200	227,388
		7,931,508
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	2,800	271,096
Annaly Capital Management, Inc.	16,800	242,256
Developers Diversified Realty Corp.	3,200	168,672
Duke Realty LP	3,800	135,546
General Growth Properties, Inc.	3,770	199,622
Home Properties, Inc.	3,700	192,141
		1,209,333
Thrifts & Mortgage Finance - 3.5%
BankUnited Financial Corp. Class A	11,553	231,869
Countrywide Financial Corp.	15,600	567,060
Fannie Mae	16,610	1,085,131
FirstFed Financial Corp., Delaware (a)	3,300	187,209
Hudson City Bancorp, Inc.	13,800	168,636
New York Community Bancorp, Inc.	14,600	248,492
People's United Financial, Inc.	9,100	161,343
Radian Group, Inc.	6,900	372,600
Washington Federal, Inc.	11,300	274,703
		3,297,043
TOTAL FINANCIALS		29,391,775
HEALTH CARE - 5.7%
Biotechnology - 1.4%
Amgen, Inc. (a)	16,600	917,814
Biogen Idec, Inc. (a)	3,200	171,200
Cephalon, Inc. (a)	2,669	214,561
		1,303,575
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	3,800	283,100
Varian Medical Systems, Inc. (a)	4,800	204,048
		487,148
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	6,800	309,876
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	3,900	201,708
Pharmaceuticals - 3.2%
Endo Pharmaceuticals Holdings, Inc. (a)	6,700	229,341
Johnson & Johnson	14,100	868,842
Merck & Co., Inc.	27,100	1,349,580
MGI Pharma, Inc. (a)	10,400	232,648
Wyeth	5,560	318,810
		2,999,221
TOTAL HEALTH CARE		5,301,528
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	10,100	790,022
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	12,700	$ 714,756
Raytheon Co.	1,900	102,391
United Technologies Corp.	11,100	787,323
		2,394,492
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	4,900	357,700
Airlines - 0.2%
AirTran Holdings, Inc. (a)	16,300	177,996
Building Products - 0.2%
Masco Corp.	5,700	162,279
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc. (a)	13,600	183,056
Cintas Corp.	4,800	189,264
Robert Half International, Inc.	5,900	215,350
The Brink's Co.	4,100	253,749
		841,419
Construction & Engineering - 0.3%
Fluor Corp.	2,600	289,562
Electrical Equipment - 0.2%
SolarWorld AG	4,600	212,917
Industrial Conglomerates - 4.1%
General Electric Co.	68,340	2,616,055
Siemens AG sponsored ADR	1,600	228,896
Tyco International Ltd.	29,130	984,303
		3,829,254
Machinery - 0.8%
Bucyrus International, Inc. Class A	3,800	268,964
Dover Corp.	4,600	235,290
Oshkosh Truck Co.	4,200	264,264
		768,518
Road & Rail - 0.2%
Ryder System, Inc.	3,800	204,440
TOTAL INDUSTRIALS		9,238,577
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.0%
Comverse Technology, Inc. (a)	8,800	183,480
Harris Corp.	5,300	289,115
Motorola, Inc.	24,200	428,340
		900,935
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	22,500	1,003,950
International Business Machines Corp.	5,600	589,400
NCR Corp. (a)	5,300	278,462
Seagate Technology	10,000	217,700
Sun Microsystems, Inc. (a)	72,200	379,772
		2,469,284

	Shares	Value
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	7,000	$ 269,080
Amphenol Corp. Class A	2,200	78,430
Flextronics International Ltd. (a)	18,700	201,960
Motech Industries, Inc.	16,000	210,140
		759,610
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	6,700	212,591
IT Services - 0.6%
Infosys Technologies Ltd. sponsored ADR	1,500	75,570
The Western Union Co.	11,500	239,545
Unisys Corp. (a)	27,602	252,282
		567,397
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)	14,500	207,350
Analog Devices, Inc.	4,600	173,144
Applied Materials, Inc.	9,400	186,778
Intel Corp.	14,900	354,024
ON Semiconductor Corp. (a)	4,100	43,952
Volterra Semiconductor Corp. (a)	8,100	115,020
		1,080,268
TOTAL INFORMATION TECHNOLOGY		5,990,085
MATERIALS - 2.5%
Chemicals - 1.0%
Agrium, Inc.	8,200	359,407
Chemtura Corp.	12,300	136,653
Dyno Nobel Ltd.	79,800	161,723
Ecolab, Inc.	5,500	234,850
		892,633
Metals & Mining - 1.5%
Arcelor Mittal	4,800	299,520
Carpenter Technology Corp.	1,800	234,558
Freeport-McMoRan Copper & Gold, Inc. Class B	5,000	414,100
Meridian Gold, Inc. (a)	9,500	262,010
Reliance Steel & Aluminum Co.	3,700	208,162
		1,418,350
TOTAL MATERIALS		2,310,983
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	109,040	4,525,161
Cincinnati Bell, Inc.	40,100	231,778
Verizon Communications, Inc.	26,300	1,082,771
		5,839,710
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	4,550	$ 191,100
Sprint Nextel Corp.	10,500	217,455
		408,555
TOTAL TELECOMMUNICATION SERVICES		6,248,265
UTILITIES - 4.6%
Electric Utilities - 1.9%
E.ON AG sponsored ADR	4,200	233,688
Entergy Corp.	6,300	676,305
PPL Corp.	10,600	495,974
Reliant Energy, Inc. (a)	13,900	374,605
		1,780,572
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	13,500	295,380
Constellation Energy Group, Inc.	9,200	801,964
NRG Energy, Inc. (a)	7,500	311,775
		1,409,119
Multi-Utilities - 1.2%
CMS Energy Corp.	8,200	141,040
Public Service Enterprise Group, Inc.	8,100	711,018
Sempra Energy	4,900	290,227
		1,142,285
TOTAL UTILITIES		4,331,976
TOTAL COMMON STOCKS (Cost $81,692,244)		92,647,560
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	586,451	$ 586,451
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	966,885	966,885
TOTAL MONEY MARKET FUNDS (Cost $1,553,336)		1,553,336
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $83,245,580)	94,200,896
NET OTHER ASSETS - (0.7)%	(680,022)
NET ASSETS - 100%	$ 93,520,874
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,250 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,238
Fidelity Securities Lending Cash Central Fund	1,399
Total	$ 16,637
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.8%
Bermuda	2.5%
Canada	2.5%
Cayman Islands	2.2%
United Kingdom	2.1%
Switzerland	1.4%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Value Leaders Portfolio

VIP Value Leaders Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $941,222) - See accompanying schedule: Unaffiliated issuers (cost $81,692,244)	$ 92,647,560
Fidelity Central Funds (cost $1,553,336)	1,553,336
Total Investments (cost $83,245,580)		$ 94,200,896
Cash		539
Receivable for investments sold		533,767
Receivable for fund shares sold		389,427
Dividends receivable		103,429
Distributions receivable from Fidelity Central Funds		2,287
Prepaid expenses		141
Other receivables		690
Total assets		95,231,176

Liabilities
Payable for investments purchased	$ 592,844
Payable for fund shares redeemed	56,419
Accrued management fee	43,387
Distribution fees payable	1,394
Other affiliated payables	12,222
Other payables and accrued expenses	37,151
Collateral on securities loaned, at value	966,885
Total liabilities		1,710,302

Net Assets		$ 93,520,874
Net Assets consist of:
Paid in capital		$ 77,946,049
Undistributed net investment income		508,676
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,110,868
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,955,281
Net Assets		$ 93,520,874

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($41,118,861 ÷ 2,574,015 shares)	$ 15.97

Service Class: Net Asset Value, offering price and redemption price per share ($2,697,673 ÷ 169,246 shares)	$ 15.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,557,687 ÷ 350,172 shares)	$ 15.87

Investor Class: Net Asset Value, offering price and redemption price per share ($44,146,653 ÷ 2,768,059 shares)	$ 15.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Value Leaders Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 853,520
Interest		30
Income from Fidelity Central Funds		16,637
Total income		870,187

Expenses
Management fee	$ 238,012
Transfer agent fees	51,545
Distribution fees	7,596
Accounting and security lending fees	16,628
Custodian fees and expenses	25,103
Independent trustees' compensation	127
Audit	22,478
Legal	134
Miscellaneous	14,841
Total expenses before reductions	376,464
Expense reductions	(1,309)	375,155
Net investment income (loss)		495,032
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,226,484
Foreign currency transactions	14,086
Total net realized gain (loss)		4,240,570
Change in net unrealized appreciation (depreciation) on: Investment securities	2,544,917
Assets and liabilities in foreign currencies	(97)
Total change in net unrealized appreciation (depreciation)		2,544,820
Net gain (loss)		6,785,390
Net increase (decrease) in net assets resulting from operations		$ 7,280,422

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 495,032	$ 646,523
Net realized gain (loss)	4,240,570	2,929,131
Change in net unrealized appreciation (depreciation)	2,544,820	5,333,793
Net increase (decrease) in net assets resulting from operations	7,280,422	8,909,447
Distributions to shareholders from net investment income	-	(632,567)
Distributions to shareholders from net realized gain	(1,189,552)	(1,820,096)
Total distributions	(1,189,552)	(2,452,663)
Share transactions - net increase (decrease)	9,505,007	24,630,755
Total increase (decrease) in net assets	15,595,877	31,087,539

Net Assets
Beginning of period	77,924,997	46,837,458
End of period (including undistributed net investment income of $508,676 and undistributed net investment income of $13,644, respectively)	$ 93,520,874	$ 77,924,997

See accompanying notes which are an integral part of the financial statements.

VIP Value Leaders Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 13.30	$ 12.28	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.15	.13	.10 H	.04
Net realized and unrealized gain (loss)	1.28	1.86	1.11	1.59	1.21
Total from investment operations	1.37	2.01	1.24	1.69	1.25
Distributions from net investment income	-	(.13)	(.07)	(.08)	(.04)
Distributions from net realized gain	(.22)	(.37)	(.16)	(.53)	(.01)
Total distributions	(.22)	(.49) L	(.22) K	(.61)	(.05)
Net asset value, end of period	$ 15.97	$ 14.82	$ 13.30	$ 12.28	$ 11.20
Total Return B, C, D	9.34%	15.18%	10.18%	15.15%	12.51%
Ratios to Average Net Assets F, J
Expenses before reductions	.82% A	.84%	.98%	2.07%	3.63% A
Expenses net of fee waivers, if any	.82% A	.84%	.85%	1.00%	1.06% A
Expenses net of all reductions	.82% A	.83%	.81%	.96%	1.04% A
Net investment income (loss)	1.23% A	1.09%	1.00%	.88%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,119	$ 42,725	$ 37,465	$ 1,944	$ 1,687
Portfolio turnover rate G	110% A	94%	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I For the period June 17, 2003 (commencement of operations) to December 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.155 per share. L Total distributions of $.49 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.365 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 13.28	$ 12.26	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.10	.09 H	.04
Net realized and unrealized gain (loss)	1.27	1.86	1.13	1.59	1.20
Total from investment operations	1.36	2.00	1.23	1.68	1.24
Distributions from net investment income	-	(.12)	(.05)	(.08)	(.04)
Distributions from net realized gain	(.22)	(.37)	(.16)	(.53)	(.01)
Total distributions	(.22)	(.48) L	(.21) K	(.61)	(.05)
Net asset value, end of period	$ 15.94	$ 14.80	$ 13.28	$ 12.26	$ 11.19
Total Return B, C, D	9.29%	15.11%	10.10%	15.08%	12.41%
Ratios to Average Net Assets F, J
Expenses before reductions	.91% A	.93%	1.42%	2.17%	3.73% A
Expenses net of fee waivers, if any	.91% A	.93%	.97%	1.10%	1.16% A
Expenses net of all reductions	.91% A	.93%	.93%	1.06%	1.14% A
Net investment income (loss)	1.14% A	1.00%	.78%	.78%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,698	$ 2,458	$ 2,137	$ 1,941	$ 1,687
Portfolio turnover rate G	110% A	94%	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I For the period June 17, 2003 (commencement of operations) to December 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.155 per share. L Total distributions of $.48 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.75	$ 13.25	$ 12.23	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.12	.08	.07 H	.03
Net realized and unrealized gain (loss)	1.27	1.84	1.13	1.59	1.20
Total from investment operations	1.34	1.96	1.21	1.66	1.23
Distributions from net investment income	-	(.10)	(.04)	(.08)	(.04)
Distributions from net realized gain	(.22)	(.37)	(.16)	(.53)	(.01)
Total distributions	(.22)	(.46) L	(.19) K	(.61)	(.05)
Net asset value, end of period	$ 15.87	$ 14.75	$ 13.25	$ 12.23	$ 11.18
Total Return B, C, D	9.18%	14.86%	9.98%	14.91%	12.31%
Ratios to Average Net Assets F, J
Expenses before reductions	1.09% A	1.14%	1.60%	2.32%	3.88% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.12%	1.25%	1.32% A
Expenses net of all reductions	1.09% A	1.09%	1.08%	1.21%	1.29% A
Net investment income (loss)	.96% A	.83%	.63%	.63%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,558	$ 4,467	$ 2,957	$ 2,581	$ 2,247
Portfolio turnover rate G	110% A	94%	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I For the period June 17, 2003 (commencement of operations) to December 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $1.55 per share. L Total distributions of $.46 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.365 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.30	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.09	.14	.05
Net realized and unrealized gain (loss)	1.27	1.86	.61
Total from investment operations	1.36	2.00	.66
Distributions from net investment income	-	(.12)	(.05)
Distributions from net realized gain	(.22)	(.37)	(.03)
Total distributions	(.22)	(.49) K	(.08) J
Net asset value, end of period	$ 15.95	$ 14.81	$ 13.30
Total Return B, C, D	9.28%	15.06%	5.20%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	.97%	1.15% A
Expenses net of fee waivers, if any	.93% A	.97%	1.00% A
Expenses net of all reductions	.93% A	.96%	.96% A
Net investment income (loss)	1.12% A	.96%	.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,147	$ 28,274	$ 4,279
Portfolio turnover rate G	110% A	94%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.030 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Value Leaders Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Value Leaders Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,608,708
Unrealized depreciation	(1,780,763)
Net unrealized appreciation (depreciation)	$ 10,827,945
Cost for federal income tax purposes	$ 83,372,951

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

VIP Value Leaders Portfolio

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $54,844,332 and 46,402,133, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,289
Service Class 2	6,307
$ 7,596

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 14,841
Service Class	852
Service Class 2	2,465
Investor Class	33,387
$ 51,545

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,097 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,399.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,292 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 362,794
Service Class	-	18,695
Service Class 2	-	29,094
Investor Class	-	221,984
Total	$ -	$ 632,567
From net realized gain
Initial Class	$ 598,456	$ 1,031,629
Service Class	36,555	58,819
Service Class 2	68,223	105,568
Investor Class	486,318	624,080
Total	$ 1,189,552	$ 1,820,096

VIP Value Leaders Portfolio

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	300,106	995,302	$ 4,644,084	$ 14,048,028
Reinvestment of distributions	39,977	94,957	598,456	1,394,423
Shares redeemed	(648,843)	(1,023,701)	(9,808,189)	(14,501,975)
Net increase (decrease)	(308,760)	66,558	$ (4,565,649)	$ 940,476
Service Class
Shares sold	642	-	$ 10,000	$ -
Reinvestment of distributions	2,445	5,288	36,555	77,514
Net increase (decrease)	3,087	5,288	$ 46,555	$ 77,514
Service Class 2
Shares sold	53,028	80,992	$ 808,737	$ 1,131,528
Reinvestment of distributions	4,582	9,211	68,223	134,662
Shares redeemed	(10,355)	(10,524)	(162,231)	(147,206)
Net increase (decrease)	47,255	79,679	$ 714,729	$ 1,118,984
Investor Class
Shares sold	1,132,508	1,712,304	$ 17,409,327	$ 24,221,597
Reinvestment of distributions	32,508	57,496	486,318	846,064
Shares redeemed	(306,707)	(181,703)	(4,586,273)	(2,573,880)
Net increase (decrease)	858,309	1,588,097	$ 13,309,372	$ 22,493,781

Semiannual Report

VIP Value Leaders Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0807
1.788834.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 24, 2007